As filed with Securities and Exchange Commission on October 8, 2020.
File Nos. 333-223017
811-03859

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 4	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 5	[X]
(Check Appropriate Box or Boxes)

Variable Separate Account
(Exact Name of Registrant)
AMERICAN GENERAL LIFE INSURANCE COMPANY
(Name of Depositor)
2727-A Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (800) 871-2000
Manda Ghaferi, Esq.
American General Life Insurance Company
21650 Oxnard Street Suite 750, Woodland Hills, California 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
□  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on October 13, 2020 pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.

Variable Separate Account
Cross Reference Sheet
Part A — Prospectus
Item Number in Form N-4		Caption
1.	Cover Page	Cover Page
2.	Definitions	Glossary
3.	Synopsis	Highlights; Fee Table; Maximum and Minimum Expense Examples; The Polaris Advisory Variable Annuity; Purchasing a Polaris Advisory Variable Annuity
4.	Condensed Financial Information	Appendix - Condensed Financial Information
5.	General Description of Registrant, Depositor and Portfolio Companies	Other Information; Investment Options
6.	Deductions	Fee Table; Expenses
7.	General Description of Variable Annuity Contracts	The Polaris Advisory Variable Annuity; Purchasing a Polaris Advisory Variable Annuity; Investment Options
8.	Annuity Period	Annuity Income Options
9.	Death Benefit	Death Benefits
10.	Purchases and Contract Value	Purchasing a Polaris Advisory Variable Annuity; Access to Your Money
11.	Redemptions	Access To Your Money
12.	Taxes	Taxes
13.	Legal Proceedings	Other Information
14.	Table of Contents of Statement of Additional Information	Contents of Statement of Additional Information

Part B — Statement of Additional Information
Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-223017, filed on April 27, 2020, Accession No. 0001683863-20-005409.
A supplement dated October 13, 2020 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, File Nos. 333-223017 and 811-03859.
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 13, 2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advisory Variable Annuity

This Rate Sheet Prospectus Supplement (“Rate Sheet Supplement”) does not apply if you do not elect a living benefit feature.

This Rate Sheet Supplement provides the Income Credit Percentage, Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages effective on or after October 13, 2020. This Rate Sheet Supplement must be used in conjunction with the Prospectus dated October 13, 2020. If you need another copy of the Prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-223017.

The rates and percentages listed below apply to applications signed on or after October 13, 2020. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract.

The percentages listed in this Rate Sheet Prospectus Supplement can be superseded at any time. At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-223017.

POLARIS INCOME MAX

Income Credit Percentage

The Income Credit Percentage is 5.25% (as a percentage of the Income Credit Base).

Maximum Annual Withdrawal Percentage and Protected Income Percentage Table

The first percentage represents the Maximum Annual Withdrawal Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) and the second percentage represents the Protected Income Payment Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) for each of the options shown:

Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Max Income Option 1		Polaris Income Max Income Option 2		Polaris Income Max Income Option 3
	Maximum Annual Withdrawal Percentage	Protected Payment Income Percentage	Maximum Annual Withdrawal Percentage	Protected Payment Income Percentage	Maximum Annual Withdrawal Percentage	Protected Payment Income Percentage
One Covered Person (Age 50 - 59)	3.75%	3.00%(2)	4.00%	3.00%(2)	3.00%	3.00%
One Covered Person (Age 60 - 64)	4.75%	3.00%(2)	5.00%	3.00%(2)	3.50%	3.50%
One Covered Person (Age 65 - 71)	6.25%	4.00%	7.50%	3.00%	5.00%	5.00%
One Covered Person (Age 72 and Older)	6.75%	4.00%	8.00%	3.00%	5.25%	5.25%
Two Covered Persons (Age 50 - 59)	3.25%	3.00%(3)	3.50%	3.00%(3)	2.75%	2.75%
Two Covered Persons (Age 60 - 64)	4.25%	3.00%(3)	4.50%	3.00%(3)	3.25%	3.25%
Two Covered Persons (Age 65 - 71)	5.75%	4.00%	7.00%	3.00%	4.50%	4.50%
Two Covered Persons (Age 72 and Older)	6.25%	4.00%	7.50%	3.00%	4.75%	4.75%
(1)	If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person’s 65th birthday.
(3)

If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person’s 65th birthday.

POLARIS INCOME PLUS DAILY FLEX

Maximum Annual Withdrawal Percentage and Protected Income Percentage Table

The first percentage represents the Maximum Annual Withdrawal Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) and the second percentage represents the Protected Income Payment Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) for each of the options shown:

Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Daily Flex Income Option 1		Polaris Income Plus Daily Flex Income Option 2		Polaris Income Plus Daily Flex Income Option 3
	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage
One Covered Person (Age 45 - 59)	3.25%	2.75%(2)	3.25%	2.75%(2)	2.50%	2.50%
One Covered Person (Age 60 - 64)	4.25%	2.75%(2)	4.25%	2.75%(2)	3.00%	3.00%
One Covered Person (Age 65 - 71)	6.00%	4.00%	7.00%	3.00%	4.75%	4.75%
One Covered Person (Age 72 and Older)	6.50%	4.00%	7.50%	3.00%	5.00%	5.00%
Two Covered Persons (Age 45 - 59)	2.75%	2.75%(3)	2.75%	2.75%(3)	2.25%	2.25%
Two Covered Persons (Age 60 - 64)	3.75%	2.75%(3)	3.75%	2.75%(3)	2.75%	2.75%
Two Covered Persons (Age 65 - 71)	5.50%	4.00%	6.50%	3.00%	4.25%	4.25%
Two Covered Persons (Age 72 and Older)	6.00%	4.00%	7.00%	3.00%	4.50%	4.50%
(1)	If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.

Dated: October 13, 2020

Please keep this Supplement with your Prospectus

Prospectus
October 13, 2020
Flexible Premium Deferred Variable Annuity Contract
issued by Depositor
American General Life Insurance Company
in connection with
VARIABLE SEPARATE ACCOUNT
This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., PIMCO Variable Insurance Trust, Seasons Series Trust and SunAmerica Series Trust.
Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.
If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401k or 403b plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified plan itself. You should fully discuss this decision with your financial representative.
To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information (“SAI”) dated October 13, 2020. The SAI has been filed with the United States Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.
In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/annuities/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.
Variable Annuities involve risks, including possible loss of principal, and are not a deposit or obligation of, or guaranteed or endorsed by, any bank. They are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. These securities have not been approved or disapproved by the SEC, nor any state securities commission, nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Important Information About Living Benefits: If you elect a Living Benefit, you must allocate your money according to applicable investment requirements, which may limit your ability to grow contract value. If you do not plan on taking withdrawals, or you take any withdrawals prior to the Activation Date or take Excess Withdrawals after the Activation Date that could result in your contract value and Income Base reducing to zero, then electing a Living Benefit may not be appropriate for you because you are paying fees for a Living Benefit you may not use or receive any benefit from.
If you elect a Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit features.
If you elect a Living Benefit, not all Underlying Funds are available as investment options. Please see “Are there investment requirements if I elect a Living Benefit?” under OPTIONAL LIVING BENEFITS for details. If you purchased your contract prior to October 13, 2020, please see Appendix F for applicable terms to your contract.
UNDERLYING FUNDS:	Managed by:
Franklin Allocation VIP Fund	Franklin Templeton Services, LLC
Franklin Income VIP Fund	Franklin Advisers, Inc.
Goldman Sachs VIT Government Money Market Fund§	Goldman Sachs Asset Management, L.P.
Invesco V.I. American Franchise Fund	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.
Lord Abbett Growth and Income Portfolio	Lord, Abbett & Co. LLC
PIMCO Emerging Markets Bond Portfolio	Pacific Investment Management Company
PIMCO Total Return Portfolio§	Pacific Investment Management Company
SA AB Growth Portfolio	AllianceBernstein L.P.
SA AB Small & Mid Cap Value Portfolio	AllianceBernstein L.P.
(Underlying Funds continued on next page)

UNDERLYING FUNDS:	Managed by:
SA Allocation Balanced Portfolio	SunAmerica Asset Management, LLC
SA Allocation Growth Portfolio	SunAmerica Asset Management, LLC
SA Allocation Moderate Growth Portfolio	SunAmerica Asset Management, LLC
SA Allocation Moderate Portfolio	SunAmerica Asset Management, LLC
SA American Funds Asset Allocation Portfolio	Capital Research and Management Company*
SA American Funds Global Growth Portfolio	Capital Research and Management Company*
SA American Funds Growth Portfolio	Capital Research and Management Company*
SA American Funds Growth-Income Portfolio	Capital Research and Management Company*
SA American Funds VCP Managed Allocation Portfolio§	Capital Research and Management Company*
SA BlackRock Multi-Factor 70/30 Portfolio	BlackRock Investment Management, LLC
SA BlackRock VCP Global Multi Asset Portfolio§	BlackRock Investment Management, LLC
SA Columbia Technology Portfolio	Columbia Management Investment Advisers, LLC
SA DFA Ultra Short Bond Portfolio§	Dimensional Fund Advisors LP
SA Dogs of Wall Street Portfolio	SunAmerica Asset Management, LLC
SA Emerging Markets Equity Index Portfolio	SunAmerica Asset Management, LLC
SA Federated Hermes Corporate Bond Portfolio§	Federated Investment Management Company
SA Fidelity Institutional AM® International Growth Portfolio	FIAM LLC
SA Fidelity Institutional AM® Real Estate Portfolio	FIAM LLC
SA Fixed Income Index Portfolio# §	SunAmerica Asset Management, LLC
SA Fixed Income Intermediate Index Portfolio# §	SunAmerica Asset Management, LLC
SA Franklin Small Company Value Portfolio	Franklin Mutual Advisers, LLC
SA Franklin U.S. Equity Smart Beta Portfolio	Franklin Advisers, Inc.
SA Global Index Allocation 90/10 Portfolio	SunAmerica Asset Management, LLC
SA Global Index Allocation 75/25 Portfolio	SunAmerica Asset Management, LLC
SA Global Index Allocation 60/40 Portfolio	SunAmerica Asset Management, LLC
SA Goldman Sachs Global Bond Portfolio§	Goldman Sachs Asset Management International
SA Goldman Sachs Multi-Asset Insights Portfolio	Goldman Sachs Asset Management, L.P.
SA Index Allocation 60/40 Portfolio	SunAmerica Asset Management, LLC
SA Index Allocation 80/20 Portfolio	SunAmerica Asset Management, LLC
SA Index Allocation 90/10 Portfolio	SunAmerica Asset Management, LLC
SA International Index Portfolio#	SunAmerica Asset Management, LLC
SA Invesco Growth Opportunities Portfolio	Invesco Advisers, Inc.
SA Invesco Main Street Large Cap Portfolio[1]	Invesco Advisers, Inc.
SA Invesco VCP Equity-Income Portfolio§	Invesco Advisers, Inc.
SA Janus Focused Growth Portfolio	Janus Capital Management, LLC
SA JPMorgan Diversified Balanced Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Emerging Markets Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Equity-Income Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Global Equities Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan MFS Core Bond Portfolio§	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company
SA JPMorgan Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc.
SA Large Cap Growth Index Portfolio	SunAmerica Asset Management, LLC
SA Large Cap Index Portfolio#	SunAmerica Asset Management, LLC
SA Large Cap Value Index Portfolio	SunAmerica Asset Management, LLC
SA Legg Mason BW Large Cap Value Portfolio	Brandywine Global Investment Management, LLC
SA Legg Mason Tactical Opportunities Portfolio#	QS Investors, LLC
SA MFS Blue Chip Growth Portfolio	Massachusetts Financial Services Company
SA MFS Massachusetts Investors Trust Portfolio	Massachusetts Financial Services Company
SA MFS Total Return Portfolio#	Massachusetts Financial Services Company
SA Mid Cap Index Portfolio#	SunAmerica Asset Management, LLC
SA Morgan Stanley International Equities Portfolio#	Morgan Stanley Investment Management Inc.
SA PGI Asset Allocation Portfolio	Principal Global Investors, LLC
SA PIMCO VCP Tactical Balanced Portfolio§	Pacific Investment Management Company LLC
SA PineBridge High-Yield Bond Portfolio	PineBridge Investments LLC
SA Putnam Asset Allocation Diversified Growth Portfolio	Putnam Investment Management, LLC
SA Putnam International Growth and Income Portfolio	Putnam Investment Management, LLC
SA Schroders VCP Global Allocation Portfolio§	Schroder Investment Management North America Inc.
SA Small Cap Index Portfolio#	SunAmerica Asset Management, LLC
SA Templeton Foreign Value Portfolio	Templeton Investment Counsel, LLC
SA T. Rowe Price Asset Allocation Growth Portfolio#	T. Rowe Price Associates, Inc.
SA T. Rowe Price VCP Balanced Portfolio§	T. Rowe Price Associates, Inc.
SA VCP Dynamic Allocation Portfolio§	SunAmerica Asset Management, LLC and AllianceBernstein L.P.

UNDERLYING FUNDS:	Managed by:
SA VCP Dynamic Strategy Portfolio§	SunAmerica Asset Management, LLC and AllianceBernstein L.P.
SA VCP Index Allocation Portfolio# §	SunAmerica Asset Management, LLC and T. Rowe Price Associates, Inc.
SA Wellington Capital Appreciation Portfolio	Wellington Management Company LLP
SA Wellington Government and Quality Bond Portfolio§	Wellington Management Company LLP
SA Wellington Real Return Portfolio§	Wellington Management Company LLP
SA Wellington Strategic Multi-Asset Portfolio	Wellington Management Company LLP
SA WellsCap Aggressive Growth Portfolio	Wells Capital Management Incorporated
[1]	On or about October 13, 2020, SA Oppenheimer Main Street Large Cap Portfolio changed its name to SA Invesco Main Street Large Cap Portfolio.
*	Capital Research and Management Company manages the corresponding Master Fund (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.
#	Please note that not all of these Underlying Funds may be available through the broker-dealer with which your investment advisor is affiliated. Please check with your investment advisor for availability and additional restrictions.
§	These Underlying Funds are the only available investment options for the Polaris Income Max Living Benefit.

Glossary

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
Accumulation Phase - The period during which you invest money in your contract.
Accumulation Units - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.
Annuitant - The person on whose life we base annuity income payments after you begin the Income Phase.
Annuity Date - The date you select on which annuity income payments begin.
Annuity Units - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.
Beneficiary - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other’s primary Beneficiary.
Company - Refers to American General Life Insurance Company ("AGL"). The term “we,” “us” and “our” are also used to identify the issuing Company.
Continuation Contribution - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.
Continuing Spouse - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.
Feeder Funds - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds Global Growth, SA American Funds Growth, SA American Funds Growth-Income, SA American Funds Asset Allocation, and SA American Funds VCP Managed Allocation Variable Portfolios.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Fund-of-Funds - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.
General Account - The Company’s account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or Living Benefits which are in excess of portions of contract value allocated to the Variable Portfolios.
Good Order - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.
Income Phase - The period upon annuitization during which we make annuity income payments to you.
Insurable Interest - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.
Latest Annuity Date - The first NYSE business day of the month following your 95th birthday.
Market Close - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.
Master Funds - Funds of the American Funds Insurance Series in which the Feeder Funds invest.
Non-Qualified (contract) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account (“IRA”).
NYSE - New York Stock Exchange.
Owner - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term “you” or “your” are also used to identify the Owner.
Purchase Payments - The money you give us to buy and invest in the contract.
Purchase Payments Limit - $1,000,000.
Qualified (contract) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
Secure Value Account - A Fixed Account, available only with election of certain Living Benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.
Separate Account - A segregated asset account maintained by the Company separately from the Company’s General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.
Trusts - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., PIMCO Variable Insurance Trust, Seasons Series Trust, and SunAmerica Series Trust.
Underlying Funds - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.
Variable Portfolio(s) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Highlights

The Polaris Advisory Variable Annuity is a contract between you and the Company that is designed for those who have hired an investment advisor to provide investment advice for a fee. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.
Free Look: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state). You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the close of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. Please see FREE LOOK in the prospectus.
Expenses: There are fees and charges associated with the contract. We deduct separate account charges which equal 0.40% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios. Your investment advisor may charge a fee for advice provided (“Investment Advisory Fee”). The Investment Advisory Fee charged by your investment advisor is separate from and in addition to the fees and charges detailed in this prospectus and is covered by a separate agreement between you and your investment advisor. If available, for contracts issued without election of a Living Benefit, you may enroll in a systematic withdrawal program to have your Investment Advisory Fee deducted directly from your contract and paid to your investment advisor. Please see the FEE TABLE, PURCHASING A POLARIS ADVISORY VARIABLE ANNUITY, ACCESS TO YOUR MONEY and EXPENSES in the prospectus.
Access to Your Money: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59½. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.
Optional Living Benefits: You may elect one of the optional Living Benefits available under your contract for an additional fee. These Living Benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional Living Benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.
You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. Please see OPTIONAL LIVING BENEFITS in the prospectus.
Death Benefit: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.
Annuity Income Options: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see ANNUITY INCOME OPTIONS in the prospectus.
Inquiries: If you have questions about your contract, call your investment advisor or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.
All material state variations are described in Appendix E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

The Company offers several different variable annuity contracts to meet the diverse needs of our investors. Our contracts may provide different features, benefits, programs and investment options offered at different fees and expenses. When working with your investment advisor to determine the best product to meet your needs, you should consider among other things, whether the features of this contract and the related fees provide the most appropriate package to help you meet your retirement savings goals.
If you would like information regarding how money is shared among our business partners, including broker-dealers through which you may purchase a variable annuity and received from certain investment advisors of the Underlying Funds, please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.

Fee Table FOR CONTRACTS ISSUED ON OR AFTER OCTOBER 13, 2020

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please see EXPENSES in the prospectus for important information about these fees and charges.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.
Contract Owner Transaction Expenses

Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Premium Tax[2]	3.5%
The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.
Contract Owner Annual Expenses

Separate Account Charges[3] (Deducted from the average daily ending net asset value allocated to the Variable Portfolios)	0.40%
Optional Feature Expenses

If an optional feature is elected the following additional fees are deducted annually.

Death Benefits
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
You may only elect one of the optional death benefits.
Return of Purchase Payment	0.15%
Maximum Anniversary Value	0.40%
Living Benefits4
(calculated as percentage of the Income Base and deducted from the contract value)
You may only elect one of the optional Living Benefits.
Polaris Income Max
Polaris Income Plus Daily Flex
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.25%	2.50%
Two Covered Persons	1.25%	2.50%

Lifetime Income Option Change Fee[6]	0.25%

Total Annual Portfolio Operating Expenses (as of December 31, 2019)

The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract.More detail about the Underlying Funds’ expenses is contained in the prospectus for each Trust.
	Minimum [7]	Maximum [8]
Expenses charged by Underlying Funds of the Trusts that you may pay periodically during the time that you own the contract. Expenses include management fees and other expense.	0.21%	1.73%
Footnotes to the Fee Table:
1  In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
2  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
3  Separate Account Charge: If you do not elect any optional features, your total separate account annual expenses would be 0.40%.
Beneficiary Expenses if Extended Legacy is Elected

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.40% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
4   The fee is calculated as a percentage of the Income Base which determines the basis for the guaranteed benefit. The annual fee is deducted from contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.

5  The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.  Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME MAX AND POLARIS INCOME PLUS DAILY FLEX FEE.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*	The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
6  If you elect Polaris Income Max or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee shown in the Fee Table.
7  The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2019. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.03% of its fee and the fee is 0.18% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.18%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.
8  The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund, as of its fiscal year ended December 31, 2019. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.75% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. If the fee waiver was reflected in the maximum expense, the expense would be 0.98%. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver.

Fee Table FOR CONTRACTS ISSUED PRIOR TO OCTOBER 13, 2020

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please see EXPENSES in the prospectus for important information about these fees and charges.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.
Contract Owner Transaction Expenses

Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Premium Tax[2]	3.5%
The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.
Contract Owner Annual Expenses

Separate Account Charges[3] (Deducted from the average daily ending net asset value allocated to the Variable Portfolios)	0.40%
Optional Feature Expenses

If an optional feature is elected the following additional fees are deducted annually.

Death Benefits
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Return of Purchase Payment	0.15%
Maximum Anniversary Value	0.40%
Living Benefits4
(calculated as percentage of the Income Base and deducted from the contract value)
Polaris Income Plus
(Polaris Income Plus is not available for election on or after September 8, 2019.)
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.00%	2.50%
Two Covered Persons	1.25%	2.50%
Polaris Income Plus Daily
(Polaris Income Plus Daily is not available for election on or after September 8, 2019.)
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.15%	2.50%
Two Covered Persons	1.35%	2.50%
Polaris Income Plus Flex
Polaris Income Plus Daily Flex
(Polaris Income Plus Flex and Polaris Income Plus Daily Flex became available in certain states on or after May 1, 2019)
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.25%	2.50%
Two Covered Persons	1.25%	2.50%

Lifetime Income Option Change Fee[6]	0.25%

Total Annual Portfolio Operating Expenses (as of December 31, 2019)

The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract.More detail about the Underlying Funds’ expenses is contained in the prospectus for each Trust.
	Minimum [7]	Maximum [8]
Expenses charged by Underlying Funds of the Trusts that you may pay periodically during the time that you own the contract. Expenses include management fees and other expense.	0.21%	1.73%

Footnotes to the Fee Table:
1  In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
2  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
3  Separate Account Charge: If you do not elect any optional features, your total separate account annual expenses would be 0.40%.
Beneficiary Expenses if Extended Legacy is Elected

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.40% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
4   The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to October 13, 2020, please see APPENDIX F- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO October 13, 2020, for a description of the Living Benefit you may have elected.
5  The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*	The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). For Polaris Income Plus Flex and Polaris Income Plus Daily Flex only, if you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625%[(0.40% + 0.25%)/4] for the first Benefit Quarter immediately following the Activation Date.
6  If you elect Polaris Income Plus Flex or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee shown in the Fee Table.
7  The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2019. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.03% of its fee and the fee is 0.18% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.18%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.
8  The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund, as of its fiscal year ended December 31, 2019. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.75% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. If the fee waiver was reflected in the maximum expense, the expense would be 0.98%. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver.

Maximum and Minimum Expense Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.
Example Assumptions
The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.
The first Maximum Expense Example reflects the highest possible combination of charges for any version of the contract since inception. The second Maximum Expense Examples reflects the highest possible combination of charges for the current offering of the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.
Maximum Expense Examples
(assuming separate account annual expenses of 0.80% (including the optional Maximum Anniversary Value death benefit feature), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.50% for remaining years) and investment in an Underlying Fund with total expenses of 1.73%)
(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$390	$1,407	$2,423	$4,962
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$390	$1,407	$2,423	$4,962
Minimum Expense Examples
(assuming minimum separate account annual expenses of 0.40%, no election of optional features and investment in an Underlying Fund with total expenses of 0.21%*)

(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$59	$192	$337	$759
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$59	$192	$337	$759

Maximum Expense Examples
(assuming separate account annual expenses of 0.80% (including the optional Maximum Anniversary Value death benefit feature), the optional Polaris Income Plus Daily Flex feature (for the first year calculated at the initial annual fee rate of 1.25% and at the maximum annual fee rate of 2.50% for remaining years) and investment in an Underlying Fund with total expenses of 1.73%)
(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$380	$1,398	$2,416	$4,956
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$380	$1,398	$2,416	$4,956
Minimum Expense Examples
(assuming minimum separate account annual expenses of 0.40%, no election of optional features and investment in an Underlying Fund with total expenses of 0.21%*)

(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$59	$192	$337	$759
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$59	$192	$337	$759

Additional Expense Example Information
1.	If you elected the optional Return of Purchase Payment death benefit or the Contract Value death benefit, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base which is used to calculate the Polaris Income Plus Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year.
2.	If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please see ANNUITY INCOME OPTIONS below.
*	The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.03% fee waiver.

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A – CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.

The Polaris ADVISORY
Variable Annuity

You should fully discuss all of the benefits and risks of this variable annuity with your investment advisor prior to purchase.
This variable annuity was developed to help you plan for your retirement. It has two phases:
Accumulation Phase: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.
Income Phase: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.
This variable annuity provides insurance features and benefits, which may be valuable to you:
Optional Living Benefit: For a fee, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.
Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.
Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.
Tax Deferral*: You do not pay taxes on your earnings from the contract until you withdraw them.
*	If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your investment advisor.
The contract is called a “variable” annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:
Variable Portfolios: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.
Fixed Accounts: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.
For more information on available Variable Portfolio and Fixed Account investment options under this contract, please see INVESTMENT OPTIONS.

Purchasing a Polaris ADVISORY
Variable Annuity

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.
Maximum Issue Age
We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature:
Without Optional Benefits	With Optional Living Benefit	With Optional Maximum Anniversary Death Benefit
85	80*	80
*	If a second Covered Person is added or if one of the original Covered Persons is changed to a different Covered person, the second Covered Person must meet the above age requirements at the time of addition. Please see OPTIONAL LIVING BENEFITS.
Note: In general, we will not issue a Qualified contract to anyone who is age 72 or older, unless it is shown that the minimum distribution required by the IRS is being made. Please see TAXES.
Joint Ownership
A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.
The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.
We will not issue a Qualified contract with joint owners, in accordance with tax law.
Spouse
Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners (“Domestic Partners”) qualify for treatment as, or are equal to spouses under state law.
Non-Spouse
In certain states, we may issue the contract to non-spousal joint owners. Non-spousal joint Owners and Domestic Partners should consult with their tax adviser and/or investment advisor as, they may not be able to fully benefit from certain benefits and features of the contract such as the optional Living Benefits, if applicable, and spousal continuation of the death benefit.
Please see the Appendix E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a list of states that require that benefits and features be made to domestic or civil union partners.

Non-Natural Ownership
A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.
At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:
•	Estate planning,
•	Tax consequences, and
•	The propriety of this contract as an investment consistent with a non-natural Owner’s organizational documentation.
For more information on non-natural ownership, please see TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.
Assignment of the Contract/Change of Ownership
You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.
•	Your rights and those of any other person with rights under this contract will be subject to the assignment.
•	We are not responsible for the validity, tax or other legal consequences of any assignment.
•	An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.
We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.
Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax adviser before assigning the contract.
Termination of the Contract for Misstatement and/or Fraud
The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.
If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. Please see Appendix E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for specific information.
Allocation of Purchase Payments
In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.
An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.
Minimum Initial and Subsequent Purchase Payments
Minimum Initial Purchase Payment(1)	Minimum Subsequent Purchase Payment	Minimum Automatic Subsequent Purchase Payment
$25,000	$500	$100
(1)	If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.
Purchase Payment Restrictions
We will not allow anyone age 86 or older to add subsequent Purchase Payments after the contract issue date. The attained age restrictions to add subsequent Purchase Payments may vary depending on your election of an optional Living Benefit or optional death benefit as follows:
Without Optional Benefits	With Optional Living Benefit	With Optional Maximum Anniversary Death Benefit
86	81	81
We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice and restrict allowance of Purchase Payment(s) based on age as shown above and election of optional benefit(s).
We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.
•	For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.
•	Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or The United States Life Insurance Company in the City of New York (“US Life”) to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.
Submission of Purchase Payments
Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.

Regular Mail:
Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:
American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330
Express Delivery:
Overnight deliveries of Purchase Payments can only be accepted at the following address:
American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750
Electronic Transmission:
We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.
Agent of Company:
We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.
You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your investment advisor to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.
Automatic Payment Plan:
Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments. We reserve the right to modify, suspend or terminate the Automatic Payment Plan at any time should subsequent Purchase Payments no longer be accepted and will notify you prior to exercising that right.
Purchase Payment Pricing Date
We allocate your Purchase Payment as of the date such Purchase Payment is priced.
•	An initial Purchase Payment is received by us in Good Order before Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.
If the Purchase Payment is received in Good Order after Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.
Allocation Instructions
Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. Please see INVESTMENT OPTIONS.
Accumulation Units
We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.
The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. Please see ALLOCATION OF PURCHASE PAYMENTS.
The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.
The factor is determined by:
1.	dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and
2.	multiplying it by one minus all applicable daily asset based charges.
We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

Example:
We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.
Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.
Free Look
You may cancel your contract within ten days after receiving it. We call this a “free look.” Your state may require a longer free look period. Please check your contract or with your investment advisor.
To cancel, mail the contract along with your written free look request to:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570.
If you decide to cancel your contract during the free look period we will refund the following:
•	The value of your contract on the day we receive your request in Good Order if received before Market Close.
•	The value of your contract on the next NYSE business day, if the free look request is received after Market Close.
IRA and State Free Look Restrictions
Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.
If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of:
(1)	Purchase Payments; or
(2)	the value of your contract on the day we receive your request in Good Order.
With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.
Please see your contract and Appendix E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for information about the free look period in your state.
Exchange Offers
From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.
Important Information for Military Servicemembers
If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.
•	Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers’ Group Life Insurance program (also referred to as “SGLI”).
More details may be obtained on-line at the following website: www.insurance.va.gov.
•	This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.
•	No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

Investment Options

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:
•	Variable Portfolios
•	Fixed Accounts
•	Dollar Cost Averaging Fixed Account
•	Secure Value Account (optional Living Benefit only)
If you elect an optional Living Benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. Please see Investment and Rebalancing Requirements in the OPTIONAL LIVING BENEFITS section. If you purchased your contract prior to October 13, 2020, please see Appendix F for applicable terms regarding your investment options.

Variable Portfolios
The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. All Variable Portfolios may not be available through the broker-dealer with which your investment advisor is affiliated. Please check with your investment advisor for availability.
Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:
Asset Allocation	Cash
Bond	Stock
From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio’s prior name.
Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.
You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports.
We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.
Please consult your investment advisor regarding which of these Variable Portfolios are appropriate for your risk tolerance.
You should read the prospectuses for the Trusts carefully for detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors.
Selection of Underlying Funds
The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor’s or subadvisor’s reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.
Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund’s service providers have affiliates that can provide marketing and distribution support for sales of the contract. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.
Fund-of-Funds
Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.
Master-Feeder Funds
Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.
Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.
Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors (“Board”) of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.

Volatility Control Funds
Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds’ overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.
These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.
Trusts
We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.
Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.
Unaffiliated Trusts
We offer Underlying Funds of the following unaffiliated Trusts:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I Shares
Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”).
Franklin Templeton Variable Insurance Products Trust — Class 1 Shares
Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust (“FTVIPT”).
Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund’s investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.
Goldman Sachs Variable Insurance Trust — Class Institutional Shares
Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust (“GST”).
Lord Abbett Series Fund, Inc. — Class VC Shares
Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. (“LASF”).
PIMCO Variable Insurance Trust — Class 1 Shares
Pacific Investment Management Company LLC is the investment advisor to PIMCO Variable Insurance Trust (“PVIT”).
Affiliated Trusts
We offer Underlying Funds of the following affiliated Trusts:
SAAMCO MANAGED TRUSTS
We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the “SAAMCo Managed Trusts”) at least in part because they are managed by SunAmerica Asset Management, LLC (“SAAMCo”), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.
Anchor Series Trust — Class 1 Shares
SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust (“AST”).
Seasons Series Trust — Class 1 Shares
SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust (“SST”).
SunAmerica Series Trust — Class 1 Shares
SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust (“SAST”).
SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.
SAST Master-Feeder Funds
Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series (“AFIS”), which invests directly in individual securities.
If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for more discussion of the Master-Feeder structure.
SA VCP Dynamic Allocation Portfolio and
SA VCP Dynamic Strategy Portfolio
SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the “Dynamic Allocation Portfolio”) and Dynamic Strategy Portfolio (“Dynamic Strategy Portfolio”). AllianceBernstein L.P. is the subadvisor (the “Subadvisor”) of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.
The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for details.
SA American Funds VCP Managed Allocation Portfolio
SA BlackRock VCP Global Multi Asset Portfolio
SA Invesco VCP Equity-Income Portfolio
SA PIMCO VCP Tactical Balanced Portfolio
SA Schroders VCP Global Allocation Portfolio
SA T. Rowe Price VCP Balanced Portfolio
SA VCP Index Allocation Portfolio
The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the Living Benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. Please see the applicable prospectuses and Statements of Additional Information of the SunAmerica Series Trust and the American Funds Insurance Series Master Fund for details.
You should read the prospectuses for the Trusts carefully. These prospectuses contain detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors. You may obtain a copy of these prospectuses for the Trusts by calling our Annuity Service Center at (800) 445-7862 or by visiting our website at aig.onlineprospectus.net/AIG/ProductDocuments. You may also obtain information about the Underlying Funds (including a copy of the Statement of Additional Information) by accessing the U.S. Securities and Exchange Commission’s website at www.sec.gov.
Please see next page for available Variable Portfolios which are grouped by asset class and listed alphabetically.

ASSET ALLOCATION
Underlying Funds	Managed by:	Trust
Franklin Allocation VIP Fund[1]	Franklin Templeton Services, LLC	FTVIPT
Franklin Income VIP Fund	Franklin Advisers, Inc.	FTVIPT
SA Allocation Balanced Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA Allocation Growth Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA Allocation Moderate Growth Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA Allocation Moderate Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA American Funds Asset Allocation Portfolio[2]	Capital Research and Management Company	SAST
SA BlackRock Multi-Factor 70/30 Portfolio	BlackRock Investment Management, LLC	SAST
SA Global Index Allocation 60/40 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Global Index Allocation 75/25 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Global Index Allocation 90/10 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Goldman Sachs Multi-Asset Insights Portfolio	Goldman Sachs Asset Management, L.P.	SAST
SA Index Allocation 60/40 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Index Allocation 80/20 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Index Allocation 90/10 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA JPMorgan Diversified Balanced Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA Legg Mason Tactical Opportunities Portfolio	QS Investors, LLC	SAST
SA MFS Total Return Portfolio[3]	Massachusetts Financial Services Company	SAST
SA PGI Asset Allocation Portfolio	Principal Global Investors, LLC	AST
SA Putnam Asset Allocation Diversified Growth Portfolio	Putnam Investment Management, LLC	SST
SA T. Rowe Price Asset Allocation Growth Portfolio	T. Rowe Price Associates, Inc.	SAST
SA Wellington Strategic Multi-Asset Portfolio	Wellington Management Company LLP	AST
[1]	This Underlying Fund is a Fund-of-Funds.
[2]	This Underlying Fund is a Master-Feeder fund.
[3]	SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.
BOND
Underlying Funds	Managed by:	Trust
PIMCO Emerging Markets Bond Portfolio	Pacific Investment Management Company LLC	PVIT
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC	PVIT
SA DFA Ultra Short Bond Portfolio	Dimensional Fund Advisors LP	SAST
SA Federated Hermes Corporate Bond Portfolio	Federated Investment Management Company	SAST
SA Fixed Income Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Fixed Income Intermediate Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Goldman Sachs Global Bond Portfolio	Goldman Sachs Asset Management International	SAST
SA JPMorgan MFS Core Bond Portfolio	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	SAST
SA PineBridge High-Yield Bond Portfolio	PineBridge Investments LLC	SAST
SA Wellington Government and Quality Bond Portfolio	Wellington Management Company LLP	AST
SA Wellington Real Return Portfolio	Wellington Management Company LLP	SST
CASH
Underlying Funds	Managed by:	Trust
Goldman Sachs VIT Government Money Market Fund	Goldman Sachs Asset Management, L.P.	GST
STOCK
Underlying Funds	Managed by:	Trust
Invesco V.I. American Franchise Fund[4]	Invesco Advisers, Inc.	AVIF
Invesco V.I. Comstock Fund[4]	Invesco Advisers, Inc.	AVIF
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.	AVIF
Lord Abbett Growth and Income Portfolio	Lord, Abbett & Co. LLC	LASF
SA AB Growth Portfolio	AllianceBernstein L.P.	SAST
SA AB Small & Mid Cap Value Portfolio	AllianceBernstein L.P.	SAST
SA American Funds Global Growth Portfolio[5]	Capital Research and Management Company	SAST
SA American Funds Growth Portfolio[5]	Capital Research and Management Company	SAST
SA American Funds Growth-Income Portfolio[5]	Capital Research and Management Company	SAST
SA Columbia Technology Portfolio	Columbia Management Investment Advisers, LLC	SAST
SA Dogs of Wall Street Portfolio[4]	SunAmerica Asset Management, LLC	SAST
SA Emerging Markets Equity Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Fidelity Institutional AM® International Growth	FIAM LLC	SAST
SA Fidelity Institutional AM® Real Estate Portfolio	FIAM LLC	SAST

Underlying Funds	Managed by:	Trust
SA Franklin Small Company Value Portfolio	Franklin Mutual Advisers, LLC	SAST
SA Franklin U.S. Equity Smart Beta Portfolio	Franklin Advisers, Inc.	SAST
SA International Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Invesco Growth Opportunities Portfolio	Invesco Advisers, Inc.	SAST
SA Invesco Main Street Large Cap Portfolio	Invesco Advisers, Inc.	SAST
SA Janus Focused Growth Portfolio	Janus Capital Management, LLC	SAST
SA JPMorgan Emerging Markets Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Equity-Income Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Global Equities Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA Large Cap Growth Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Large Cap Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Large Cap Value Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Legg Mason BW Large Cap Value Portfolio	Brandywine Global Investment Management, LLC	SAST
SA MFS Blue Chip Growth Portfolio	Massachusetts Financial Services Company	SAST
SA MFS Massachusetts Investors Trust Portfolio[4]	Massachusetts Financial Services Company	SAST
SA Mid Cap Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Morgan Stanley International Equities Portfolio	Morgan Stanley Investment Management Inc.	SAST
SA Putnam International Growth and Income Portfolio	Putnam Investment Management, LLC	SAST
SA Small Cap Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Templeton Foreign Value Portfolio	Templeton Investment Counsel, LLC	SAST
SA Wellington Capital Appreciation Portfolio	Wellington Management Company LLP	AST
SA WellsCap Aggressive Growth Portfolio	Wells Capital Management Incorporated	SAST
[4]	Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
[5]	This Underlying Fund is also a Master-Feeder fund.
VOLATILITY CONTROL FUNDS
Underlying Funds	Managed by:	Trust
SA American Funds VCP Managed Allocation Portfolio[5,6]	Capital Research and Management Company	SAST
SA BlackRock VCP Global Multi Asset Portfolio[6]	BlackRock Investment Management, LLC	SAST
SA Invesco VCP Equity-Income Portfolio	Invesco Advisers, Inc.	SAST
SA PIMCO VCP Tactical Balanced Portfolio	Pacific Investment Management Company LLC	SAST
SA Schroders VCP Global Allocation Portfolio	Schroder Investment Management North America	SAST
SA T. Rowe Price VCP Balanced Portfolio	T. Rowe Price Associates, Inc.	SAST
SA VCP Dynamic Allocation Portfolio[6]	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST
SA VCP Dynamic Strategy Portfolio[6]	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST
SA VCP Index Allocation Portfolio[6]	SunAmerica Asset Management, LLC and T. Rowe Price Associates, Inc.	SAST
[5]	This Underlying Fund is also a Master-Feeder fund.
[6]	A portion of this Underlying Fund is a Fund-of-Funds.

Substitution, Addition or Deletion of Variable Portfolios
We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.
Fixed Accounts
Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your investment advisor.
Please check with your investment advisor regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. Please see GENERAL ACCOUNT below.
Minimum Guaranteed Interest Rate
We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.
Interest Rate Categories
There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires.
With each category of interest rate, your money may be credited a different rate as follows:
•	Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.
•	Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.
•	Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.
Transfers/Withdrawals from Fixed Accounts
There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. We do not contact you. If you do not contact us, your money will remain in the same Fixed Account where it will earn interest at the renewal rate then in effect for that Fixed Account.
We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.
Check with your investment advisor about the current availability of this service.
Fixed Account Restrictions
At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your investment advisor regarding the availability of Fixed Accounts.
Secure Value Account
If you elect a Living Benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a Living Benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. Please see “Are there investment requirements if I elect a Living Benefit?” under OPTIONAL LIVING BENEFITS. Allocations to the

Secure Value Account are obligations of the General Account. Please see GENERAL ACCOUNT below.
Dollar Cost Averaging Fixed Accounts
You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging (“DCA”) Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:
DCA Fixed Account	Minimum Purchase Payment
6-Month	$600
12-Month	$1,200
•	The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as “source” accounts exclusively to facilitate the DCA Program for a specified time period.
•	You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. Please see DOLLAR COST AVERAGING PROGRAM below for more information.
•	Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.
DCA Interest Rate Crediting
DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
Dollar Cost Averaging Program
Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account (“source account”) to any available investment options (“target account”).
The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.
Example of DCA Program
Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:
Month	Accumulation Unit Value	Units Purchased
1	$ 7.50	100
2	$ 5.00	150
3	$10.00	75
4	$ 7.50	100
5	$ 5.00	150
6	$ 7.50	100
You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.
DCA Program Guidelines
•	Fixed Accounts are not available as target accounts for the DCA Program.
•	Transfers occur on a monthly periodic schedule.
•	The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.
•	Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.
Allocation of Subsequent Purchase Payments to DCA Program
If you have not elected an optional Living Benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). Please see DOLLAR COST AVERAGING FIXED ACCOUNTS above for more information.
Termination of DCA Program
You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.
Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.
Automatic Asset Rebalancing Program
Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.
Under the Automatic Asset Rebalancing Program:
•	You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.
•	At your request, rebalancing occurs on a quarterly, semiannual or annual basis.
•	Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.
Changes to Rebalancing Instructions
If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided (“Default Rebalancing Instructions”). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.
Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.
Mandatory Rebalancing with Election of a Living Benefit
If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. Please see OPTIONAL LIVING BENEFITS below.
Automatic asset rebalancing will continue if it is a requirement of an optional Living Benefit that remains in effect pursuant to your Spousal Beneficiary’s election of Spousal Continuation.
We reserve the right to modify, suspend or terminate the Automatic Asset Rebalancing Program at any time and we will notify you 30 days prior to exercising that right. In the event of modification, we will administer the program according to the parameters of the modification. In the event of suspension or termination of the program, we will no longer administer the program and your investments will no longer be rebalanced.
Transfers During the Accumulation Phase
Subject to the Company’s rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.
•	Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.
•	You must transfer at least $100 per transfer.
•	If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.
Submitting Transfer Instructions
Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. Please see SHORT-TERM TRADING POLICIES below for more information.
Telephone:
(800) 445-7862
Internet:
www.aig.com/annuities
United States Postal Service (first-class mail):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Facsimile:
(818) 615-1543
Telephone/Internet Authorization
We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.
If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.
Transfer Fees
There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.

Please see Appendix E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state-specific fees.
Accepting Transfer Requests
We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer’s, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.
We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension.
Pricing Transfer Requests
Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.
Short-Term Trading Policies
This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product (“Short-Term Trading”) and we discourage Short-Term Trading as more fully described below.
Risks of Short-Term Trading
Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as “arbitrage”; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.
We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.
Standard U.S. Mail Policy
Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 6-months. The 5th transfer in a 6-month look-back period (“6-Month Rolling Period”) triggers the Standard U.S. Mail Policy.
Transfer Requests under the U.S. Mail Policy
•	While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.
•	Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.
•	All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.
•	Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.
•	We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. See Omnibus Group Contracts below for more information.
Example
For example, if you made a transfer on August 19, 2020 and within the previous six months (from February 20, 2020 forward) you made 5 transfers including the August 19th transfer, then all transfers made for six months after August 19, 2020 must be submitted by U.S. Mail (from August 20, 2020 through February 20, 2021).
Accelerated U.S. Mail Policy
We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.
Additional Short-Term Trading Restrictions
To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:
1.	impose further limits on the size, manner, number and/or frequency of transfers you can make;
2.	impose minimum holding periods;
3.	reject any Purchase Payment or transfer request;
4.	terminate your transfer privileges; and/or
5.	request that you surrender your contract.
We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Enforcement Determination Factors
Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:
•	the number of transfers made in a defined period;
•	the dollar amount of the transfer;
•	the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;
•	the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;
•	whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;
•	the history of transfer activity in the contract or in other contracts we may offer; and/or
•	other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.
Applicability to Third Party Trading Services
The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.
Deterrence Limitations
Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.
Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.
You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.
Omnibus Group Contracts
Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.
We reserve the right to modify the policies and procedures described in the TRANSFERS DURING THE ACCUMULATION PHASE section at any time. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.
Underlying Funds’ Short-Term Trading Policies
Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.
•	We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund’s Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.
•	We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.
We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.
Processing Omnibus Orders
Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund’s policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

Required Information Sharing
Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.
Transfers During the Income Phase
During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.
You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.
Voting Rights
The Company is the legal owner of the Trusts’ shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

Access to your Money

You can access money in your contract in one of the following ways:
•	Partial Withdrawal,
•	Systematic Withdrawal,
•	Total Withdrawal (also known as surrender), or
•	Annuity Income Payment (during Income Phase).
Withdrawals made prior to age 59½ may result in a 10% IRS penalty tax. Due to the passage of the Coronavirus Aid, Relief, and Economic Security (CARES) Act, the 10% IRS penalty tax for withdrawals made prior to age 59½ will be waived for qualifying coronavirus related distributions taken from a Qualified plan or IRA from January 1, 2020 through December 31, 2020. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. Please see TAXES.
Minimum Withdrawal Amount and Minimum Contract Value
	Minimum Withdrawal Amount	Minimum Contract Value(1)
Partial Withdrawal	$1,000	$2,500 (2)
Systematic Withdrawal	$100	$2,500 (2)
(1)	The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.
(2)	The total contract value must be at least $2,500 after a withdrawal.
Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.
If you elected an optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. Please see OPTIONAL LIVING BENEFITS below.
Investment Advisory Fee Withdrawal
If available, for contracts issued without election of a Living Benefit, you may enroll in a systematic withdrawal program to have the Investment Advisory Fee deducted directly from your contract and paid to your investment advisor. The Investment Advisory Fee will be capped at a specific percentage of your contract value and listed on our administrative form. The cap for the Investment Advisory Fee may change periodically at our discretion.
The deduction of the Investment Advisory Fee is treated as a withdrawal and will reduce your contract value. A withdrawal can have many consequences and may reduce the guarantees of the death benefit you elected. Please discuss whether the Investment Advisory Fee should be taken from or outside of your annuity contract (and its tax impact) with your investment advisor.
Processing Withdrawal Requests
A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.
Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.
We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.
Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
Partial, Systematic, and Required Minimum Distributions
Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.
If you surrender your contract, we may deduct any premium taxes, if applicable. Please see EXPENSES.
Optional Living Benefit Withdrawals
Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested. If you have elected an optional Living Benefit and if you take a withdrawal on or after the Activation Date that exceeds the Maximum Annual Withdrawal Amount, the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments.
Please see “What are the effects of withdrawals on Polaris Income Max?” and “What are the effects of withdrawals on Polaris Income Plus Daily Flex?” under OPTIONAL LIVING BENEFITS below.
Systematic Withdrawal Program
During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available. Please contact our Annuity Service Center which can provide the necessary enrollment forms.
If you elect a Living Benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program on or after the Activation Date, you must request withdrawals on the appropriate Living Benefit enrollment form. The Systematic Withdrawal Program may not be established before the Activation Date. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a Living Benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawal(s) within the same contract year and may permanently reduce future guaranteed withdrawal amounts. If you must take Required Minimum Distributions (RMDs) from this contract and want to ensure that these withdrawals will not permanently reduce future guaranteed withdrawal amounts on or after the Activation Date, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount under the Living Benefit or the RMD amount as calculated by our Annuity Service Center.
Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.
We reserve the right to modify, suspend or terminate the Systematic Withdrawal Program at any time and we will notify you prior to exercising that right.

optional Living Benefits

General Information Applicable to All Living Benefits
These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to activate income at any time. Polaris Income Max allows the contract owner guaranteed rising income through Income Credits prior to the Activation Date. Polaris Income Plus Daily Flex allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. Please see DEATH BENEFITS below. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefits.
Please note that not all Living Benefits, investment options and/or Income Options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59½ at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.
Depending on the broker-dealer with which your investment advisor is affiliated, in order to purchase your contract, you may be required to elect a Living Benefit.
Certain Living Benefits are no longer offered or have changed since first being offered. If your contract was issued prior to October 13, 2020, please see Appendix F for details regarding those benefits.
Below is a glossary of Living Benefit Terms and a summary of the key features of the optional Living Benefits offered in your contract.
Glossary of Living Benefit Terms
Activation Date
The date on which your Lifetime Income is activated. Upon activation of Lifetime Income, changes cannot be made to the Covered Person(s) or Income Options.

Anniversary Value
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. Please see SPOUSAL CONTINUATION below.
Benefit Effective Date
The date the Living Benefit is elected. The Benefit Effective Date is the same as the Contract Issue Date.
Benefit Quarter
Each consecutive 3 month period starting on the Benefit Effective Date.
Benefit Quarter Anniversary
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day. For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.
Benefit Year
Each consecutive one year period starting on the Benefit Effective Date.
Benefit Year Anniversary
The date on which each Benefit Year begins.
Contract Year
Each consecutive one year period starting on the Contract Issue Date.
Covered Person(s)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.
Covered Person Changes
The Covered Person(s) may be changed in the event of Life Change Event prior to or on the Activation Date. No further changes may be made to the Covered Person(s) after the Activation Date.
Excess Withdrawal
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year after the Activation Date and exceeds the greater of the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base or the Required Minimum Distribution amount as calculated by the Annuity Service Center. An Excess Withdrawal will cause the Income Base and the Maximum Annual Withdrawal Amount to be recalculated.
Higher Anniversary Value
For Polaris Income Max, the current Anniversary Value that is greater than the current Income Base.
Income Base
The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year after the Activation Date without reducing the Income Base. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.
Income Credit
Applicable to Polaris Income Max only, the Income Credit is an amount that may be added to the Income Base prior to the Activation Date as shown in the following table:
Optional Living Benefit	Income Credit (as a percentage of the Income Credit Base)	Income Credit Availability Prior to the Activation Date
Polaris Income Max	The applicable Income Credit Percentage is provided in the Rate Sheet Supplement	The Income Credit Base and Income Base are reduced proportionately for any withdrawals taken prior to the Activation Date
Polaris Income Plus Daily Flex	Not available
Income Credit Base
Applicable to Polaris Income Max only, the Income Credit Base is used solely as a basis for calculating the Income Credit prior to the Activation Date.
Income Credit Percentage
Applicable to Polaris Income Max only, a percentage of the Income Credit Base used to determine the Income Credit amount prior to the Activation Date.
Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Income Credit Percentage. If you need another copy of the prospectus or Rate Sheet Supplement, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet prospectus supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-223017.
Income Option
The Income Option is elected by You at contract issue. The Maximum Annual Withdrawal Amounts and Protected Income Payments offered in each Income Option vary by age and whether you elect one or two Covered Persons.
Income Option Change
A one-time opportunity to change the Income Option of your initial Living Benefit election on the Activation Date.
Investment Requirements
In order to elect the Living Benefit, you must invest your money in accordance with certain requirements outlined below under “Are there investment requirements if I elect a Living Benefit?”
Life Change Event
A change to the Covered Person(s) upon marriage, divorce or death if prior to the Activation Date.
Lifetime Income
Any withdrawal taken on or after the Activation Date that is all or part of the Maximum Annual Withdrawal Amount or Protected Income Payment.

Maximum Annual Withdrawal Amount
The maximum amount that may be withdrawn each Benefit Year on or after activating Lifetime Income and while the contract value is greater than zero without reducing the Income Base.
Maximum Annual Withdrawal Percentage
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year after activating Lifetime Income and while the contract value is greater than zero.
Minimum Income Base
Applicable to Polaris Income Plus Daily Flex only, the Minimum Income Base is a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary prior to the Activation Date. An annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to the Activation Date.
Prior to the Activation Date, any withdrawals taken will proportionately reduce all Purchase Payments used in the calculation of the Minimum Income Base.
Protected Income Payment
The amount to be paid each year over the lifetime of the Covered Person(s) after the Activation Date, if and when the contract value is reduced to zero, but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.
Protected Income Payment Percentage
The percentage used to determine the Protected Income Payment.
Step-up Value
If you elect Polaris Income Plus Daily Flex, the Step-Up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.
Overview of Living Benefits
The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you will receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. Please see ANNUITY INCOME OPTIONS below.
You may elect one of the optional Living Benefits, both of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. The Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, if you live longer than expected or combination of these factors. You may never need to rely on this protection as the benefit’s value is dependent on your contract’s performance, your withdrawal activity and your longevity. If you do not expect to take any withdrawals, then electing the Living
Benefit would not be appropriate. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return. If you elect a Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit; therefore, election of the Living Benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the Maximum Annual Withdrawal Amount allowable under the Living Benefit.
Please see POLARIS INCOME MAX AND POLARIS INCOME PLUS DAILY FLEX below for a more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. You should consider each Living Benefit thoroughly and understand it completely before deciding to elect a Living Benefit.
Polaris Income Max and Polaris Income Plus Daily Flex
How does Polaris Income Max work?
Polaris Income MaxSM locks in the greater of two values to determine the Income Base. The Income Base is initially equal to the first Purchase Payment. The Income Base is automatically locked in on each Benefit Year Anniversary, as the greater of (1) the Higher Anniversary Value, or (2) the Income Base increased by any available Income Credit.
Polaris Income Max offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract’s Higher Anniversary Value, or an Income Base with an annual Income Credit, if any. If you elect Polaris Income Max, you may choose from Income Options 1, 2 or 3, but must elect the date on which your Lifetime Income is activated (the “Activation Date”).
Polaris Income Max allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the “Covered Person Change”) and 2) Income Options (the “Income Option Change”) on the Activation Date. The Covered Person Change is also permitted where there is a marriage, divorce, or death prior to the Activation Date (the “Life Change Event”) of one of the original Covered Person(s). You may take withdrawals prior to the Activation Date and those withdrawals will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage. However withdrawals taken prior to the Activation Date will reduce the Income Base, Income Credit Base, and Purchase Payments in the same proportion by which the contract value is reduced by the withdrawal.
The annual Income Credit is an amount we may add to the Income Base each year prior to the Activation Date. The

Income Credit is determined by multiplying the Income Credit Percentage by the Income Credit Base.
Prior to Activation Date, if withdrawals are taken, the Income Credit amount is reduced because it will be based on the proportionately reduced Income Credit Base.
On or after the Activation Date, the Income Credit will no longer be available.
Please see “How do increases to the Income Base and Income Credit Base work under Polaris Income Max?”below.
How does Polaris Income Plus Daily Flex work?
Polaris Income Plus Daily Flex® offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. If you elect Polaris Income Plus Daily Flex, you may choose from Income Options 1, 2, or 3, but must elect the date on which your Lifetime Income is activated (the “Activation Date”).
Polaris Income Plus Daily Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the “Covered Person Change”) and 2) Income Option (the “Income Option Change”) on the Activation Date. The Covered Person(s) Change is permitted where there is a marriage, divorce, or death prior to the Activation Date (the “Life Change Event”) of the original Covered Person(s). At least one of the original named Covered Person(s) must remain on the contract. You may take withdrawals prior to the Activation Date and those withdrawals will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage. However, withdrawals taken prior to the Activation date will reduce the Income Base and Purchase Payments in the same proportion by which the contract value is reduced by the withdrawal.
Prior to the Activation Date, the Income Base step-ups, if any, occur on a daily basis. The Income Base is the basis for the Covered Person(s)’ Lifetime Income. The Income Base is initially equal to the first Purchase Payment, increased by any subsequent Purchase Payments, if any, and reduced proportionately for any withdrawals made. In addition, you will be eligible for the Minimum Income Base on every Benefit Year Anniversary prior to the Activation Date. The Minimum Income Base is a specified percentage of the Purchase Payment(s). The Purchase Payment(s) used to calculate the Minimum Income Base are reduced for any withdrawals taken prior to the Activation Date.
On or after the Activation Date, the Minimum Income Base will no longer increase on future Benefit Anniversaries. Please see “How do increases to the Income Base work under Polaris Income Plus Daily Flex?” below.
What are the differences between Polaris Income Max and Polaris Income Plus Daily Flex?
Living Benefit Parameter	Polaris Income Max	Polaris Income Plus Daily Flex
This Living Benefit is suitable for the type of investor	Who wants the guarantee of Income Credits prior to the Activation Date	Who wants the greater flexibility of investment options and wants a Living Benefit that provides the ability for the Income Base to step up more frequently to Step-up Values.
Initial Annual Fee	1.25% One Covered Person 1.25% Two Covered Persons
Minimum Income Base	N/A	Minimum Income Base: 5% simple interest applied annually to Purchase Payments received prior to the Activation Date. Any withdrawals taken prior to the Activation Date will proportionately reduce all Purchase Payments used in the calculation of the Minimum Income Base. No further adjustments are made on or after the Activation Date.
Income Credit – Prior to the Activation Date	Income Credit available – the Income Credit Base and Income Base are reduced proportionately for any withdrawals taken prior to the Activation Date	N/A
Income Credit – On or After the Activation Date	N/A	N/A
Frequency of Step-up Values	Annually	Daily
Investment Requirements	20% in Secure Value Account 80% in Variable Portfolios (total of 19 investment options)	10% in Secure Value Account 90% in Variable Portfolios Asset Allocation Portfolios (39 investment options) or 90% in Build Your Own Allocation (80 investment options that cross 12 asset classes)
Please consult with your financial representative regarding which Living Benefit is appropriate for you.
The Maximum Annual Withdrawal Percentages, Protected Income Payment Percentages, and Income Credit Percentage are set forth in the Rate Sheet Supplement that must accompany this prospectus.

Are there investment requirements if I elect a Living Benefit?
Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.
With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.
You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.
Investment Requirements for Polaris Income Max Income Option 1, 2 or 3
If you elect Polaris Income Max, you must allocate your assets in accordance with the following:
20% Secure Value Account	Up to 80% in one or more of the following Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
PIMCO Total Return
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA Invesco VCP Equity-Income*
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
* You may invest up to a maximum of 50% in each of these Variable Portfolios.
** You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
Investment Requirements for Polaris Income Plus Daily Flex Income Option 1, 2 or 3
If you elect Polaris Income Plus Daily Flex, you must allocate your assets in accordance with the option below or Build Your Own Allocation:
10% Secure Value Account	Asset Allocation Portfolios
Up to 90% in one or more of the following Variable Portfolios:
Individually Managed Asset Allocation Portfolios:
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Index Fund-of-Funds Portfolios:
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income Portfolios
Goldman Sachs VIT Government Money Market Fund
PIMCO Total Return
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Immediate Index
SA Fixed Income Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.

Build Your Own Allocation
You must allocate your assets in accordance with the following: 10% of your total Purchase Payments in the Secure Value Account. The remaining 90% of your total Purchase Payments must be allocated in the following Investment Groups:
FIXED INCOME PORTFOLIOS Investment Requirement Minimum 18% Maximum 90%
Money Market Portfolio:
Goldman Sachs VIT Government Money Market Fund
Core Fixed Income Portfolios:
PIMCO Total Return
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
Fixed Accounts
1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS Investment Requirement Minimum 0% Maximum 72%**
Global & International Portfolios:
SA Emerging Markets Equity Index
SA International Index
SA JPMorgan Global Equities
SA Morgan Stanley International Equities
Large Core Portfolios:
SA American Funds Growth-Income
SA Franklin U.S. Equity Smart Beta
SA Invesco Main Street Large Cap
SA Large Cap Index
SA MFS Massachusetts Investors Trust
Large Value Portfolios:
Invesco V.I. Comstock
Invesco V.I. Growth and Income
Lord Abbett Growth and Income
SA Dogs of Wall Street
SA JPMorgan Equity-Income
SA Large Cap Value Index
SA Legg Mason BW Large Cap Value
Large Growth Portfolios:
Invesco V.I. American Franchise
SA AB Growth
SA American Funds Growth
SA Janus Focused Growth
SA Large Cap Growth Index
SA MFS Blue Chip Growth
SA Wellington Capital Appreciation
Small & Mid Cap Portfolios:
SA Mid Cap Index
SA Small Cap Index
Asset Allocation Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Funds Asset Allocation
PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED Investment Requirement Minimum 0% Maximum 72%**
SA BlackRock Multi-Factor 70/30
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Asset Allocation (Volatility Control Portfolios):
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

OTHER EQUITY AND SPECIALTY PORTFOLIOS Investment Requirement Minimum 0% Maximum 27%***
Small & Mid Cap Portfolios:
SA AB Small & Mid Cap Value
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Mid-Cap Growth
SA WellsCap Aggressive Growth
Global & International Portfolios:
SA American Funds Global Growth
SA Fidelity Institutional AM® International Growth
SA JPMorgan Emerging Markets
SA Putnam International Growth and Income
SA Templeton Foreign Value
Specialty Portfolios:
PIMCO Emerging Markets Bond
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA PineBridge High-Yield Bond

*	You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
**	You may invest up to a maximum of 36% in an individual Variable Portfolio within this Investment Group.
***	You may invest up to a maximum of 9% in an individual Variable Portfolio within this Investment Group.
How do my investment requirements impact my feature and contract?
Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.
The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company’s risk that the contract value will be reduced to zero before the Covered Person(s)’ death. Withdrawals taken while the contract value is greater than zero are withdrawals of the contract owner’s own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the Living Benefit guarantee. You may never need to rely on this protection as the benefit’s value is dependent on your contract’s performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return. Please consult your investment advisor regarding which Variable Portfolios are appropriate for the Living Benefit you elected.
To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.
We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secure Value Account will not change for the life of your contract.
Rebalancing and Investment Requirements
We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.
Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer (“Default Rebalancing Instructions”) which will replace any previous rebalancing instructions you may have provided.
If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM above.
We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.
What are the factors used to calculate Polaris Income Max?
The Lifetime Income offered by Polaris Income Max is calculated by considering the factors described below.
First,we determine if the Anniversary Value is the Higher Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary.
Second,we determine the Income Base which initially is equal to the first Purchase Payment. The Income Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Third,we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit prior to the Activation Date. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date.
Fourth, we determine the Income Credit. The Income Credit is equal to the applicable Income Credit Percentage multiplied by the Income Credit Base on each Benefit Year Anniversary, prior to the Activation Date. On or after the Activation Date, the Income Credit will no longer be available.
Fifth, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and 3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.
Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Maximum Annual Withdrawal Percentage, Protected Income Payment Percentage, and Income Credit Percentage. If you need another copy of the prospectus or Rate Sheet Supplement, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-223017.
Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see “What are the effects of withdrawals on Polaris Income Max?” below.
Please see APPENDIX C for detailed numerical examples of how your Living Benefit is calculated.
What are the factors used to calculate Polaris Income Plus Daily Flex?
The Lifetime Income offered by Polaris Income Plus Daily Flex is calculated by considering the factors described below.
First, we determine the Step-up Values which are values used to determine the Income Base. The initial Step-up Value is equal to the contract value. Then, on any day that the contract value is greater than the Income Base on that day, the Income Base is stepped up to that value. The Step-up Value is determined daily prior to the Activation Date.
Second, we determine the Income Base, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received, and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Third, if you do not activate Lifetime Income before each Benefit Year Anniversary up to the Activation Date, an annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received. Further, any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used in the calculation of the Minimum Income Base.
Fourth, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and 3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.
Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage. If you need another copy of the prospectus, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet prospectus supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-223017.
Fifth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see “What are the effects of withdrawals on Polaris Income Plus Daily Flex?” below.
Please see APPENDIX C for detailed numerical examples of how your Living Benefit is calculated.

How do increases to the Income Base and Income Credit Base work under Polaris Income Max?
On each Benefit Year Anniversary, prior to the Activation Date, the Income Base is automatically increased to the greater of (1) the Higher Anniversary Value; or (2) the current Income Base plus the Income Credit, if any.
On each Benefit Year Anniversary prior to the Activation Date, if the Income Base is increased to a Higher Anniversary Value, the Income Credit Base is also automatically increased to that Higher Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.
Increases to your Income Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Since Higher Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base and Income Credit Base will not increase if your contract value is higher on days other than the Benefit Year Anniversaries.
On or After Activation Date, the Maximum Annual Withdrawal Amount is recalculated each time there is an increase in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased.
How do increases to the Income Base work under Polaris Income Plus Daily Flex?
Prior to the Activation Date, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments, if any.
Additionally, prior to the Benefit Year Anniversary, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the Purchase Payments.
On or after the Activation Date, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the Activation Date (“first look-back”) or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the Higher Step-up Value since the last Excess Withdrawal. The Income Base will no longer be increased to the Minimum Income Base on the Benefit Year Anniversary on or after the Activation Date.
After the first look-back, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Excess Withdrawal.
What are the effects of withdrawals on Polaris Income Max?
The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of any withdrawals.
Prior to the Activation Date
Any withdrawal in a Benefit Year reduces the Income Base and Income Credit Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.
Additionally, any withdrawal taken will reduce the Income Credit (if applicable). The reduction to the Income Credit Base will result in a lowered Income Credit amount being applied to the Income Base prior to the Activation Date. In addition, these withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.
On or after the Activation Date
Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000 and your Maximum Annual Withdrawal Percentage is 5%. Withdrawals greater than $6,000 would be an Excess Withdrawal. You request a withdrawal of $11,000, of which $5,000 is in excess of your Maximum Annual Withdrawal Amount. Your Income Base will be reduced proportionately to $114,000 as follows: $120,000 x {1 – [($11,000 - $6,000)/ ($106,000 - $6,000)]} = $114,000. The new Maximum Annual Withdrawal Amount will now be 5% of the Income Base: 5% x $114,000 which is $5,700.
Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount.
When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below:
Maximum Annual Withdrawal Amount: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. Please see ACCESS TO YOUR MONEY above and EXPENSES below.
What are the effects of withdrawals on Polaris Income Plus Daily Flex?
The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation of the Minimum Income Base may change over time as a result of the timing and amount of any withdrawals.
Prior to the Activation Date
Any withdrawal in a Benefit Year reduces the Income Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.
Additionally, any withdrawal taken will reduce each Purchase Payment included in the calculation of the
Minimum Income Base. The reduction to the Purchase Payment(s) will result in a lowered amount being applied to the Income Base.
On or after the Activation Date
Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000 and your Maximum Annual Withdrawal Percentage is 5%. Withdrawals greater than $6,000 would be an Excess Withdrawal. You request a withdrawal of $11,000, of which $5,000 is in excess of your Maximum Annual Withdrawal Amount. Your Income Base will be reduced proportionately to $114,000 as follows: $120,000 x {1 – [($11,000 - $6,000)/ ($106,000 - $6,000)]} = $114,000. The new Maximum Annual Withdrawal Amount will now be 5% of the Income Base: 5% x $114,000 which is $5,700.
Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount.
When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below:
Maximum Annual Withdrawal Amount: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
Minimum Income Base: If you activate Lifetime Income, the Minimum Income Base will no longer increase on future Benefit Anniversaries.
Look-back Periods: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the Higher Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.
All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. Please see ACCESS TO YOUR MONEY above and EXPENSES below.
How can I change my Income Option Election?
You may change your Income Option election on the Activation Date. If you change your Income Option election on the Activation Date, an annualized fee applies. Once Lifetime Income begins, you may not change your Income Option election.
What is the fee for Polaris Income Max and Polaris Income Plus Daily Flex?
The fee for Polaris Income Max and Polaris Income Plus Daily Flex is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. Please see APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding the assessment of the fee. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. In addition, if you change your Income Option on the Activation Date, your annual fee will increase on the next Benefit Quarter Anniversary. Please see fee table below:
Polaris Income Max Fee
Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
If you change your Income Option election on the Activation Date, an annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:
Lifetime Income Option Change Fee*	0.25%
*	The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4). The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.
Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME MAX AND POLARIS INCOME PLUS DAILY FLEX FEE.
For Polaris Income Max, an increase in the Income Base due to an addition of an Income Credit, attaining a new Higher Anniversary Value or an addition of subsequent Purchase Payments will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit prior to the Activation

Date will lead to paying a higher fee in any given period than without the addition of the Income Credit because the Income Credit may increase the Income Base. You will be assessed a non-refundable fee each quarter regardless of whether you activate Lifetime Income.
For Polaris Income Plus Daily Flex, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment(s) will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.
If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
What happens if the contract value is reduced to zero while the Income Base is greater than zero?
Prior to the Activation Date,
If the contract value is reduced to zero due to a withdrawal, but the Income Base is greater than zero, the contract will be terminated including any optional benefits and features.
On or after the Activation Date,
If the contract value is reduced to zero, but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your contract value to zero, no further benefits are payable under the contract and your contract along with the Living Benefit will terminate.
If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.
When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:
1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any option mutually agreeable between you and us.
Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.
Please refer to the Rate Sheet Supplement for the Maximum Annual Withdrawal Percentages, Protected Income Payment Percentages, and Income Credit Percentage applicable to your Living Benefit.

Additional important information
applicable to all optional living benefits

When and how may I elect a Living Benefit?
A Living Benefit must be elected at the time of contract issue (the “Benefit Effective Date”). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the “Covered Person(s).” If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Person(s) must meet the minimum and maximum age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.
Polaris Income Max:
Number of Owners	Covered Person
	Minimum Age(1)	Maximum Age(2)
One Owner	50	80
Joint Owners(3)	50	80
(1)	Minimum Age must be met by any Covered Person(s) as of the Contract Issue Date.
(2)	Maximum Age cannot be exceeded by any Covered Person(s) as of the date added.
(3)	Joint Owners may choose which of the two Owners will be the Covered Person. The Beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.

Polaris Income Plus Daily Flex:
Number of Owners	Covered Person
	Minimum Age(1)	Maximum Age(2)
One Owner	45	80
Joint Owners(3)	45	80
(1)	Minimum Age must be met by any Covered Person(s) as of the Contract Issue Date.
(2)	Maximum Age cannot be exceeded by any Covered Person(s) as of the date added.
(3)	Joint Owners may choose which of the two Owners will be the Covered Person. The Beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
What are the allowable changes to Covered Person(s) prior to the Activation Date?
You may make changes to your Covered Person(s) prior to the Activation Date for specific Life Change Events as defined below by submitting the appropriate Covered Person(s) Change form. Note: Any Covered Person being added must meet the above minimum and maximum age requirements.

•	Marriage – If there is one Covered Person, you may add your spouse as the second Covered Person;
•	Divorce – If there are two Covered Persons, you may remove one of the Covered Persons as a result of divorce;
•	Death – Upon the death of one of the Covered Persons, you may remove the deceased Covered Person.
What are the allowable changes to Covered Person(s) on the Activation Date?
Number of Owners and Covered Persons	Allowed Changes to Covered Person(s) on the Activation Date
Single Owned Contract & One Covered Person	Add Spouse as the second Covered Person
Single Owned Contract & Two Covered Persons(1)	Remove or Change the second Covered Person who is not the Single Owner
Jointly Owned Contract & One Covered Person	Add Joint Owner as the second Covered Person
Jointly Owned Contract & Two Covered Persons(1)	Remove or Change either Covered Person
(1)	You must keep at least one of the original Covered Person(s) if requesting to remove or change either Covered Person. Note: If a second Covered Person or if one of the original Covered Person(s) is changed, Covered Person(s) must meet the above minimum and maximum age requirements.
Your Lifetime Income will change as a result of removing or adding a Covered Person(s).
If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?
Prior to the Activation Date, Required Minimum Distributions (“RMD”) will proportionately reduce the Income Base, Income Credit Base, if applicable, and the Purchase Payments used to calculate the Minimum Income Base, if applicable.
On or after the Activation Date, as the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Please see “What are the effects of withdrawals on Polaris Income Max?”and“What are the effects of withdrawals on Polaris Income Plus Daily Flex?”above.
Any withdrawal taken before you activate Lifetime Income (including RMDs) will result in a reduction of the amount of future withdrawals of the Maximum Annual Withdrawal Amount (MAWA).
We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by our Annuity Service Center. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.
If you turned age 70 ½ on or after January 1, 2020, the age at which you must begin taking RMDs is 72. If you turned age 70 ½ before January 1, 2020, the age at which you must begin taking RMDs is 70 ½.
If you are transferring from another company and have already reached the age you must begin taking RMDs, you should take the current tax year’s RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning the age you must begin taking RMDs, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of the age you must begin taking RMDs, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.
What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?
Prior to the Activation Date, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract and the Living Benefit as a new single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract and the Living Benefit as the current single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.

On or after the Activation Date, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract, without the Living Benefit.
If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract with the current Maximum Annual Withdrawal Amount and Protected Income Payment.
Note: At any time, if, the contract value goes to zero due to a withdrawal, the Spousal Beneficiary cannot continue the contract.
What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons and if the contract value is greater than zero?
Prior to the Activation Date, upon death of the first of the two Covered Persons, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract as a single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
Note: Prior to the Activation Date, if the contract value goes to zero due to a withdrawal, the Living Benefit and the contract terminate, and the Spousal Beneficiary cannot continue the contract.
On or after the Activation Date, upon the first of the two Covered Person’s death, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.
Note: On or after the Activation Date, if the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.
The components of the Living Benefit in effect at the time of Spousal Continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person on the Activation Date. If Lifetime Income was not activated prior to the Spousal Continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person on the Activation Date. Please see “How does Polaris Income Max work?” and “How does Polaris Income Plus Daily Flex work?” above.
For Polaris Income Max only
If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Higher Anniversary Values or if applicable, any Income Credit prior to the Activation Date, while the contract value is greater than zero.
For Polaris Income Plus Daily Flex only
If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries prior to the Activation Date. On or after the Activation Date, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base.
Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. Please see DEATH BENEFITS below.
What happens to my Living Benefit upon the Latest Annuity Date?
On the Latest Annuity Date, if the contract value is greater than zero, You must select one of the following options:
1.	Annuitize by selecting from choices a. or b. below:
a.	elect to begin one of the Annuity Income Payment Options set forth in Your Contract. If you choose this option, We will apply the contract value to provide annuity income payments under the contract’s annuity provisions as described under ANNUITY INCOME OPTIONS; or
b.	elect to receive Lifetime Income under Your Living Benefit option by means of an Annuitization while any of the last named Covered Person(s) is living. If You have already activated Lifetime Income under the Living Benefit, You will continue to receive Lifetime Income by means of an Annuitization as described below. If you have not yet activated Lifetime Income, you may activate Lifetime Income by means of an Annuitization as described under ANNUITY INCOME OPTIONS; or
2.	Fully surrender your Contract
Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.
An election under option 1 above converts Your contract value or Lifetime Income amount to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under Your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If You do not select an option listed above by the Latest Annuity Date, We will automatically begin making Lifetime Income payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract value goes to zero, in accordance with option 1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).
Can I elect to cancel my Living Benefit?
The Living Benefit may not be cancelled by you prior to the 4th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 4th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.
Cancellation Request Received	Cancellation Effective Date
Years 1-4	4th Benefit Year Anniversary
Years 4+	Benefit Quarter Anniversary following the receipt of the cancellation request
Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.
If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 4th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.
What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Max or Polaris Income Plus Daily Flex?
Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.
The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. Please see APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of any Living Benefit.
Are there circumstances under which my Living Benefit will be automatically cancelled?
The Living Benefit and Lifetime Income will automatically be cancelled upon the occurrence of one of the following:
(i)	Annuitization of the contract; or
(ii)	Termination or surrender of the contract; or
(iii)	A death benefit is paid resulting in the contract being terminated; or
(iv)	Any withdrawal prior to the Activation Date that reduces the Contract Value to zero; or
(v)	On or after the Activation Date, any Excess Withdrawal that reduces the contract value and Income Base to zero; or
(vi)	Death of the Covered Person, if only one is elected after Lifetime Income has been activated; or, if two Covered Persons are elected, death of the surviving Covered Person; or
(vii)	A change that removes all of the original Covered Persons from the contract; or
(viii)	A Change of the Owner or Assignment; or
(ix)	You elect to cancel Your Living Benefit.
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.
Any amounts that we may pay under the feature in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.

Death Benefits

You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.
Certain death benefit options are either no longer offered or have changed since first being offered. If your contract was issued prior to September 9, 2019 please see Appendix G – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO SEPTEMBER 9, 2019.
We do not pay a death benefit if:
•	your contract value is reduced to zero; or
•	you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. Please see ANNUITY INCOME OPTIONS.
We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.
Owner	Payable Upon Death of
Natural persons	Owner (or first to die, if jointly owned)
Non-natural person (e.g. Trust)	Annuitant
Beneficiary Designation
You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.
•	If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.
•	If the Owner is a non-natural person then joint Annuitants, if any, shall be each other’s sole primary Beneficiary, except when the Owner is a charitable remainder trust.
•	If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.
Death Benefit Processing
We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.
Satisfactory proof of death includes, but may not be limited to:
(1)	A certified copy of the death certificate; or
(2)	A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(3)	A written statement by a medical doctor who attended the deceased at the time of death.
When Death Benefits are Calculated
•	All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.
If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer; otherwise the contract value will be invested in accordance with the Owner’s instructions prior to death.
If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.
For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.
Death Benefit Settlement Options
Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.
•	Lump sum payment; or
•	Annuity Income Option; or
•	Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or
•	Payment option that is mutually agreeable between you and us
After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary’s address of record, unless otherwise required by state law.
In general, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary’s life expectancy or a shorter period.

Payments associated with such election must begin within one year of death. Federal tax law may limit the Beneficiary’s death benefit and payout options available after your death. Please see ANNUITY INCOME OPTIONS.
Beneficiary Continuation Programs
Please consult a tax adviser regarding tax implications about your particular circumstances if you are considering a Beneficiary Continuation option.
Extended Legacy Program
The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The program may not be elected in conjunction with any other settlement option.
Upon election of the Extended Legacy Program:
•	The contract continues in Owner’s name for the benefit of the Beneficiary who elected the Extended Legacy Program.
•	The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.
•	The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.
Upon election of the Extended Legacy Program, the beneficiary may choose to receive the death benefit under (1) a 5-year settlement option or (2) in the form of withdrawals for a longer period of time:
Under the 5-year settlement option, the Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed no later than five years from the date of death of the Owner.
Note:  If an IRA Owner died prior to January 1, 2020, the 5-year settlement option is not available if the date of the Owner's death occurred after the required beginning date for distributions.
If the Beneficiary elects to take the death benefit in the form of withdrawals for a longer period of time:
•	Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary’s life expectancy as determined in the calendar year after the Owner’s death, with the flexibility to withdraw more than the IRS required minimum distribution. Certain Beneficiaries may not be able to take minimum distributions over their life expectancy.
•	Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31 of the year following the year of the Owner’s death for IRAs.
Note: for IRAs, if the Owner’s death occurred on or after January 1, 2020, choosing to receive the death benefit in the form of withdrawals for a longer period of time is only available for a Spousal Beneficiary. Non-Spousal Beneficiaries may instead elect the 5-year settlement option, if available.
Also note that the CARES Act provides for a waiver of the IRS required minimum distributions in 2020 for Beneficiaries required to take minimum distributions.
If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.
We will process an Extended Legacy election as of the date we receive the following at the Annuity Service Center:
•	Death Claim form electing Extended Legacy Program; and
•	Satisfactory proof of death of the original Owner.
Upon the Beneficiary’s request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.
Restrictions on Extended Legacy Program
•	The Extended Legacy Program cannot be elected with rollover contracts from other companies.
•	No Purchase Payments are permitted.
•	Living Benefits and optional Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.
•	In the event of the Beneficiary’s death, any remaining contract value will be paid to the person(s) named by the Beneficiary.
•	The contract may not be assigned and ownership may not be changed or jointly owned.
•	Any Fixed Accounts and/or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment.
Expenses
We will charge the Beneficiary an annual Separate Account Charge of 0.40%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.
Investment Options
•	The Beneficiary may transfer funds among the available Variable Portfolios (Transfer Fees will apply if transfers exceed 5 transfers in any 6-month look back period); and
•	Variable Portfolios may differ from those available to the original Owner.

Inherited Account Program
The Inherited Account Program, if available, can allow a Beneficiary of another company’s annuity contract to transfer their inherited Non-Qualified deferred annuity or certain Beneficiaries to transfer their IRA to fund a new contract issued by the Company.
•	The Beneficiary of the transferred contract becomes the Owner (as the Beneficiary of the deceased) of the contract issued by us.
•	The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.
•	Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.
•	Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:
•	Inherited Account and Required Minimum Distribution Election Form; and
•	New contract application
Restrictions on Inherited Account Program
•	No Purchase Payments are permitted after the contract has been issued.
•	Optional Living Benefits cannot be elected under the Inherited Account Program.
•	The contract may not be assigned and ownership may not be changed or jointly owned.
Expenses
The contract issued is subject to the same fees and charges applicable to any Owner of the contract.
Investment Options
All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.
Death Benefit Defined Terms
The term “Net Purchase Payment” is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.
We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.
The term “Withdrawal Adjustment” is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. Any withdrawal taken prior to the Activation Date reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken on or after the Activation Date reduces the death benefit as follows:
•	If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.
•	If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (Excess Withdrawal) by the percentage by which the Excess Withdrawal reduced the resulting contract value.
•	Any Lifetime Income withdrawal taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which each Lifetime Income withdrawal reduced the contract value.
Please note: The death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. Please see ALLOCATION OF PURCHASE PAYMENTS for more information on Purchase Payment restrictions.
Death Benefit Options
Contract Value Death Benefit
The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.
The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.
Depending on the broker-dealer with which your investment advisor is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your investment advisor is affiliated. Please check with your investment advisor for availability and additional restrictions.
Return of Purchase Payment Death Benefit
For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.
The following describes the Return of Purchase Payment death benefit without election of a Living Benefit:
The death benefit is the greater of:
1.	Contract value; or
2.	Net Purchase Payments.
The following describes the Return of Purchase Payment death benefit with election of a Living Benefit:
The death benefit is the greater of:
1.	Contract value; or
2.	Purchase Payments reduced by:
a.	any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or
b.	any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
Maximum Anniversary Value Death Benefit
For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.
The Maximum Anniversary death benefit may not be available through the broker-dealer with which your investment advisor is affiliated. Please check with your investment advisor for availability and additional restrictions.
The following describes the Maximum Anniversary Value death benefit without election of a Living Benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Net Purchase Payments; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.
The following describes the Maximum Anniversary Value death benefit with election of a Living Benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Purchase Payments reduced by:
a.	any Withdrawal Adjustments, if the Living Benefit has not been terminated; or
b.	any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:
a.	any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or
b.	any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
Spousal Continuation
The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.
Upon election of Spousal Continuation:
•	Generally, the contract, its benefits and elected features, if any, remain the same.
•	Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. Please see EXPENSES.
•	Continuing Spouse may not terminate the Return of Purchase Payment or Maximum Anniversary Value death benefit if elected at contract issue.
•	Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.
Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.
Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date (“Continuation Contribution”), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse’s death.
We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:
•	Death Claim form; and
•	Satisfactory proof of death of the original Owner.
We will add any Continuation Contribution as of the date we receive both the Continuing Spouse’s written request to continue the contract and satisfactory proof of death of the original Owner (“Continuation Date”) at the Annuity Service Center.
The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment or Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse’s death would differ depending on the Continuing Spouse’s age on the Continuation Date. Please see Appendix B – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION for a discussion of the death benefit calculations upon a Continuing Spouse’s death.
Please see APPENDIX G – DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO SEPTEMBER 9, 2019 for details regarding those benefits.
Please see OPTIONAL LIVING BENEFITS above for information on the effect of Spousal Continuation on these benefits.

Expenses

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.
•	Separate Account Charges
•	Transfer Fee
•	Underlying Fund Expenses
•	Optional Living Benefit Fees
•	Optional Death Benefit Fee
Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your investment advisor. We will not increase certain contract fees, such as Separate Account Charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. Please see APPENDIX E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state-specific expenses.
We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.
Third Party Investment Advisor
This variable annuity is designed for those who have hired an investment advisor to provide investment advice for a fee (“Investment Advisory Fee”). The Investment Advisory Fee charged by your investment advisor is separate from and in addition to the fees and charges detailed in this prospectus and is covered by a separate agreement between you and your investment advisor. The Company is not party to the separate agreement between you and your investment advisor. The investment advisor you hire to provide investment advice is acting solely on your behalf and not on the behalf of the Company. The Company does not provide investment advice, including whether you should purchase this variable annuity or how to allocate your Purchase Payments.
If available, you may enroll in a systematic withdrawal program to have the Investment Advisory Fee deducted directly from your contract and paid to your investment advisor, if you do not elect a Living Benefit. The Investment Advisory Fee will be capped at a specific percentage of your contract value and listed on our administrative form. The cap for the Investment Advisory Fee may change periodically at the Company's discretion. Please discuss whether the Investment Advisory Fee should be taken from or outside of your annuity contract (and its tax impact) with your investment advisor.
Separate Account Charges	0.40%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)
The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.
Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.
If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Underlying Fund Expenses
Investment Management Fees
Investment management fees are set by the Underlying Funds’ own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.
Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.
There are deductions from and expenses paid out of the assets of each Underlying Fund. Detailed information about these deductions and expenses can be found in the prospectuses for the Underlying Funds.
Transfer Fee
After 15 Transfers	$25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.
In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
Optional Living Benefit Fees
The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The Living Benefit fee is charged and received by the Company in consideration of the Living Benefit guarantees provided to you.
The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.
We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
Polaris Income Max Fee
Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
If you change your Income Option election on the Activation Date, an annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:
Lifetime Income Option Change Fee*	0.25%
*	The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4). The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.
Any fee adjustment is based on a non-discretionary formula tied to the VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.
Please see APPENDIX E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding the assessment of the fee.
Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME MAX AND POLARIS INCOME PLUS DAILY FLEX FEE.
If your contract was issued prior to October 13, 2020, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO OCTOBER 13, 2020, for applicable fees.

Optional Return of Purchase Payment Death Benefit Fee
The fee for the optional Return of Purchase Payment death benefit is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s). Please see OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT above.
Optional Maximum Anniversary Value Death Benefit Fee
The fee for the optional Maximum Anniversary Value death benefit is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s). Please see OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT above.
Premium Tax
Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. Please see Appendix E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.
Income Taxes
We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.
Reduction or Elimination of Fees, Expenses and Additional Amounts Credited
Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.
The Company may make such a determination regarding sales to its employees, its affiliates’ employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

Payments in connection with distribution of the contract

Payments We Make
We make payments in connection with the distribution of the contracts that generally fall into the two categories below.
Additional Cash Compensation. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation (“revenue sharing”). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.
These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm’s registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.
We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.
We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2019 in the Statement of Additional Information which is available upon request.
Non-Cash Compensation. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.
We do not assess a specific charge directly to you or your separate account assets in order to cover sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.
Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or investment advisor how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.
Payments We Receive
We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.
We and our affiliates generally receive two kinds of payments described below.
Administrative, Marketing and Support Service Fees. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts’ investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts’ investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.
Other Payments. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor’s, subadvisor’s or distributor’s participation.
In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

Annuity Income Options

The Income Phase
What is the Income Phase?
During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as “annuitizing” your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.
Beginning the Income Phase is an important event. You have different options available to you. You should discuss your options with your investment advisor and/or tax adviser so that together you may make the best decision for your particular circumstances.
When does the Income Phase begin?
Generally, you can annuitize your contract any time after your second contract anniversary (“Annuity Date”) and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.
If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner’s date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.
How do I elect to begin the Income Phase?
You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.
What is the impact on the living and death benefits if I annuitize?
If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. Please see OPTIONAL LIVING BENEFITS and DEATH BENEFITS above.

Annuity Income Options
You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.
We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.
If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.
If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made. For Qualified contracts, annuity income options may be limited to a 10 year guarantee.
Annuity Income Option 1 – Life Income Annuity
This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.
Annuity Income Option 2 – Joint and Survivor Life Income Annuity
This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies. For Qualified contracts, under certain circumstances, the survivor’s annuity income payments may be limited based on the Internal Revenue Code.
Annuity Income Option 3 – Joint and Survivor Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries. Under certain circumstances, the survivor's annuity income payments may be limited based on the Internal Revenue Code.
Annuity Income Option 4 – Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries.
Annuity Income Option 5 – Income for a Specified Period
This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If your contract is a Qualified contract, a guaranteed period of greater than 10 years may not be available. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. A guarantee of payments for more than 10 years may not be available to all Beneficiaries. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.
The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.
Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.
Please see OPTIONAL LIVING BENEFITS above for annuity income options available under the Living Benefits.
Fixed or Variable Annuity Income Payments
You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.
Annuity Income Payments
We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.
If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:
•	for life income options, your age when annuity income payments begin; and
•	the contract value attributable to the Variable Portfolios on the Annuity Date; and
•	the 3.5% assumed investment rate used in the annuity table for the contract; and
•	the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.
The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate (“AIR”) of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.
Deferment of Payments
We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. Please see ACCESS TO YOUR MONEY above for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

Taxes

The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.
Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“IRC”), Treasury Regulations and applicable Internal Revenue Service (“IRS”) guidance to your individual situation.
Refer to the Statement of Additional Information for further details.
Annuity Contracts in General
The IRC provides for special rules regarding the tax treatment of annuity contracts.
•	Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.
•	Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.
•	Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.
Non-Qualified Contract
If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including a Roth IRA, your contract is referred to as a Non-Qualified contract.
Qualified Contract
If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including Roth IRA, your contract is referred to as a Qualified contract.
Employer-sponsored plans/arrangements include:
•	Tax-Sheltered Annuities (also referred to as 403(b) annuities)
•	Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)
•	Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans
If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.
In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your investment advisor should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through Living Benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.
On December 20, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1, 2020 include:
•	an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, for those born on or after July 1, 1949, from the previous age of 70 ½;
•	new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);
•	elimination of the age 70 ½ restriction on traditional IRA contributions for tax years beginning 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions);
•	a new exception to the 10% additional tax on early distributions, for the qualified birth or adoption of a child, which also became an allowable plan distribution event; and,
•	reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½.
The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, was signed into law and provides greater access to assets held in tax-qualified retirement plans and IRAs.  The relief provided in the Act includes, but is not limited to:
•	Expanding distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;
•	Waiver of the 10% additional tax for qualifying coronavirus related distributions taken from January 1, 2020 through December 31, 2020, if they are considered early distributions (generally, distributions taken prior to age 59 ½); and,
•	Providing a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be taken in 2020.
Some provisions in the Act are subject to the terms of an employer’s retirement plan and may not be available with your annuity.
Tax Treatment of Purchase Payments
Non-Qualified Contract
In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.
Qualified Contract
Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.
Qualified Contract—Tax-Sheltered Annuity (403(b))
On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. You may wish to discuss the regulations and/or the general information above with your tax adviser.
Tax Treatment of Distributions
Distributions from Non-Qualified Contracts
Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.
The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:
•	after attaining age 59½;
•	when paid to your Beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	under an immediate annuity contract;
•	when attributable to Purchase Payments made prior to August 14, 1982.
Partial or Total Withdrawals
If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.
Annuitization
If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.
Annuity to Annuity Transfer
A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a “1035 exchange”).
Additional Tax on Net Investment Income
Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income (“MAGI”) threshold.
Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation below).
Distributions from Qualified Contracts
Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer’s plan or contributed to a Roth IRA or non-deductible traditional IRA.
Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.
The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:
•	after attainment of age 59½;
•	when paid to your Beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	dividends paid with respect to stock of a corporation described in IRC Section 404(k);
•	for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;
•	for payment of health insurance if you are unemployed and meet certain requirements;
•	distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;
•	payments to certain individuals called up for active duty after September 11, 2001;
•	payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;
•	amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;
•	distributions for parents after the “qualified birth or adoption” of a new child (subject to limitations);
•	distributions related to Coronavirus relief, as defined under the CARES Act;
Non-IRA contracts:
•	payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and
•	transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).

Annuitization
Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.
Direct and Indirect Rollovers
Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	a required minimum distribution,
(b)	a hardship withdrawal, or
(c)	a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.
The IRC limits the withdrawal of an employee’s elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:
•	reaches age 59½;
•	severs employment with the employer;
•	dies;
•	birth or adoption of child (subject to limitations);
•	distributions related to Coronavirus relief, as defined under the CARES Act;
•	becomes disabled (as defined in the IRC); or
•	experiences a financial hardship (as defined in the IRC).*
*	In the case of hardship, the Owner can only withdraw Purchase Payments.
Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.
Annuity to Annuity Transfer (Tax-Sheltered Annuities)
Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer’s plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.
Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.
Required Minimum Distributions
Information in this section generally does not apply to Non-Qualified contracts.
Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.
The CARES Act provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020. Please consult your tax adviser regarding any questions.
Commencement Date
Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70½ (or age 72, for individuals born on or after July 1, 1949), or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70½ (or age 72, for individuals born on or after July 1, 1949). If you choose to delay your first distribution until the year after the year in which you reach 70½ (72, if applicable) or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.
Combining Distributions from Multiple Contracts
If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.
Automatic Withdrawal Option
You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.

Impact of Optional Benefits
IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or Living Benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.
Tax Treatment of Death Benefits
The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.
Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59½, unless another exception applies. You should consult your tax adviser for more information.
If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits “incidental death benefits” or “life insurance.” The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.
Tax Treatment of Optional Living Benefits
Generally, we will treat amounts credited to the contract value under the optional Living Benefit guarantees, for income tax purposes, as earnings in the contract. Thus, payments of Living Benefits are treated as taxable withdrawals to the extent there are taxable gains in the contract value. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional Living Benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional Living Benefit.
Contracts Owned by a Trust or Corporation
A Trust or Corporation or other Owner that is not a natural person (“Non-Natural Owner”) that is considering purchasing this contract should consult a tax adviser.
Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract’s value in excess of the Owner’s cost basis, and the contract’s cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.
Withholding
Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence.
Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.
Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

20% Withholding on Eligible Rollover Distributions
For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code.
You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.
Foreign Account Tax Compliance Act (“FATCA”)
A Contract Owner who is not a “United States person” which is defined to mean:
•	a citizen or resident of the United States
•	a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia
•	any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)
should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable withholding certification to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.
Gifts, Pledges and/or Assignments of a Contract
Non-Qualified Contracts
If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract’s cash value to the extent it exceeds your cost basis. The recipient’s cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.
Qualified Contracts
The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.
This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:
•	the plan is not an unfunded deferred compensation plan; and
•	the plan funding vehicle is not an IRA.
You should consult a tax advisor as to the availability of this exception.
Diversification and Investor Control
Diversification
For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be “adequately diversified”. Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.
Investor Control
These investor control limitations generally do not apply to Qualified contracts, which are referred to as “Pension Plan Contracts” for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.
Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.
There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner’s ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.
While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.
Our Taxes
The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Other Information

The Distributor
AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.
The Company
American General Life Insurance Company
American General Life Insurance Company (“AGL”) is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL’s home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation.
Ownership Structure of the Company
AGL is an indirect, wholly owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation.
AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL’s operations.
American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.
More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.
Operation of the Company
The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company’s financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.
The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and Living Benefits on the Company’s financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed Living Benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.
The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company’s operations.
The Separate Account
Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.
Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.
You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.
The General Account
Obligations that are paid out of the Company’s general account (“General Account”) include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or Living Benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.
The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the Living Benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a Living Benefit allocate their Purchase Payments in accordance with specified investment parameters.
Financial Statements
The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.
The Company and the Separate Account
The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.
Instructions to Obtain Financial Statements
The financial statements of the Company and Separate Account are available on the SEC’s website at http://www.sec.gov. You may request a free copy of the Statement of Additional Information which includes the financial statements by using the request form on the last page of this prospectus or by contacting our Annuity Service Center at:
Mailing Address:
Annuity Service Center
P.O. Box 15570, Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862
We encourage both existing and prospective contract Owners to read and understand the financial statements.
Administration
We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.
We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.
Business Disruption and Cyber Security Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values (“AUVs”), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.
Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate AUVs or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Legal Proceedings
There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of October 7, 2020, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Registration Statements
Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

Contents of Statement of Additional Information

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.
Separate Account and the Company
General Account
Master-Feeder Structure
Information Regarding the Use of the Volatility Index (“VIX”)
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements

Appendix A – Condensed Financial Information

Variable Portfolios	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
Franklin Allocation VIP Fund – FTVIPT Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.091
	(b)N/A	(b)$9.067
Ending AUV	(a)$9.091	(a)$10.869
	(b)$9.067	(b)$10.797
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

Franklin Income VIP Fund – FTVIPT Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.634
	(b)N/A	(b)$9.609
Ending AUV	(a)$9.634	(a)$11.171
	(b)$9.609	(b)$11.097
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

Goldman Sachs VIT Government Money Market Fund – GST Class Institutional Share (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.169
	(b)N/A	(b)$10.091
Ending AUV	(a)$10.169	(a)$10.344
	(b)$10.091	(b)$10.224
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

Invesco V.I. American Franchise Fund – AVIF Series I Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.196
	(b)N/A	(b)$9.171
Ending AUV	(a)$9.196	(a)$12.525
	(b)$9.171	(b)$12.442
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

Invesco V.I. Comstock Fund – AVIF Series I Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.786
	(b)N/A	(b)$8.762
Ending AUV	(a)$8.786	(a)$10.965
	(b)$8.762	(b)$10.892
Ending Number of AUs	(a)0	(a)1,193
	(b)0	(b)0

Invesco V.I. Growth and Income Fund – AVIF Series I Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.723
	(b)N/A	(b)$8.700
Ending AUV	(a)$8.723	(a)$10.877
	(b)$8.700	(b)$10.804
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

Lord Abbett Growth and Income Portfolio – LASF Class VC Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.427
	(b)N/A	(b)$9.402
Ending AUV	(a)$9.427	(a)$11.502
	(b)$9.402	(b)$11.425
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Variable Portfolios	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
PIMCO Emerging Markets Bond Portfolio – PVIT Class Institutional Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A
	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)$10.290
	(b)N/A	(b)$10.211
Ending Number of AUs	(a)N/A	(a)0
	(b)N/A	(b)0

PIMCO Total Return Portfolio – PVIT Class Institutional Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A
	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)$10.033
	(b)N/A	(b)$9.906
Ending Number of AUs	(a)N/A	(a)0
	(b)N/A	(b)0

SA AB Growth Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.890
	(b)N/A	(b)$9.864
Ending AUV	(a)$9.890	(a)$13.286
	(b)$9.864	(b)$13.198
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA AB Small & Mid Cap Value Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.521
	(b)N/A	(b)$8.498
Ending AUV	(a)$8.521	(a)$10.181
	(b)$8.498	(b)$10.114
Ending Number of AUs	(a)0	(a)3,953
	(b)0	(b)0

SA Allocation Balanced Portfolio – SST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.424
	(b)N/A	(b)$10.345
Ending AUV	(a)$10.424	(a)$12.077
	(b)$10.345	(b)$11.937
Ending Number of AUs	(a)0	(a)2,048
	(b)0	(b)0

SA Allocation Growth Portfolio – SST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.624
	(b)N/A	(b)$10.543
Ending AUV	(a)$10.624	(a)$13.088
	(b)$10.543	(b)$12.937
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Allocation Moderate Growth Portfolio – SST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.560
	(b)N/A	(b)$10.480
Ending AUV	(a)$10.560	(a)$12.718
	(b)$10.480	(b)$12.571
Ending Number of AUs	(a)0	(a)15,080
	(b)0	(b)0

SA Allocation Moderate Portfolio – SST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.526
	(b)N/A	(b)$10.446
Ending AUV	(a)$10.526	(a)$12.504
	(b)$10.446	(b)$12.360
Ending Number of AUs	(a)0	(a)8,207
	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Variable Portfolios	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA American Funds Asset Allocation Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.695
	(b)N/A	(b)$10.614
Ending AUV	(a)$10.695	(a)$12.912
	(b)$10.614	(b)$12.763
Ending Number of AUs	(a)2,254	(a)121,600
	(b)0	(b)0

SA American Funds Global Growth Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.848
	(b)N/A	(b)$8.824
Ending AUV	(a)$8.848	(a)$11.921
	(b)$8.824	(b)$11.842
Ending Number of AUs	(a)0	(a)5,625
	(b)0	(b)0

SA American Funds Growth Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.466
	(b)N/A	(b)$9.440
Ending AUV	(a)$9.466	(a)$12.327
	(b)$9.440	(b)$12.245
Ending Number of AUs	(a)0	(a)2,189
	(b)0	(b)2,643

SA American Funds Growth-Income Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.502
	(b)N/A	(b)$9.477
Ending AUV	(a)$9.502	(a)$11.941
	(b)$9.477	(b)$11.861
Ending Number of AUs	(a)0	(a)2,149
	(b)0	(b)0

SA American Funds VCP Managed Allocation Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.561
	(b)N/A	(b)$10.481
Ending AUV	(a)$10.561	(a)$12.498
	(b)$10.481	(b)$12.353
Ending Number of AUs	(a)0	(a)6,661
	(b)0	(b)0

SA BlackRock VCP Global Multi-Asset Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.354
	(b)N/A	(b)$10.275
Ending AUV	(a)$10.354	(a)$11.962
	(b)$10.275	(b)$11.823
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Columbia Technology Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.083
	(b)N/A	(b)$9.059
Ending AUV	(a)$9.083	(a)$14.082
	(b)$9.059	(b)$13.988
Ending Number of AUs	(a)0	(a)959
	(b)0	(b)1,510

SA DFA Ultra Short Bond Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.135
	(b)N/A	(b)$10.058
Ending AUV	(a)$10.135	(a)$10.324
	(b)$10.058	(b)$10.205
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)1,058

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Variable Portfolios	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Dogs of Wall Street Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.335
	(b)N/A	(b)$10.308
Ending AUV	(a)$10.335	(a)$12.846
	(b)$10.308	(b)$12.760
Ending Number of AUs	(a)0	(a)9,118
	(b)0	(b)0

SA Emerging Markets Equity Index Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.583
	(b)N/A	(b)$8.560
Ending AUV	(a)$8.583	(a)$10.147
	(b)$8.560	(b)$10.080
Ending Number of AUs	(a)0	(a)1,331
	(b)0	(b)0

SA Federated Hermes Corporate Bond Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.203
	(b)N/A	(b)$10.126
Ending AUV	(a)$10.203	(a)$11.674
	(b)$10.126	(b)$11.539
Ending Number of AUs	(a)0	(a)44,513
	(b)0	(b)0

SA Fidelity Institutional AM® International Growth Portfolio – SAST Class 1 Shares (Inception Date – 5/01/19)
Beginning AUV	(a)N/A	(a)N/A
	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)$11.151
	(b)N/A	(b)$11.122
Ending Number of AUs	(a)N/A	(a)0
	(b)N/A	(b)1,899

SA Fidelity Institutional AM® Real Estate Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.967
	(b)N/A	(b)$9.940
Ending AUV	(a)$9.967	(a)$12.530
	(b)$9.940	(b)$12.446
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Fixed Income Index Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.936
	(b)N/A	(b)$9.887
Ending AUV	(a)$9.936	(a)$10.801
	(b)$9.887	(b)$10.705
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Fixed Income Intermediate Index Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.958
	(b)N/A	(b)$9.909
Ending AUV	(a)$9.958	(a)$10.535
	(b)$9.909	(b)$10.441
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Franklin Small Company Value Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.841
	(b)N/A	(b)$8.817
Ending AUV	(a)$8.841	(a)$11.131
	(b)$8.817	(b)$11.057
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Variable Portfolios	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Franklin U.S. Equity Smart Beta Portfolio – SAST Class 1 Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A
	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)$10.857
	(b)N/A	(b)$10.847
Ending Number of AUs	(a)N/A	(a)0
	(b)N/A	(b)0

SA Global Index Allocation 60/40 Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.413
	(b)N/A	(b)$9.387
Ending AUV	(a)$9.413	(a)$11.073
	(b)$9.387	(b)$11.000
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Global Index Allocation 75/25 Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.218
	(b)N/A	(b)$9.193
Ending AUV	(a)$9.218	(a)$11.084
	(b)$9.193	(b)$11.010
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Global Index Allocation 90/10 Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.021
	(b)N/A	(b)$8.997
Ending AUV	(a)$9.021	(a)$11.075
	(b)$8.997	(b)$11.001
Ending Number of AUs	(a)1,466	(a)45,765
	(b)0	(b)7,680

SA Goldman Sachs Global Bond Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.254
	(b)N/A	(b)$10.176
Ending AUV	(a)$10.254	(a)$10.914
	(b)$10.176	(b)$10.788
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Goldman Sachs Multi-Asset Insights Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.429
	(b)N/A	(b)$9.382
Ending AUV	(a)$9.429	(a)$11.181
	(b)$9.382	(b)$11.081
Ending Number of AUs	(a)701	(a)655
	(b)0	(b)0

SA Index Allocation 60/40 Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.550
	(b)N/A	(b)$10.470
Ending AUV	(a)$10.550	(a)$12.600
	(b)$10.470	(b)$12.454
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Index Allocation 80/20 Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.629
	(b)N/A	(b)$10.548
Ending AUV	(a)$10.629	(a)$13.116
	(b)$10.548	(b)$12.964
Ending Number of AUs	(a)33,960	(a)32,515
	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Variable Portfolios	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Index Allocation 90/10 Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.671
	(b)N/A	(b)$10.590
Ending AUV	(a)$10.671	(a)$13.382
	(b)$10.590	(b)$13.227
Ending Number of AUs	(a)1,329	(a)41,267
	(b)0	(b)0

SA International Index Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.525
	(b)N/A	(b)$8.502
Ending AUV	(a)$8.525	(a)$10.290
	(b)$8.502	(b)$10.221
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Invesco Growth Opportunities Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.112
	(b)N/A	(b)$9.087
Ending AUV	(a)$9.112	(a)$11.704
	(b)$9.087	(b)$11.626
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Invesco Main Street Large Cap Portfolio (formerly SA Oppenheimer Main Street Large Cap Portfolio) – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.512
	(b)N/A	(b)$9.486
Ending AUV	(a)$9.512	(a)$12.498
	(b)$9.486	(b)$12.415
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Invesco VCP Equity-Income Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.721
	(b)N/A	(b)$9.647
Ending AUV	(a)$9.721	(a)$11.346
	(b)$9.647	(b)$11.215
Ending Number of AUs	(a)0	(a)18,348
	(b)0	(b)0

SA Janus Focused Growth Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.642
	(b)N/A	(b)$9.616
Ending AUV	(a)$9.642	(a)$13.082
	(b)$9.616	(b)$12.995
Ending Number of AUs	(a)0	(a)2,461
	(b)0	(b)0

SA JPMorgan Diversified Balanced Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.284
	(b)N/A	(b)$10.206
Ending AUV	(a)$10.284	(a)$12.186
	(b)$10.206	(b)$12.045
Ending Number of AUs	(a)0	(a)1,056
	(b)0	(b)0

SA JPMorgan Emerging Markets Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.145
	(b)N/A	(b)$8.123
Ending AUV	(a)$8.145	(a)$9.827
	(b)$8.123	(b)$9.761
Ending Number of AUs	(a)0	(a)2,746
	(b)0	(b)2,163

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Variable Portfolios	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA JPMorgan Equity-Income Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.749
	(b)N/A	(b)$9.723
Ending AUV	(a)$9.749	(a)$12.347
	(b)$9.723	(b)$12.265
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)3,519

SA JPMorgan Global Equities Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.827
	(b)N/A	(b)$8.803
Ending AUV	(a)$8.827	(a)$10.540
	(b)$8.803	(b)$10.470
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA JPMorgan MFS Core Bond Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.240
	(b)N/A	(b)$10.162
Ending AUV	(a)$10.240	(a)$11.165
	(b)$10.162	(b)$11.036
Ending Number of AUs	(a)0	(a)6,535
	(b)0	(b)0

SA JPMorgan Mid-Cap Growth Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.265
	(b)N/A	(b)$9.240
Ending AUV	(a)$9.265	(a)$12.881
	(b)$9.240	(b)$12.795
Ending Number of AUs	(a)0	(a)5,681
	(b)0	(b)0

SA Large Cap Growth Index Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.657
	(b)N/A	(b)$9.631
Ending AUV	(a)$9.657	(a)$12.566
	(b)$9.631	(b)$12.482
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Large Cap Index Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.976
	(b)N/A	(b)$9.927
Ending AUV	(a)$9.976	(a)$13.009
	(b)$9.927	(b)$12.893
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Large Cap Value Index Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.366
	(b)N/A	(b)$9.341
Ending AUV	(a)$9.366	(a)$12.271
	(b)$9.341	(b)$12.189
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Legg Mason BW Large Cap Value Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.285
	(b)N/A	(b)$9.260
Ending AUV	(a)$9.285	(a)$11.623
	(b)$9.260	(b)$11.546
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Variable Portfolios	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Legg Mason Tactical Opportunities Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.680
	(b)N/A	(b)$9.632
Ending AUV	(a)$9.680	(a)$11.437
	(b)$9.632	(b)$11.335
Ending Number of AUs	(a)683	(a)641
	(b)0	(b)0

SA MFS Blue Chip Growth Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.384
	(b)N/A	(b)$9.358
Ending AUV	(a)$9.384	(a)$12.357
	(b)$9.358	(b)$12.275
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA MFS Massachusetts Investors Trust Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.442
	(b)N/A	(b)$9.417
Ending AUV	(a)$9.442	(a)$12.395
	(b)$9.417	(b)$12.312
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA MFS Total Return Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.333
	(b)N/A	(b)$10.254
Ending AUV	(a)$10.333	(a)$12.387
	(b)$10.254	(b)$12.244
Ending Number of AUs	(a)960	(a)1,926
	(b)0	(b)0

SA Mid Cap Index Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.916
	(b)N/A	(b)$8.892
Ending AUV	(a)$8.916	(a)$11.146
	(b)$8.892	(b)$11.072
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Morgan Stanley International Equities Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.575
	(b)N/A	(b)$8.552
Ending AUV	(a)$8.575	(a)$10.303
	(b)$8.552	(b)$10.234
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA PGI Asset Allocation Portfolio – AST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.543
	(b)N/A	(b)$10.463
Ending AUV	(a)$10.543	(a)$12.654
	(b)$10.463	(b)$12.507
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA PIMCO VCP Tactical Balanced Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.554
	(b)N/A	(b)$10.474
Ending AUV	(a)$10.554	(a)$12.511
	(b)$10.474	(b)$12.367
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Variable Portfolios	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA PineBridge High-Yield Bond Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.660
	(b)N/A	(b)$9.634
Ending AUV	(a)$9.660	(a)$11.053
	(b)$9.634	(b)$10.979
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Putnam Asset Allocation Diversified Growth Portfolio – SST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.604
	(b)N/A	(b)$10.523
Ending AUV	(a)$10.604	(a)$12.685
	(b)$10.523	(b)$12.539
Ending Number of AUs	(a)1,961	(a)1,925
	(b)0	(b)0

SA Putnam International Growth and Income Portfolio – SST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.196
	(b)N/A	(b)$8.174
Ending AUV	(a)$8.196	(a)$9.822
	(b)$8.174	(b)$9.756
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Schroders VCP Global Allocation Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.136
	(b)N/A	(b)$10.059
Ending AUV	(a)$10.136	(a)$12.045
	(b)$10.059	(b)$11.906
Ending Number of AUs	(a)0	(a)6,912
	(b)0	(b)0

SA Small Cap Index Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.759
	(b)N/A	(b)$8.736
Ending AUV	(a)$8.759	(a)$10.878
	(b)$8.736	(b)$10.805
Ending Number of AUs	(a)0	(a)3,054
	(b)0	(b)0

SA T. Rowe Price Asset Allocation Growth Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.700
	(b)N/A	(b)$9.652
Ending AUV	(a)$9.700	(a)$12.045
	(b)$9.652	(b)$11.938
Ending Number of AUs	(a)682	(a)5,087
	(b)0	(b)0

SA T. Rowe Price VCP Balanced Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.733
	(b)N/A	(b)$10.652
Ending AUV	(a)$10.733	(a)$13.090
	(b)$10.652	(b)$12.939
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Templeton Foreign Value Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$8.400
	(b)N/A	(b)$8.377
Ending AUV	(a)$8.400	(a)$9.390
	(b)$8.377	(b)$9.327
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Variable Portfolios	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA VCP Dynamic Allocation Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.875
	(b)N/A	(b)$10.793
Ending AUV	(a)$10.875	(a)$13.086
	(b)$10.793	(b)$12.935
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA VCP Dynamic Strategy Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.720
	(b)N/A	(b)$10.638
Ending AUV	(a)$10.720	(a)$12.783
	(b)$10.638	(b)$12.635
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA VCP Index Allocation Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.635
	(b)N/A	(b)$9.588
Ending AUV	(a)$9.635	(a)$11.821
	(b)$9.588	(b)$11.716
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

SA Wellington Capital Appreciation Portfolio – AST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.362
	(b)N/A	(b)$9.337
Ending AUV	(a)$9.362	(a)$12.230
	(b)$9.337	(b)$12.149
Ending Number of AUs	(a)0	(a)9,859
	(b)0	(b)0

SA Wellington Government and Quality Bond Portfolio – AST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.224
	(b)N/A	(b)$10.146
Ending AUV	(a)$10.224	(a)$10.928
	(b)$10.146	(b)$10.802
Ending Number of AUs	(a)0	(a)2,218
	(b)0	(b)1,998

SA Wellington Real Return Portfolio – SST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.129
	(b)N/A	(b)$10.052
Ending AUV	(a)$10.129	(a)$10.662
	(b)$10.052	(b)$10.539
Ending Number of AUs	(a)0	(a)2,531
	(b)0	(b)4,008

SA Wellington Strategic Multi-Asset Portfolio – AST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$10.336
	(b)N/A	(b)$10.258
Ending AUV	(a)$10.336	(a)$12.259
	(b)$10.258	(b)$12.117
Ending Number of AUs	(a)0	(a)2,201
	(b)0	(b)0

SA WellsCap Aggressive Growth Portfolio – SAST Class 1 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)$9.146
	(b)N/A	(b)$9.122
Ending AUV	(a)$9.146	(a)$12.685
	(b)$9.122	(b)$12.601
Ending Number of AUs	(a)0	(a)0
	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Appendix B – Death Benefits Following Spousal Continuation

If your contract was issued prior to September 9, 2019 and you did not elect the Polaris Income Plus Flex or Polaris Income Plus Daily Flex Living Benefit, please see Appendix G – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO SEPTEMBER 9, 2019
Please see this Appendix for the death benefits following spousal continuation applicable to your contract if:
•	your contract was issued on or after September 9, 2019; or
•	your contract was issued between May 1, 2019 and September 8, 2019 and you elected either the Polaris Income Plus Flex or Polaris Income Plus Daily Flex Living Benefit.
The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse’s death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse’s date of death.
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.
We define “Continuation Net Purchase Payments” as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define “Continuation Purchase Payments” as Purchase Payments made on or after the Continuation Date.
The term “withdrawals” as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.
The term “Withdrawal Adjustment” is used, if a living benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. Any withdrawal taken prior to the Activation Date reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken on or after the Activation Date reduces the death benefit as follows:
•	If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse’s
81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal.
•	If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse’s 81st birthday and are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”) by the percentage by which the Excess Withdrawal reduced the resulting contract value.
•	If a withdrawal is taken on or after the Continuing Spouse’s 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.
The Company will not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations described below assume that no Purchase Payments are received on or after the Continuing Spouse’s 86th birthday.
Contract Value Death Benefit Payable Upon Continuing Spouse’s Death
The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.
The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.
Return of Purchase Payment and Maximum Anniversary Value death benefit Payable Upon Continuing Spouse’s Death:
A.	The following describes the Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit without election of a Living Benefit:
1.	Return of Purchase Payment death benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Net Purchase Payments.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.
2.	Maximum Anniversary Value death benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Net Purchase Payments; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.
If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
B.	The following describes the Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit with election of a Living Benefit:
1.	Return of Purchase Payment death benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Purchase Payments received reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.
2.	Maximum Anniversary Value death benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Purchase Payments received reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death and reduced by:
(i)	any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
We reserve the right to modify, suspend or terminate the Spousal Continuation provision (in its entirety or any component) at any time for prospectively issued contracts.

Appendix C – Formula and Examples of Calculations of the Polaris Income MAX
and Polaris Income Plus DAILY Flex Fee

The fee for Polaris Income Max and Polaris Income Plus Daily Flex is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.
Polaris Income Max and Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/4). If you change your Income Option election on the Activation Date, the quarterly fee can increase no more than 0.1625% [(.40% + 0.25%)/4] on the first Benefit Quarter Anniversary following the Activation Date.

Lifetime Income Option Change Fee*	0.25%
*	The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot be more than 0.625% (2.50%/4) for each Benefit Quarter. The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the quarterly average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the “Quarterly Average (Daily VIX2)”). In general, as the Quarterly Average (Daily VIX2) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.
If you change your Lifetime Income Option on the Activation Date, the Lifetime Income Option Change fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee Rate shown in the table above.
The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.
The example below will assume the election of Polaris Income Max for one Covered Person with Lifetime Income Option 1. The Initial Annual Fee Rate is 1.25%. The steps for calculating the fee rates are the same for all features and number of Covered Persons.
Please see APPENDIX F - LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO OCTOBER 13, 2020, for applicable fees.
Example
Assumptions:
•	Polaris Income Max Lifetime Income Option 1 for one Covered Person was elected at issue.
The assumed Quarterly Averages (Daily VIX2) are as displayed from the table below:
Benefit Quarter	Quarterly Average (Daily VIX2)	Calculated Formula Value*	Annual Fee Rate	Quarterly Fee Rate**
1st	525.71	N/A	1.25%	0.3125%
2nd	412.12	N/A	1.25%	0.3125%
3rd	770.25	N/A	1.25%	0.3125%
4th	573.97	N/A	1.25%	0.3125%
5th	204.42	1.06%	1.06%	0.2650%
*	The Calculated Formula Value equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.
**	The Quarterly Fee Rate is the Annual Fee Rate divided by 4.
The Annual Fee Rates and Quarter Fee Rates are calculated as follows:
In the 5th Benefit Quarter, the Quarterly Average (Daily VIX2) is 204.42. We calculate the Annual Fee Rate in the 5th Benefit Quarter as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [204.42/33 – 10]}
1.25% + [0.05% x (–3.81)]
1.25% + (–0.19%) = 1.06% (Annual Fee Rate)

Step 2:	Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase or Decrease
1.25% – 1.06% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.25%).
1.06% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)
Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 1.06%
The Quarterly Fee Rate is 0.2650% (or 1.06% divided by 4).
After the 5th Benefit Quarter, until the 12th Benefit Quarter, the assumed Quarterly Averages (Daily VIX2) are as displayed from the table below:
Benefit Quarter	Quarterly Average (Daily VIX2)	Calculated Formula Value	Annual Fee Rate	Quarterly Fee Rate
6th	351.93	1.28%	1.28%	0.3200%
7th	307.03	1.22%	1.22%	0.3050%
8th	602.30	1.66%	1.62%	0.4050%
9th	698.25	1.81%	1.81%	0.4525%
10th	323.74	1.24%	1.41%	0.3525%
11th	525.72	1.55%	1.55%	0.3875%
12th	765.45	1.91%	1.91%	0.4775%
The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:
In the 8th Benefit Quarter, the Quarterly Average (Daily VIX2) increases to 602.30. We calculate the Annual Fee Rate on the 8th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [602.30/33 – 10]}
1.25% + [0.05% x (8.25)]
1.25% + 0.41% = 1.66% (Annual Fee Rate)
Step 2:	Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase or Decrease
1.66% – 1.22% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 1.22%.
The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.62% (1.22% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.
Therefore, the Quarterly Fee Rate is 0.4050% (or 1.62% divided by 4).
In the 10th Benefit Quarter, the Quarterly Average (Daily VIX2) decreases to 323.74. We calculate the Annual Fee Rate on the 10th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [323.74/33 – 10]}
1.25% + [0.05% x (–0.19)]
1.25% + (–0.01%) = 1.24% (Annual Fee Rate)
Step 2:	Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase or Decrease
1.81% – 1.24% = 0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.81%.
The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.41% (1.81% – 0.40%).
Therefore, the Quarterly Fee Rate is 0.3525% (or 1.41% divided by 4).
Assume that Lifetime Income is activated and Lifetime Income Option 1 was changed to Lifetime Income Option 2 during the 13th Benefit Quarter.
The assumed Quarterly Averages (Daily VIX2) are as follows:
Benefit Quarter	Quarterly Average (Daily VIX2)	Calculated Formula Value	Annual Fee Rate	Quarterly Fee Rate	Annual Lifetime Income Option Change Fee	Quarterly Lifetime Income Option Change Fee
12th	765.45	1.91%	1.91%	0.4775%	N/A	N/A
13th	957.12	2.20%	2.45%	0.6125%	0.25%	0.0625%
14th	1,025.43	2.30%	2.50%	0.6250%	0.20%	0.0500%
15th	721.89	1.84%	2.15%	0.5375%	0.25%	0.0625%
16th	207.38	1.06%	1.75%	0.4375%	0.25%	0.0625%
On every Benefit Quarter after the 14th, the combined Annual Fee Rate, which includes the Income Option Change Fee, will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX2), subject to the Minimum and Maximum Annual Fee Rates shown above.

In the 13th Benefit Quarter, the Quarterly Average (Daily VIX2) increases to 957.12. We calculate the Annual Fee Rate on the 13th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [957.12/33 – 10]}
1.25% + (0.05% x 19)
1.25% + 0.95% = 2.20% (Annual Fee Rate without Lifetime Income Option Change Fee)
Step 2:
Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase of Decrease
2.20% - 1.91% = 0.29% which is within 0.40% of the previous Annual Fee Rate (1.91%). This is within the Minimum and Maximum Annual Fee Rates.
Step 3:	Combine the Annual Fee Rate calculated in Step 2 with the Lifetime Income Option Change Fee Rate of 0.25% to determine that it is within the Maximum Annual Fee Rate.
2.20% + 0.25% = 2.45% which is within the Maximum Annual fee Rate (2.50%).
Therefore, the Quarterly Fee Rate is 0.6125% (or 2.45% divided by 4).
In the 14th Benefit Quarter, the Quarterly Average (Daily VIX2) increases to 1,025.43. We calculate the Annual Fee Rate on the 14th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [1,025.43/33 – 10]}
1.25% + (0.05% x 21.07)
1.25% + 1.05% = 2.30% (Annual Fee Rate without Lifetime Income Option Change Fee)
Step 2:
Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase of Decrease
2.30% - 2.20% = 0.10% which is within 0.40% of the previous Annual Fee Rate (2.20%). This is within the Minimum and Maximum Annual Fee Rates.
Step 3:	Combine the Annual Fee Rate calculated in Step 2 with the Lifetime Income Option Change Fee Rate of 0.25% to determine that it is within the Maximum Annual Fee Rate.
2.30% + 0.25% = 2.55% which is higher than the Maximum Annual fee Rate (2.50%). The sum of the Living Benefit fee and the Lifetime Income Option Change fee is adjusted to be 2.50%.
Therefore, the Lifetime Income Option Change fee charged is 0.20% (2.50% - 2.30%), and the Quarterly Fee Rate is 0.6250% (or 2.50% divided by 4).
After the 14th Benefit Quarter, the combined Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX2). If your contract value falls to zero, the fee will no longer be deducted.

Appendix D – OPTIONAL Living Benefits Examples

The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values of the currently offered Living Benefits – Polaris Income Max and Polaris Income Plus Daily Flex. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.
Examples 1 through 7 below assume election of Polaris Income Max Income Option 1 (one Covered Person). Examples 8 through 13 below assume election of Polaris Income Plus Daily Flex Income Option 1 (one Covered Person).
Example 1: Initial Values
The values shown below are based on the following assumptions:
•	Benefit Effective Date = contract issue date
•	Initial Purchase Payment = $100,000
•	Income Credit Percentage = 5.25%
•	Covered Person = Owner age 65 on the Benefit Effective Date
•	Maximum Annual Withdrawal Percentage = 6.25%

Values as of	Purchase Payments Invested	Contract Value	Income Base	Income Credit Base	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	$100,000	$100,000	$6,250
•	Income Base = Initial Purchase Payment = $100,000
•	Income Credit Base = Initial Purchase Payment = $100,000
•	Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage
= $100,000 x 6.25% = $6,250, if Lifetime Income is activated
Example 2: Impact of Adding Subsequent Purchase Payments and Attaining Higher Anniversary Values
The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:
•	Subsequent Purchase Payment invested in the first Benefit Year = $60,000.
•	Subsequent Purchase Payment invested in the second Benefit Year = $90,000.
•	No withdrawals taken in the first 2 Benefit Years.

Values as of	Purchase Payment Invested	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	—	$100,000	$100,000	—	$6,250
Year 1	$60,000	$165,000	—	$160,000	$160,000	—	$10,000
1st Anniversary	—	$170,000	$170,000	$170,000	$170,000	$8,400	$10,625
Year 2	$90,000	$255,000	—	$260,000	$260,000	—	$16,250
2nd Anniversary	—	$287,000	$287,000	$287,000	$287,000	$13,650	$17,938
The values of the feature are impacted by adding subsequent Purchase Payments and attaining Higher Anniversary Values as follows:
•	The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount (“MAWA”) are recalculated at the time each subsequent Purchase Payment is received.
•	The Income Base and Income Credit Base are increased to a Higher Anniversary Value on each Benefit Year Anniversary if the Anniversary Value is greater than the current Income Base plus the Income Credit; and the Maximum Annual Withdrawal Amount (“MAWA”) is recalculated based on the value of the new Income Base, available only if Lifetime Income is activated.

○	In year 1, a subsequent Purchase Payment of $60,000 was added. The Income Base and Income Credit Base were increased to $160,000 ($100,000 + $60,000); and the MAWA was increased to $10,000 ($160,000 x 6.25%).
○	On the 1st Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $170,000 ($170,000 is greater than $160,000 + $8,400 Income Credit); and the MAWA was increased to $10,625 ($170,000 x 6.25%).
○	In year 2, a subsequent Purchase Payment of $90,000 was added. The Income Base and Income Credit Base were increased to $260,000 ($170,000 + $90,000); and the MAWA was increased to $16,250 ($260,000 x 6.25%).
○	On the 2nd Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $260,000 + $13,650 Income Credit); and the MAWA was increased to $17,938 ($287,000 x 6.25%).
Example 3: Impact of Income Credit on Income Base and Income Credit Base
The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:
•	An Income Credit was added to the Income Base on the third Benefit Year Anniversary, prior to the Activation Date.

As of	Withdrawal Taken	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount upon Activation
2nd Anniversary	—	$287,000	$287,000	$287,000	$287,000	$13,650	$17,938
3rd Anniversary	—	$300,000	$300,000	$302,068	$287,000	$15,068	$18,879
•	When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased.
Note:     The Income Credit Base is increased by the addition of the subsequent Purchase Payments and when the Income Base is increased to a Higher Anniversary Value (as shown in Example 2 above).
Example 4: Impact of Taking Withdrawals prior to the Activation Date
The values shown below are based on the assumptions stated in Examples 1, 2, and 3 above, in addition to the following:
•	A withdrawal of $5,000 was taken in the fourth Benefit Year, prior to the Activation Date.

As of	Withdrawal Taken	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount upon Activation
3rd Anniversary	—	$300,000	$300,000	$302,068	$287,000	$15,068	$18,879
Year 4	$5,000	$305,000	—	$279,116	$282,295	—	$18,570
4th Anniversary	—	$312,000	$312,000	$312,000	$14,820	$14,820	$19,500
•	The Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the pre-Income Activation withdrawal amount.
○	In year 4, the reduction proportion was 1.6393% ($5,000/$305,000); the reduced Income Base was $297,116 ($302,068 x [1 – 1.6393%] and Income Credit Base was $282,295 ($287,000 x [1 – 1.6393%]).
○	On the 4th Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $312,000 (Anniversary Value $312,000 is greater than $297,116 + $14,820 Income Credit) and the MAWA was increased to $19,500 ($312,000 x 6.25%).

Example 5: Impact of Taking Withdrawals up to the Maximum Annual Withdrawal Amount after the Activation Date
The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:
•	A withdrawal of 100% of MAWA was taken in the fifth Benefit Year, after the Activation Date.

As of	Withdrawal Taken	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount
4th Anniversary	—	$312,000	$312,000	$312,000	$312,000	$14,820	$19,500
Year 5	$19,500	$302,000	—	$312,000	—	—	$19,500
5th Anniversary	—	$305,000	$305,000	$312,000	—	—	$19,500
•	In year 5, a Lifetime Income amount of $19,500 was withdrawn.
The values of the feature are impacted by the Lifetime Income withdrawal taken as follows:
•	The Income Base is not reduced because the amount of the Lifetime Income withdrawal taken was less than or equal to the Maximum Annual Withdrawal Amount (“MAWA”).
•	No Income Credit is available after the Activation Date.
Example 6: Impact of Taking Excess Withdrawals (in excess of the Maximum Annual Withdrawal Amount) after the Activation Date
The values shown below are based on the assumptions stated in Examples 1, 2, 3, 4 and 5 above, in addition to the following:
•	Withdrawals of 8% of Income Base taken in the sixth and seventh Benefit Years.

As of	Withdrawal Taken	Assumed Contract Value	Anniversary Value	Income Base	Maximum Annual Withdrawal Amount
5th Anniversary	—	$305,000	$305,000	$312,000	$19,500
Year 6	$24,960	$280,000	—	$306,033	$19,127
6th Anniversary	—	$290,000	$290,000	$306,033	$19,127
Year 7	$24,483	$260,000	—	$299,982	$18,749
7th Anniversary	—	$230,000	$230,000	$299,982	$18,749
The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (“MAWA”) after the Activation Date as follows:
•	The Income Base is reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.
○	In year 6, the reduction proportion was 1.9124% ([$24,960 - $19,500] / [$305,000 - $19,500]); the Income Base was reduced to $306,033 ($312,000 x [1 – 1.9124%]); and the MAWA was reduced to $19,127 ($306,033 x 6.25%).
○	In year 7, the reduction proportion was 1.9772% ([$24,483 – $19,127] / [$290,000 - $19,127]); the Income Base was reduced to $299,982 ($306,033 x [1 – 1.9772%]); and the MAWA was reduced to $18,749 ($299,982 x 6.25%).
•	The MAWA is recalculated based on the reduced Income Base.

Example 7: Protected Income Payment
The values shown below are based on the assumptions stated in Examples 1, 2, 3, 4, 5 and 6 above, in addition to the following:
•	Contract values as shown below and reduced to $0 in Year 11 due to fees charged and market conditions.
•	No withdrawals taken after the seventh Benefit Year.

Values as of	Assumed Contract Value	Anniversary Value	Income Base	Maximum Annual Withdrawal Amount	Protected Income Payment
7th Anniversary	$230,000	$230,000	$299,982	$18,749	—
8th Anniversary	$150,000	$150,000	$299,982	$18,749	—
9th Anniversary	$100,000	$100,000	$299,982	$18,749	—
10th Anniversary	$50,000	$50,000	$299,982	$18,749	—
Year 11	$0	$0	$299,982	$18,749	—
11th Anniversary	$0	$0	$299,982	—	$11,999
•	The Protected Income Payment of $11,999 ($299,982 x 4%) will be paid annually for the lifetime of the Covered Person.
Examples 8-13 below assume election of Polaris Income Plus Daily Flex Income Option 1 (one Covered Person).
Example 8: Initial Values
The values shown below are based on the following assumptions:
•	Benefit Effective Date = contract issue date
•	Initial Purchase Payment = $100,000
•	Covered Person = Owner age 65 on the Benefit Effective Date
•	Maximum Annual Withdrawal Percentage = 6.00%

Value as of	Purchase Payments Invested	Contract Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	$100,000	$100,000	$6,000
•	Minimum Income Base = Income Base = Initial Purchase Payment = $100,000
•	Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage
= $100,000 x 6.00% = $6,000, if Lifetime Income is activated
Example 9: Impact of Increase in Income Base due to Daily Step-up Values, Adding Subsequent Purchase Payments, and Minimum Income Base at Benefit Year Anniversaries prior to the Activation Date
The values shown below are based on the assumptions stated in Example 8 above, in addition to the following:
•	Subsequent Purchase Payment invested in the 1st Benefit Year = $60,000
•	Subsequent Purchase Payment invested in the 2nd Benefit Year = $90,000
•	No withdrawals taken in the first 2 Benefit Years

•	The Maximum Annual Withdrawal Amounts in this example are only available if Lifetime Income is activated

Values as of	Purchase Payment Invested	Assumed Contract Value	Step-up Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	—	$100,000	$100,000	$6,000
Year 1 – Day 25	—	$102,000	$102,000	$100,000	$102,000	$6,120
Year 1 – Day 105	—	$105,000	$105,000	$100,000	$105,000	$6,300
Year 1 – Day 200	$60,000	$162,000	—	$160,000	$165,000	$9,900
Year 1 – Day 300	—	$166,000	$166,000	$160,000	$166,000	$9,960
1st Anniversary	—	$167,000	$167,000	$168,000	$168,000	$10,080
Year 2 – Day 180	$90,000	$250,000	—	$258,000	$258,000	$15,480
Year 2 – Day 250	—	$280,000	$280,000	$258,000	$280,000	$16,800
2nd Anniversary	—	$279,000	—	$270,500	$280,000	$16,800
The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at Benefit Year Anniversaries when no Lifetime Income withdrawals have been taken as follows:
•	If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (“MAWA”) is recalculated based on the new Income Base, only available after Lifetime Income is activated.
•	The Income Base and the Maximum Annual Withdrawal Amount (“MAWA”) are recalculated at the time each subsequent Purchase Payment is received.
○	In year 1 – day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,120 ($102,000 x 6.00%).
○	In year 1 – day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,300 ($105,000 x 6.00%)
○	In year 1 – day 200, the Minimum Income Base was increased to $160,000 ($100,000 + $60,000 subsequent Purchase Payment), the Income Base was increased to $165,000 ($105,000 + $60,000 subsequent Purchase Payment) and the MAWA was increased to $9,900 ($165,000 x 6.00%).
•	While no Lifetime Income withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (“MAWA”) is recalculated based on the new Income Base. At Benefit Year Anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.
○	In year 1 – day 300, the Income Base was increased to the Step-up Value of $166,000 (Contract Value $166,000 is greater than the current Income Base $165,000) and the MAWA was increased to $9,960 ($166,000 x 6.00%).
○	On the 1st Benefit Year Anniversary, the Income Base was increased to the Minimum Income Base of $168,000 ($160,000 x 105%, Minimum Income Base $168,000 is greater than both Step-Up Value $167,000 and current Income Base $166,000) and the MAWA was increased to $10,080 ($168,000 x 6.00%).
○	In year 2 – day 180, the Income Base was increased to $258,000 ($168,000 + $90,000 subsequent Purchase Payment), and the MAWA was increased to $15,480 ($258,000 x 6.00%).
○	In year 2 – day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $258,000) and the MAWA was increased to $16,800 ($280,000 x 6.00%).
○	On the 2nd Benefit Year Anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $270,500 ($160,000 1st year Purchase Payments x 110% + $90,000 2nd year Purchase Payment x 105%) and the MAWA also remained unchanged at $16,800.

Example 10: Impact of Taking Withdrawals prior to the Activation Date
The values shown below are based on the assumptions stated in the Examples 8 and 9 above, in addition to the following:
•	Withdrawals of $5,000 was taken in Benefit Year 3, prior to the Activation Date.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
2nd Anniversary	$279,000	—	—	$270,500	$280,000	$16,800
Year 3 – Day 45	$290,000	—	$290,000	$270,500	$290,000	$17,400
Year 3 – Day 155	$285,000	$5,000	—	$265,754	$284,912	$17,095
Year 3 – Day 275	$300,000	—	$300,000	$265,754	$300,000	$18,000
3rd Anniversary	$310,000	—	$310,000	$278,035	$310,000	$18,600
○	In year 3 – day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $17,400 ($290,000 x 6.00%).
○	In year 3 – day 155, the reduction proportion was 1.7544% ($5,000 Withdrawal/$285,000 Contract Value). The reduced Income Base was $284,912 ($290,000 x [1 – 1.7544%]) and the reduced MAWA was $17,095 ($284,912 x 6.00%). The reduced Minimum Income Base was $265,754 (110% x 1st year reduced Purchase Payments $157,193 [$160,000 x {1 – 1.7544%}] plus 105% x 2nd year reduced Purchase Payment $88,421 [$90,000 x {1 – 1.7544%}])
○	In year 3 – day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 Contract Value was greater than current Income Base $284,912) and the MAWA was increased to $18,000 ($300,000 x 6.00%).
○	On the third Benefit Year Anniversary, the Income Base was increased to the Step-up Value of $310,000 ($310,000 Contract Value $310,000 was greater than both current Income Base $300,000 and Minimum Income Base $278,035 (115% x $157,193 + 110% x $88,421) and the MAWA was increased to $18,600 ($310,000 x 6.00%).
Example 11: Impact of Taking Withdrawals up to the Maximum Annual Withdrawal Amount after the Activation Date
The values shown below are based on the assumptions stated in the Examples 8, 9, and 10 above, in addition to the following:
•	Withdrawals less than or equal MAWA are taken in the fourth and fifth Benefit Years, after the Activation Date.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
3rd Anniversary	$310,000	—	$310,000	$287,035	$310,000	$18,600
Year 4 – Day 65	$315,000	—	$315,000	$287,035	$315,000	$18,900
Year 4 – Day 92	$312,000	$10,000	—	—	$315,000	$18,900
Year 4 – Day 350	$320,000	—	$320,000	—	$315,000	$18,900
4th Anniversary	$311,000	—	—	—	$320,000	$19,200
Year 5 – Day 75	$325,000	—	$325,000	—	$320,000	$19,200
Year 5 – Day 80	$322,000	$19,200	—	—	$320,000	$19,200
5th Anniversary	$317,000	—	—	—	$325,000	$19,500
Year 6 – Day 155	$330,000	—	$330,000	—	$325,000	$19,500
6th Anniversary	$329,000	—	—	—	$330,000	$19,800
•	In year 4, a Lifetime Income amount of $10,000, less than MAWA was withdrawn.
•	In year 5, a Lifetime Income amount of $19,200, equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:
•	Prior to the Activation Date, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.
○	In year 4 – day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $18,900 ($315,000 x 6.00%).
○	In year 4 – day 92, after the Activation Date, a Lifetime Income amount of $10,000 was withdrawn, and was less than the MAWA of $18,900. The Income Base ($315,000) and the MAWA ($18,900) remained unchanged.
•	After the first Lifetime Income withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next Benefit Year Anniversary date, looking back at the Step-up Values following the first Lifetime Income withdrawal.
○	In year 4 – day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.
○	On the 4th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the Lifetime Income withdrawal and the 4th Benefit Year Anniversary date, and the MAWA was increased to $19,200 ($320,000 x 6.00%).
•	Past the first Benefit Year Anniversary date after the first Lifetime Income withdrawal has been taken, the Income Base is not increased until the next Benefit Year Anniversary date, looking back at the Step-up Values in the immediately preceding Benefit Year.
○	In year 5 – day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($19,200) remained unchanged.
○	In year 5 – day 80, a Lifetime Income amount $19,200 was withdrawn and was equal to the MAWA of $19,200. The Income Base ($320,000) and the MAWA ($19,200) remained unchanged.
○	On the 5th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding Benefit Year, and the MAWA was increased to $19,500 ($325,000 x 6.00%).
○	In year 6 – day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($19,500) remained unchanged.
○	On the 6th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding Benefit Year, and the MAWA was increased to $19,800 ($330,000 x 6.00%).
Example 12: Impact of Taking Excess Withdrawals (in excess of the Maximum Annual Withdrawal Amount) after the Activation Date
The values shown below are based on the assumptions stated in the Examples 8, 9, 10 and 11 above, in addition to the following:
•	Withdrawal of 8% of Income Base taken in the seventh and eighth contract years.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Income Base	Maximum Annual Withdrawal Amount
6th Anniversary	$329,000	—	—	$330,000	$19,800
Year 7 – Day 37	$321,000	$26,400	—	$322,769	$19,366
Year 7 – Day 362	$325,000	—	$325,000	$322,769	$19,366
7th Anniversary	$317,000	—	—	$325,000	$19,500
Year 8 – Day 46	$307,000	$26,000	—	$317,652	$19,059
8th Anniversary	$270,000	—	—	$317,652	$19,059
The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (“MAWA”) as follows:
•	The Income Base is reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

○	In year 7 – day 37, the reduction proportion is 2.1912% ([$26,400 - $19,800] / [$321,000 - $19,800]); the reduced Income Base was $322,769 ($330,000 x [1 – 2.1912%]) and the reduced MAWA was $19,366 ($322,769 x 6.00%).
○	In year 7 – day 362, there was a Step-up Value of $325,000, but the Income Base ($322,769) and the MAWA ($19,366) remained unchanged.
○	On the 7th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the Excess Withdrawal, and the MAWA was increased to $19,500 ($325,000 x 6.00%).
○	In year 8 – day 46, the reduction proportion was 2.2609% ([$26,000 – $19,500] / [$307,000 - $19,500]); the reduced Income Base was $317,652 ($325,000 x [1 – 2.2609%]); and the reduced MAWA was $19,059 ($317,652 x 6.00%).
Example 13: Protected Income Payment
The values shown below are based on the assumptions stated in Examples 8, 9, 10, 11 and 12 above, in addition to the following:
•	Contract value as shown and reduced to $0 in Year 12 due to Lifetime Income withdrawals, fees charged and market conditions.
•	MAWA withdrawals were taken every year.
•	There were no Step-up Values after the 8th Benefit Year Anniversary date.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Income Base	Maximum Annual Withdrawal Amount	Protected Income Payment
8th Anniversary	$270,000	—	—	$317,652	$19,059	—
9th Anniversary	$150,000	$19,059	—	$317,652	$19,059	—
10th Anniversary	$100,000	$19,059	—	$317,652	$19,059	—
11th Anniversary	$50,000	$19,059	—	$317,652	$19,059	—
Year 12 – Day 81	$0	$19,059	—	$317,652	$19,059	—
12th Anniversary	$0	$0	—	$317,652	—	$12,706
•	The Protected Income Payment of $12,706 ($317,652 x 4%) will be paid annually for the lifetime of the Covered Person.

Appendix E – State Contract Availability and/or Variability

PROSPECTUS PROVISION	AVAILABILITY OR VARIATION	ISSUE STATE
Annuity Date	You may switch to the Income Phase any time after your first contract anniversary.	Florida Oregon
Free Look	If you are age 65 or older on the contract issue date, the Free Look period is 30 days.	Arizona
Free Look	If you are age 60 or older on the contract issue date:
The Free Look period is 30 days; and
If you invest in the Money Market Portfolio, the Free Look amount is calculated as the Purchase Payments paid; or
If you invest in Variable Portfolio(s), the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your contract plus any fees paid on the day we received your request in Good Order at the Annuity Service Center.
	If you are younger than age 60 on the contract issue date, the Free Look amount is calculated as the value of your contract plus fees and charges on the day we received your request in Good Order at the Annuity Service Center.	California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your contract plus fees and charges on the day we receive your request in Good Order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your contract plus fees and charges on the day we received your request in Good Order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look	The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.	Arkansas
Joint Ownership	Benefits and Features to be made available to Domestic Partners	California District of Columbia Maine Nevada Oregon Washington Wisconsin
Joint Ownership	Benefits and Features to be made available to Civil Union Partners	California Colorado Hawaii Illinois New Jersey Rhode Island
Minimum Contract Value	The minimum remaining contract value after a partial withdrawal must be $2,000.	Texas
Polaris Income Max Polaris Income Plus Daily Flex Polaris Income Plus Flex	Charge will be deducted pro-rata from Variable Portfolios only.	Connecticut Hawaii Missouri Oregon Texas Vermont Virginia Washington
Polaris Income Plus	Charge will be deducted pro-rata from Variable Portfolios only.	Missouri Oregon Texas Washington
Polaris Income Plus Daily	Charge will be deducted pro-rata from Variable Portfolios only.	Hawaii Missouri Oregon Texas Washington
Premium Tax	We deduct premium tax charges of 0.50% for Qualified contracts and 2.35% for Non-Qualified contracts based on contract value when you begin the Income Phase.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Maine
E-1

PROSPECTUS PROVISION	AVAILABILITY OR VARIATION	ISSUE STATE
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on contract value when you begin the Income Phase.	Nevada
Premium Tax	For the first $500,000 in the contract, we deduct premium tax charges of 1.25% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase. For any amount in excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	South Dakota
Premium Tax	We deduct premium tax charges of 1.0% for Qualified contracts and 1.0% for Non-Qualified contracts based on contract value when you begin the Income Phase.	West Virginia
Premium Tax	We deduct premium tax charges of 1.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Wyoming
Transfer Privilege	Any transfer over the limit of 15 will incur a $10 transfer fee.	Pennsylvania Texas
E-2

Appendix F – Living Benefits for Contracts Issued Prior to OCTOBER 13, 2020

None of the Living Benefits described below are currently being offered.

Polaris Income Plus Flex & Polaris Income Plus Daily Flex	F-1
Polaris Income Plus Flex & Polaris Income Plus Daily Flex Fee	F-15
Additional Important Information Applicable to Polaris Income Plus Flex & Polaris Income Plus Daily Flex	F-16
Polaris Income Plus & Polaris Income Plus Daily	F-20
Polaris Income Plus Fee	F-28
Polaris Income Plus Daily Fee	F-29
Additional Important Information Applicable to Polaris Income Plus & Polaris Income Plus Daily	F-30

Polaris Income PLUS FLEX and POLARIS INCOME PLUS DAILY FLEX
If your contract was issued prior to October 13, 2020 and you elected the Polaris Income Plus Flex or Polaris Income Plus Daily Flex living benefit, the following provisions are applicable to the feature you elected.
Below is a glossary of Living Benefit Terms and a summary of the key features of the optional Living Benefits offered in your contract.
Glossary of Living Benefit Terms
Activation Date
The date on which your Lifetime Income is activated. Upon activation of Lifetime Income, changes cannot be made to the Covered Person(s) or Income Options.
Anniversary Value
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.
Benefit Effective Date
The date the Living Benefit is elected. The Benefit Effective Date is the same as the Contract Issue Date.
Benefit Quarter
Each consecutive 3-month period starting on the Benefit Effective Date.
Benefit Quarter Anniversary
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day. For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.
Benefit Year
Each consecutive one year period starting on the Benefit Effective Date.
Benefit Year Anniversary
The date on which each Benefit Year begins.
Contract Year
Each consecutive one year period starting on the Contract Issue Date.
Covered Person(s)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.
Covered Person Changes
The Covered Person(s) may be changed in the event of Life Change Event prior to or on the Activation Date. No further changes may be made to the Covered Person(s) after the Activation Date.
Excess Withdrawal
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year after the Activation Date and exceeds the greater of the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable or the Required Minimum Distribution amount as calculated by the Annuity Service Center. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.
Higher Anniversary Value
For Polaris Income Plus Flex, the current Anniversary Value that is greater than the current Income Base.
Income Base
The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year after the Activation Date without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.

Income Credit
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:
Optional Living Benefit	Income Credit (as a percentage of the Income Credit Base)	Income Credit Availability Prior to the Activation Date	Income Credit Availability On or After Activation Date
Polaris Income Plus Flex	5.25% (For contracts purchased on or after March 30, 2020) 6% (For contracts purchased prior to March 30, 2020)	Available during the first 12 Benefit Years – the Income Credit Base and Income Base are reduced proportionately for any withdrawals taken prior to the Activation Date	Available during the first 12 Benefit Years – the Income Credit is reduced, but not eliminated in any Benefit Year in which cumulative withdrawals are less than the applicable Income Credit Percentage
Polaris Income Plus Daily Flex	Not available
Income Credit Base
Applicable to Polaris Income Plus Flex only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.
Income Credit Percentage
Applicable to Polaris Income Plus Flex only, a percentage of the Income Credit Base used to determine the Income Credit amount during the Income Credit Period. Please refer to Income Credit above for the Income Credit Percentage applicable to your contract.
Income Credit Period
Applicable to Polaris Income Plus Flex only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.
Income Option
The Income Option is elected by You at contract issue. The Maximum Annual Withdrawal Amounts and Protected Income Payments offered in each Income Option vary by age and whether you elect one or two Covered Persons.
Income Option Change
A one-time opportunity to change the Income Option of your initial Living Benefit election on the Activation Date.
Investment Requirements
In order to elect the Living Benefit, you must invest your money in accordance with certain requirements outlined below under “Are there investment requirements if I elect a Living Benefit?”
Life Change Event
A change to the Covered Person(s) upon marriage, divorce or death if prior to the Activation Date.
Lifetime Income
Any withdrawal taken on or after the Activation Date that is all or part of the Maximum Annual Withdrawal Amount or Protected Income Payment.
Maximum Annual Withdrawal Amount
The maximum amount that may be withdrawn each Benefit Year on or after activating Lifetime Income and while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.
Maximum Annual Withdrawal Percentage
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year after activating Lifetime Income and while the contract value is greater than zero.
Minimum Income Base for Polaris Income Plus Flex
The Minimum Income Base is a guaranteed minimum amount of the Income Base which is calculated on the 12th Benefit Anniversary if you have not activated Lifetime Income. Any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used to calculate the Minimum Income Base. If you activate Lifetime Income before the 12th Benefit Anniversary, you will not be eligible to receive the increase to the Income Base on the 12th Benefit Anniversary. The Minimum Income Base amount is calculated as a percentage of Purchase Payments as follows:
Minimum Income Base Period	Minimum Income Base Percentage (as a Percentage of the Purchase Payments*)
Activation Date on or after the 12th Benefit Year Anniversary	200% of Purchase Payments* received in the 1st Benefit Year, plus 100% of Purchase Payments* received after the 1st Benefit Year
*	Purchase Payments reduced proportionately for withdrawals taken prior to the Activation Date.

Minimum Income Base for Polaris Income Plus Daily Flex
The Minimum Income Base is a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary prior to the Activation Date and up to the 15th Benefit Year Anniversary. An annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary during the Minimum Income Base period, as long as the Activation Date is after each Benefit Year Anniversary indicated as follows:
Minimum Income Base Period (Lifetime Income is not activated prior to the Benefit Year Anniversary)	Minimum Income Base Percentage (as a Percentage of the Purchase Payments)
1 st Benefit Year Anniversary	105%
2 nd Benefit Year Anniversary	110%
3 rd Benefit Year Anniversary	115%
4 th Benefit Year Anniversary	120%
5 th Benefit Year Anniversary	125%
6 th Benefit Year Anniversary	130%
7 th Benefit Year Anniversary	135%
8 th Benefit Year Anniversary	140%
9 th Benefit Year Anniversary	145%
10 th Benefit Year Anniversary	150%
11 th Benefit Year Anniversary	155%
12 th Benefit Year Anniversary	160%
13 th Benefit Year Anniversary	165%
14 th Benefit Year Anniversary	170%
15 th Benefit Year Anniversary	175%
Prior to the Activation Date, any withdrawals taken will proportionately reduce all Purchase Payments used in the calculation of the Minimum Income Base. The Minimum Income Base is only available in the first 15 Benefit Years, or upon the Activation Date, if earlier.
Protected Income Payment
The amount to be paid each year over the lifetime of the Covered Person(s) after the Activation Date, if and when the contract value is reduced to zero, but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.
Protected Income Payment Percentage
The percentage used to determine the Protected Income Payment.
Step-up Value
If you elect Polaris Income Plus Daily Flex, the Step-Up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.
How does Polaris Income Plus Flex work?
Polaris Income Plus Flex® locks in the greater of two values to determine the Income Base. The Income Base is initially equal to the first Purchase Payment. The Income Base is automatically locked in on each Benefit Year Anniversary, as the greater of (1) the Higher Anniversary Value, or (2) the Income Base increased by any available Income Credit.
Polaris Income Plus Flex offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract’s Higher Anniversary Value, or an Income Base with an annual Income Credit, if any. If you elect Polaris Income Plus Flex, you may choose from Income Options 1, 2 or 3, but must elect the date on which your Lifetime Income is activated (the “Activation Date”).
Polaris Income Plus Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the “Covered Person Change”) and 2) Income Options (the “Income Option Change”) on the Activation Date. The Covered Person Change is also permitted where there is a marriage, divorce, or death prior to the Activation Date (the “Life Change Event”) of one of the original Covered Person(s). You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, Income Credit Base (if applicable), and Purchase Payments used in the calculation of the Minimum Income Base. Note: If the Activation Date is prior to the specified Benefit Year Anniversary, you will no longer be eligible for the Minimum Income Base on the Benefit Year Anniversary.
The annual Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The Income Credit is determined by multiplying the applicable Income Credit Percentage by the Income Credit Base. The Income Credit may be reduced if withdrawals are taken, as described below.
Prior to Activation Date, if withdrawals are taken, the Income Credit Percentage is not reduced, but any applicable Income Credit is reduced because it will be based on the proportionately reduced Income Credit Base.
On or after the Activation Date, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than the applicable Income Credit Percentage, thereby providing a guarantee that income can continue to increase during the first 12 years even after starting withdrawals. After the first 12 years, the Income Base may only increase to the Higher Anniversary Value.
If the Activation Date is after the 12th contract anniversary, and you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. Please see “How do

increases to the Income Base and Income Credit Base work under Polaris Income Plus Flex?” below.
How does Polaris Income Plus Daily Flex work?
Polaris Income Plus Daily Flex® offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. If you elect Polaris Income Plus Daily Flex, you may choose from Income Options 1, 2, or 3, but must elect the date on which your Lifetime Income is activated (the “Activation Date”).
Polaris Income Plus Daily Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the “Covered Person Change”) and 2) Income Option (the “Income Option Change”) on the Activation Date. The Covered Person(s) Change is permitted where there is a marriage, divorce, or death prior to the Activation Date (the “Life Change Event”) of the original Covered Person(s). At least one of the original named Covered Person(s) must remain on the contract. You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, Income Credit (if applicable), and Purchase Payments used in the calculation of the Minimum Income Base.
Prior to the Activation Date, the Income Base step-ups, if any, occur on a daily basis. The Income Base is the basis for the Covered Person(s)’ Lifetime Income. The Income Base is initially equal to the first Purchase Payment, increased by any subsequent Purchase Payments, if any, and reduced proportionately for any withdrawals made. In addition, if the Activation Date is not prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the Purchase Payment(s). The Purchase Payment(s) used to calculate the Minimum Income Base are reduced for any withdrawals taken prior to the Activation Date.
On or after the Activation Date, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year’s Step-up Values and subsequent Purchase Payments, if any. Please see “How do increases in the Income Base work under Polaris Income Plus Daily Flex?” below.
What are the differences between Polaris Income Plus Flex and Polaris Income Plus Daily Flex?
Living Benefit Parameter	Polaris Income Plus Flex	Polaris Income Plus Daily Flex
Initial Annual Fee	1.25% One Covered Person 1.25% Two Covered Persons
Minimum Income Base	Minimum Income Base Percentage: 200% of Purchase Payments received in 1st Benefit Year
100% of Purchase Payments received after 1st Benefit Year
	Minimum Income Base Period: 12 years if Lifetime Income is NOT activated	Range of Minimum Income Base Percentage: 105% - 175% Minimum Income Base Period: Years 1-15; upon the Activation Date, no further adjustments are made to the Minimum Income Base
Income Credit – Prior to the Activation Date	Income Credit available in first 12 Benefit Years – the Income Credit Base and Income Base are reduced proportionately for any withdrawals taken prior to the Activation Date	N/A
Income Credit – On or After the Activation Date	Income Credit available in first 12 Benefit Years – the Income Credit is reduced, but not eliminated in any Benefit Year on or after the Activation date in which cumulative withdrawals are less than the applicable Income Credit Percentage	N/A
Frequency of Step-up Values	Annual	Daily
Investment Requirements	10% in Secure Value Account 90% in Variable Portfolios (total of 19 investment options)	Allocation Structure:
10% in Secure Value Account
90% in Variable Portfolios
Asset Allocation Portfolios (38 investment options)
or
Build Your Own Allocation
(79 investment options that cross 12 asset classes)
Please consult with your financial representative regarding which Living Benefit is appropriate for you.

What determines the amount I can receive each year?
The amount that you receive depends on whether there are one or two Covered Person(s), the age of the Covered Person(s) and whether your contract value is greater than or equal to zero on the Activation Date.
While the contract value is greater than zero and on or after the Activation Date, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) on the Activation Date.
If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) on the Activation Date. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?”and “What happens to my living benefit upon the Latest Annuity Date?”below.
Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage Table
The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.
POLARIS INCOME PLUS FLEX
If your contract was purchased between March 30, 2020 and October 12, 2020, and you elected the optional Polaris Income Plus Flex living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Flex Income Option 1	Polaris Income Plus Flex Income Option 2	Polaris Income Plus Flex Income Option 3
One Covered Person (Age 45 - 59)	3.50% / 3.00%(2)	3.50% / 3.00%(2)	2.75% / 2.75%
One Covered Person (Age 60 - 64)	4.50% / 3.00%(2)	4.50% / 3.00%(2)	3.25% / 3.25%
One Covered Person (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
One Covered Person (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
Two Covered Persons (Age 45 - 59)	3.00% / 3.00%(3)	3.00% / 3.00%(3)	2.50% / 2.50%
Two Covered Persons (Age 60 - 64)	4.00% / 3.00%(3)	4.00% / 3.00%(3)	3.00% / 3.00%
Two Covered Persons (Age 65 - 71)	5.50% / 4.00%	6.50% / 3.00%	4.25% / 4.25%
Two Covered Persons (Age 72 and Older)	6.00% / 4.00%	7.00% / 3.00%	4.50% / 4.50%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person’s 65th birthday.

If your contract was purchased between October 7, 2019 and March 29, 2020, and you elected the optional Polaris Income Plus Flex living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Flex Income Option 1	Polaris Income Plus Flex Income Option 2	Polaris Income Plus Flex Income Option 3
One Covered Person (Age 45 - 59)	4.00% / 3.00%(2)	4.00% / 3.00%(2)	3.25% / 3.25%
One Covered Person (Age 60 - 64)	5.00% / 3.00%(2)	5.00% / 3.00%(2)	3.75% / 3.75%
One Covered Person (Age 65 - 71)	6.50% / 4.00%	7.50% / 3.00%	5.25% / 5.25%
One Covered Person (Age 72 and Older)	7.00% / 4.00%	8.00% / 3.00%	5.50% / 5.50%
Two Covered Persons (Age 45 - 59)	3.50% / 3.00%(3)	3.50% / 3.00%(3)	3.00% / 3.00%
Two Covered Persons (Age 60 - 64)	4.50% / 3.00%(3)	4.50% / 3.00%(3)	3.50% / 3.50%
Two Covered Persons (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
Two Covered Persons (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person’s 65th birthday.
If your contract was purchased between May 1, 2019 and October 6, 2019, and you elected the optional Polaris Income Plus Flex living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Flex Income Option 1	Polaris Income Plus Flex Income Option 2	Polaris Income Plus Flex Income Option 3
One Covered Person (Age 45 - 59)	4.50% / 3.00%(2)	4.50% / 3.00%(2)	3.75% / 3.75%
One Covered Person (Age 60 - 64)	5.50% / 3.00%(2)	5.50% / 3.00%(2)	4.25% / 4.25%
One Covered Person (Age 65 - 71)	6.50% / 4.50%	7.50% / 3.50%	5.50% / 5.50%
One Covered Person (Age 72 and Older)	7.00% / 4.50%	8.00% / 3.50%	5.75% / 5.75%
Two Covered Persons (Age 45 - 59)	3.50% / 3.00%(3)	3.50% / 3.00%(3)	3.25% / 3.25%
Two Covered Persons (Age 60 - 64)	4.50% / 3.00%(3)	4.50% / 3.00%(3)	3.75% / 3.75%
Two Covered Persons (Age 65 - 71)	6.00% / 4.50%	7.00% / 3.50%	5.00% / 5.00%
Two Covered Persons (Age 72 and Older)	6.50% / 4.50%	7.50% / 3.50%	5.25% / 5.25%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.50% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.50% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person’s 65th birthday.

POLARIS INCOME PLUS DAILY FLEX
If your contract was purchased between March 30, 2019 and October 12, 2020, and you elected the optional Polaris Income Plus Daily Flex living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Daily Flex Income Option 1	Polaris Income Plus Daily Flex Income Option 2	Polaris Income Plus Daily Flex Income Option 3
One Covered Person (Age 45 - 59)	3.25% / 2.75%(2)	3.25% / 2.75%(2)	2.50% / 2.50%
One Covered Person (Age 60 - 64)	4.25% / 2.75%(2)	4.25% / 2.75%(2)	3.00% / 3.00%
One Covered Person (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
One Covered Person (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
Two Covered Persons (Age 45 - 59)	2.75% / 2.75%(3)	2.75% / 2.75%(3)	2.25% / 2.25%
Two Covered Persons (Age 60 - 64)	3.75% / 2.75%(3)	3.75% / 2.75%(3)	2.75% / 2.75%
Two Covered Persons (Age 65 - 71)	5.50% / 4.00%	6.50% / 3.00%	4.25% / 4.25%
Two Covered Persons (Age 72 and Older)	6.00% / 4.00%	7.00% / 3.00%	4.50% / 4.50%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.
If your contract was purchased between October 7, 2019 and March 29, 2020, and you elected the optional Polaris Income Plus Daily Flex living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Daily Flex Income Option 1	Polaris Income Plus Daily Flex Income Option 2	Polaris Income Plus Daily Flex Income Option 3
One Covered Person (Age 45 - 59)	3.75% / 2.75%(2)	3.75% / 2.75%(2)	3.00% / 3.00%
One Covered Person (Age 60 - 64)	4.75% / 2.75%(2)	4.75% / 2.75%(2)	3.50% / 3.50%
One Covered Person (Age 65 - 71)	6.50% / 4.00%	7.50% / 3.00%	5.25% / 5.25%
One Covered Person (Age 72 and Older)	7.00% / 4.00%	8.00% / 3.00%	5.50% / 5.50%
Two Covered Persons (Age 45 - 59)	3.25% / 2.75%(3)	3.25% / 2.75%(3)	2.75% / 2.75%
Two Covered Persons (Age 60 - 64)	4.25% / 2.75%(3)	4.25% / 2.75%(3)	3.25% / 3.25%
Two Covered Persons (Age 65 - 71)	6.00% / 4.00%	7.00% / 3.00%	4.75% / 4.75%
Two Covered Persons (Age 72 and Older)	6.50% / 4.00%	7.50% / 3.00%	5.00% / 5.00%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.

If your contract was purchased between May 1, 2019 and October 6, 2019, and you elected the optional Polaris Income Plus Daily Flex living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:
Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Daily Flex Income Option 1	Polaris Income Plus Daily Flex Income Option 2	Polaris Income Plus Daily Flex Income Option 3
One Covered Person (Age 45 - 59)	4.25% / 2.75%(2)	4.25% / 2.75%(2)	3.50% / 3.50%
One Covered Person (Age 60 - 64)	5.25% / 3.00%(2)	5.25% / 3.00%(2)	4.00% / 4.00%
One Covered Person (Age 65 - 71)	6.50% / 4.50%	7.50% / 3.50%	5.50% / 5.50%
One Covered Person (Age 72 and Older)	7.00% / 4.50%	8.00% / 3.50%	5.75% / 5.75%
Two Covered Persons (Age 45 - 59)	3.25% / 2.75%(3)	3.25% / 2.75%(3)	3.00% / 3.00%
Two Covered Persons (Age 60 - 64)	4.25% / 3.00%(3)	4.25% / 3.00%(3)	3.50% / 3.50%
Two Covered Persons (Age 65 - 71)	6.00% / 4.50%	7.00% / 3.50%	5.00% / 5.00%
Two Covered Persons (Age 72 and Older)	6.50% / 4.50%	7.50% / 3.50%	5.25% / 5.25%
(1)	If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.50% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.50% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.

Are there investment requirements if I elect a Living Benefit?
Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.
With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.
You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.
Investment Requirements for Polaris Income Plus Flex Income Option 1, 2 or 3
If you elect Polaris Income Plus Flex, you must allocate your assets in accordance with the following:
10% Secure Value Account	Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
PIMCO Total Return
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA Invesco VCP Equity-Income*
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
* You may invest up to a maximum of 50% in each of these Variable Portfolios.
** You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.

Investment Requirements for Polaris Income Plus Daily Flex Income Option 1, 2 or 3
If you elect Polaris Income Plus Daily Flex, you must allocate your assets in accordance with the option below or Build Your Own Allocation:
10% Secure Value Account	Asset Allocation Portfolios
Up to 90% in one or more of the following Variable Portfolios:
Individually Managed Asset Allocation Portfolios:
SA American Funds Asset Allocation
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Index Fund-of-Funds Portfolios:
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income Portfolios
Goldman Sachs VIT Government Money Market Fund
PIMCO Total Return
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Immediate Index
SA Fixed Income Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
Build Your Own Allocation
You must allocate your assets in accordance with the following: 10% of your total Purchase Payments in the Secure Value Account. The remaining 90% of your total Purchase Payments must be allocated in the following Investment Groups:
FIXED INCOME PORTFOLIOS Investment Requirement Minimum 18% Maximum 90%
Money Market Portfolio:
Goldman Sachs VIT Government Money Market Fund
Core Fixed Income Portfolios:
PIMCO Total Return
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
Fixed Accounts
1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS Investment Requirement Minimum 0% Maximum 72%**
Global & International Portfolios:
SA Emerging Markets Equity Index
SA International Index
SA JPMorgan Global Equities
SA Morgan Stanley International Equities
Large Core Portfolios:
SA American Funds Growth-Income
SA Franklin U.S. Equity Smart Beta
SA Invesco Main Street Large Cap
SA Large Cap Index
SA MFS Massachusetts Investors Trust
Large Value Portfolios:
Invesco V.I. Comstock
Invesco V.I. Growth and Income
Lord Abbett Growth and Income
SA Dogs of Wall Street
SA JPMorgan Equity-Income
SA Large Cap Value Index
SA Legg Mason BW Large Cap Value
Large Growth Portfolios:
Invesco V.I. American Franchise
SA AB Growth
SA American Funds Growth
SA Janus Focused Growth
SA Large Cap Growth Index
SA MFS Blue Chip Growth
SA Wellington Capital Appreciation
Small & Mid Cap Portfolios:
SA Mid Cap Index
SA Small Cap Index
Asset Allocation Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED Investment Requirement Minimum 0% Maximum 72%**
SA American Funds Asset Allocation
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Asset Allocation (Volatility Control Portfolios):
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

OTHER EQUITY AND SPECIALTY PORTFOLIOS Investment Requirement Minimum 0% Maximum 27%***
Small & Mid Cap Portfolios:
SA AB Small & Mid Cap Value
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Mid-Cap Growth
SA WellsCap Aggressive Growth
Global & International Portfolios:
SA American Funds Global Growth
SA Fidelity Institutional AM® International Growth
SA JPMorgan Emerging Markets
SA Putnam International Growth and Income
SA Templeton Foreign Value
Specialty Portfolios:
PIMCO Emerging Markets Bond
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA PineBridge High-Yield Bond

*	You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
**	You may invest up to a maximum of 36% in an individual Variable Portfolio within this Investment Group.
***	You may invest up to a maximum of 9% in an individual Variable Portfolio within this Investment Group.
How do my investment requirements impact my feature and contract?
Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.
The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company’s risk that the contract value will be reduced to zero before the Covered Person(s)’ death. Withdrawals taken while the contract value is greater than zero are withdrawals of the contract owner’s own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the Living Benefit guarantee. Please consult your investment advisor regarding which Variable Portfolios are appropriate for the Living Benefit you elected.
To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.
We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secure Value Account will not change for the life of your contract.
Rebalancing and Investment Requirements
We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.
Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer (“Default Rebalancing Instructions”) which will replace any previous rebalancing instructions you may have provided.
If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.
We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.
What are the factors used to calculate Polaris Income Plus Flex?
The Lifetime Income offered by Polaris Income Plus Flex is calculated by considering the factors described below.
First,we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.
Second,we determine if the Anniversary Value is the Higher Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary.
Third,we determine the Income Base which initially is equal to the first Purchase Payment. The Income Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Fourth,if you do not activate Lifetime Income before the 12th Benefit Anniversary, the guaranteed Minimum Income Base amount will be available in the Income Base calculation on the 12th Benefit Anniversary. Any withdrawals taken prior to activating Lifetime Income on or after the 12th Benefit Year Anniversary will proportionately reduce the Purchase Payments used to determine the Minimum Income Base. The Minimum Income Base amount is calculated as a percentage of Purchase Payments received during the first Benefit Year and a percentage of Purchase Payments received after the first Benefit Year. These percentages are provided above in the Glossary of Living Benefit Defined Terms. If you activate Lifetime Income before the 12th Benefit Year Anniversary, you will not be eligible to receive the increase to the Income Base.
Fifth,we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Sixth, we determine the Income Credit.
The Income Credit amount is equal to the applicable Income Credit Percentage multiplied by the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. Prior to the Activation Date, if no withdrawals are taken during the Benefit Year, the Income Credit applied to the Income Base is not reduced.
On or after the Activation Date, the Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the applicable Income Credit Percentage.
Seventh, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and 3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday. Please see the tables under “What determines the amount I can receive each year?” above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.
Eighth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the

Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. Please see “What are the effects of withdrawals on Polaris Income Plus Flex?” below.
What are the factors used to calculate Polaris Income Plus Daily Flex?
The Lifetime Income offered by Polaris Income Plus Daily Flex is calculated by considering the factors described below.
First, we determine the Step-up Values which are values used to determine the Income Base. The initial Step-up Value is equal to the contract value. Then, on any day that the contract value is greater than the Income Base on that day, the Income Base is stepped up to that value. The Step-up Value is determined daily prior to the Activation Date.
Second, we determine the Income Base, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received, and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Third, if you do not activate Lifetime Income before each Benefit Year Anniversary up to the 15th Benefit Year Anniversary, an annual Minimum Income Base Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary. These percentages are provided above in the Glossary of Living Benefit Defined Terms. Further, any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used in the calculation of the Minimum Income Base.
Fourth, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and 3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday. Please see the tables under “What determines the amount I can receive each year?” above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.
Fifth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see “What are the effects of withdrawals on Polaris Income Plus Daily Flex?” below.
How do increases to the Income Base and Income Credit Base work under Polaris Income Plus Flex?
On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Higher Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided that Lifetime Income withdrawals have not begun before that anniversary.
On each Benefit Year Anniversary during the Income Credit Period, if the Income Base is increased to a Higher Anniversary Value, the Income Credit Base is also automatically increased to that Higher Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.
Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Since Higher Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base and Income Credit Base will not increase if your contract value is higher on days other than the Benefit Year Anniversaries.
On or After Activation Date, the Maximum Annual Withdrawal Amount is recalculated each time there is an increase in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the

Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased.
How do increases to the Income Base work under Polaris Income Plus Daily Flex?
Prior to the Activation Date, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments, if any.
Additionally, prior to the Benefit Year Anniversary, but during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the Purchase Payments.
On or after the Activation Date, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the Activation Date (“first look-back”) or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the Higher Step-up Value since the last Excess Withdrawal.
After the first look-back, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Excess Withdrawal.
What are the effects of withdrawals on Polaris Income Plus Flex?
The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of any withdrawals. If you activate Lifetime Income before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.
Prior to the Activation Date
Any withdrawal in a Benefit Year reduces the Income Base and Income Credit Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.
Additionally, any withdrawal taken will reduce the Income Credit (if applicable), and Purchase Payments used to calculate the Minimum Income Base. The reduction to the Income Credit Base will result in a lowered Income Credit amount being applied to the Income Base during the Income Credit Period. In addition, these withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.
On or after the Activation Date
Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
For example, assume that your contract value is $106,000, your Income Base and Income Credit Base are $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base and Income Credit Base will be reduced to $114,000 as follows: $120,000 x {1 – [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.
Excess Withdrawals reduce your Income Base and Income Credit Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base and Income Credit Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. In addition, you will not be eligible for an Income Credit, if applicable, in that Benefit Year.
When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. The impact of withdrawals on specific factors is further explained below:
Maximum Annual Withdrawal Amount: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.
What are the effects of withdrawals on Polaris Income Plus Daily Flex?
The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation of the Minimum Income Base may change over time as a result of the timing and amount of any withdrawals.
Prior to the Activation Date
Any withdrawal in a Benefit Year reduces the Income Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.
Additionally, any withdrawal taken will reduce each Purchase Payment included in the calculation of the Minimum Income Base. The reduction to the Purchase Payment(s) will result in a lowered amount being applied to the Income Base during the Minimum Income Base Period. However, the Minimum Income Base will continue to increase during the Minimum Income Base Period prior to the Activation Date. Lastly, any withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.
On or after the Activation Date
Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows: $120,000 x {1 – [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.
Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount.
When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below:
Maximum Annual Withdrawal Amount: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
Minimum Income Base: If you activate Lifetime Income during the Minimum Income Base Period, the Minimum Income Base will no longer increase on the next Benefit Anniversary.
Look-back Periods: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the Higher Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.
All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.
How can I change my Income Option Election?
You may change your Income Option election on the Activation Date. If you change your Income Option election on the Activation Date, an annualized fee applies. Once Lifetime Income begins, you may not change your Income Option election.
What is the fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex?
The fee for Polaris Income Plus Flex and Polaris Income Plus Daily Flex is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Connecticut, Hawaii, Missouri, New York, Oregon, Texas, Vermont, Virginia and Washington, the charge will be deducted pro-rata from
Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. In addition, if you change your Income Option on the Activation Date, your annual fee will increase on the next Benefit Quarter Anniversary. Please see fee table below:
Polaris Income Plus Flex Fee
Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
If you change your Income Option election on the Activation Date, an annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:
Lifetime Income Option Change Fee*	0.25%
*	The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4). The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.
Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.
For Polaris Income Plus Flex, an increase in the Income Base due to an addition of an Income Credit, attaining a new Higher Anniversary Value or an addition of subsequent Purchase Payments will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit because the Income Credit may increase the Income Base. When taking Lifetime Income, the Income Credit will be reduced by the Maximum Annual Withdrawal Amount and may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether you activate Lifetime Income.
For Polaris Income Plus Daily Flex, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment(s) will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.
If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
What happens if the contract value is reduced to zero while the Income Base is greater than zero?
Prior to the Activation Date,
If the contract value is reduced to zero due to a withdrawal, but the Income Base is greater than zero, the contract will be terminated including any optional benefits and features.
On or after the Activation Date,
if the contract value is reduced to zero, but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your contract value to zero, no further benefits are payable under the contract and your contract along with the Living Benefit will terminate.
If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.
In addition, for Polaris Income Plus Flex, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.
When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:
1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any option mutually agreeable between you and us.
Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

Additional important information
applicable to POLARIS INCOME PLUS FLEX and POLARIS INCOME Plus DAILY FLEX

When and how may I elect a Living Benefit?
You may elect a Living Benefit at the time of contract issue (the “Benefit Effective Date”). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the “Covered Person(s).” If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Person(s) must meet the minimum and maximum age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.
Polaris Income Plus Flex and Polaris Income Plus Daily Flex:
Number of Owners	Covered Person
	Minimum Age(1)	Maximum Age(2)
One Owner	45	80
Joint Owners(3)	45	80
(1)	Minimum Age must be met by any Covered Person(s) as of the Contract Issue Date.
(2)	Maximum Age cannot be exceeded by any Covered Person(s) as of the date added.
(3)	Joint Owners may choose which of the two Owners will be the Covered Person. The Beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
What are the allowable changes to Covered Person(s) prior to the Activation Date?
You may make changes to your Covered Person(s) prior to the Activation Date for specific Life Change Events as defined below by submitting the appropriate Covered

Person(s) Change form. Note: Any Covered Person being added must meet the above minimum and maximum age requirements.
•	Marriage – If there is one Covered Person, you may add your spouse as the second Covered Person;
•	Divorce – If there are two Covered Persons, you may remove one of the Covered Persons as a result of divorce;
•	Death – Upon the death of one of the Covered Persons, you may remove the deceased Covered Person.
What are the allowable changes to Covered Person(s) on the Activation Date?
Number of Owners and Covered Persons	Allowed Changes to Covered Person(s) on the Activation Date
Single Owned Contract & One Covered Person	Add Spouse as the second Covered Person
Single Owned Contract & Two Covered Persons(1)	Remove or Change the second Covered Person who is not the Single Owner
Jointly Owned Contract & One Covered Person	Add Joint Owner as the second Covered Person
Jointly Owned Contract & Two Covered Persons(1)	Remove or Change either Covered Person
(1)	You must keep at least one of the original Covered Person(s) if requesting to remove or change either Covered Person. Note: If a second Covered Person or if one of the original Covered Person(s) is changed, Covered Person(s) must meet the above minimum and maximum age requirements.
Your Lifetime Income will change as a result of removing or adding a Covered Person(s).
If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?
Prior to the Activation Date, Required Minimum Distributions (“RMD”) will proportionately reduce the Income Base, Income Credit Base, if applicable, and the Purchase Payments used to calculate the Minimum Income Base.
On or after the Activation Date, as the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Please see “What are the effects of withdrawals on Polaris Income Plus Flex?”and“What are the effects of withdrawals on Polaris Income Plus Daily Flex?”above.
Any withdrawal taken before you activate Lifetime Income (including RMDs) will result in a reduction of the amount of future withdrawals of the Maximum Annual Withdrawal Amount (MAWA).
We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by our Annuity Service Center. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.
If you turned age 70 ½ on or after January 1, 2020, the age at which you must begin taking RMDs is 72. If you turned age 70 ½ before January 1, 2020, the age at which you must begin taking RMDs is 70 ½.
If you are transferring from another company and have already reached the age you must begin taking RMDs, you should take the current tax year’s RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning the age you must begin taking RMDs, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of the age you must begin taking RMDs, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.
If you have elected Polaris Income Plus Flex and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than the applicable Income Credit Percentage, an Income Credit equal to the difference between the RMD and the applicable Income Credit Percentage will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than the applicable Income Credit Percentage, no Income Credit will be included in the calculation of the Income Base.
What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?
Prior to the Activation Date, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract and the Living Benefit as a new single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract and the Living Benefit as the current single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
On or after the Activation Date, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract, without the Living Benefit.
If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract with the current Maximum Annual Withdrawal Amount and Protected Income Payment.
Note: At any time, if, the contract value goes to zero due to a withdrawal, the Spousal Beneficiary cannot continue the contract.
What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons and if the contract value is greater than zero?
Prior to the Activation Date, upon death of the first of the two Covered Persons, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract as a single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
Note: Prior to the Activation Date, if the contract value goes to zero due to a withdrawal, the Living Benefit and the contract terminate, and the Spousal Beneficiary cannot continue the contract.
On or after the Activation Date, upon the first of the two Covered Person’s death, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.
Note: On or after the Activation Date, if the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.
The components of the Living Benefit in effect at the time of Spousal Continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person on the Activation Date. If Lifetime Income was not activated prior to the Spousal Continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person on the Activation Date. Please see “How does Polaris Income Plus Flex work?” and “How does Polaris Income Plus Daily Flex work?” above.
For Polaris Income Plus Flex only
If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Higher Anniversary Values or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if Lifetime Income was not activated during the first 12 Benefit Years following the Benefit Effective Date.
For Polaris Income Plus Daily Flex only
If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Income Base period if Lifetime Income was not activated during the Minimum Income Base period. On or after the Activation Date, the

Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base.
Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.
What happens to my Living Benefit upon the Latest Annuity Date?
On the Latest Annuity Date, if the contract value is greater than zero, You must select one of the following options:
1.	Annuitize by selecting from choices a. or b. below:
a.	elect to begin one of the Annuity Income Payment Options set forth in Your Contract. If you choose this option, We will apply the contract value to provide annuity income payments under the contract’s annuity provisions as described under ANNUITY INCOME OPTIONS; or
b.	elect to receive Lifetime Income under Your Living Benefit option by means of an Annuitization while any of the last named Covered Person(s) is living. If You have already activated Lifetime Income under the Living Benefit, You will continue to receive Lifetime Income by means of an Annuitization as described below. If you have not yet activated Lifetime Income, you may activate Lifetime Income by means of an Annuitization as described under ANNUITY INCOME OPTIONS; or
2.	Fully surrender your Contract
Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.
An election under option 1 above converts Your contract value or Lifetime Income amount to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under Your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If You do not select an option listed above by the Latest Annuity Date, We will automatically begin making Lifetime Income payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract value goes to zero, in accordance with option 1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).
Can I elect to cancel my Living Benefit?
The Living Benefit may not be cancelled by you prior to the 4th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 4th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.
Cancellation Request Received	Cancellation Effective Date
Years 1-4	4th Benefit Year Anniversary
Years 4+	Benefit Quarter Anniversary following the receipt of the cancellation request
Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.
If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 4th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.
What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus Flex or Polaris Income Plus Daily Flex?
Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.
The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.
Are there circumstances under which my Living Benefit will be automatically cancelled?
The Living Benefit and Lifetime Income will automatically be cancelled upon the occurrence of one of the following:
(i)	Annuitization of the contract; or
(ii)	Termination or surrender of the contract; or
(iii)	A death benefit is paid resulting in the contract being terminated; or
(iv)	Any withdrawal prior to the Activation Date that reduces the Contract Value to zero; or
(v)	On or after the Activation Date, any Excess Withdrawal that reduces the contract value and Income Base to zero; or
(vi)	Death of the Covered Person, if only one is elected after Lifetime Income has been activated; or, if two Covered Persons are elected, death of the surviving Covered Person; or
(vii)	A change that removes all of the original Covered Persons from the contract; or
(viii)	A Change of the Owner or Assignment; or
(ix)	You elect to cancel Your Living Benefit.
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.
Any amounts that we may pay under the feature in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.
POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY
If your contract was issued prior to September 9, 2019 and you elected the Polaris Income Plus or Polaris Income Plus Daily Living Benefit, the following provisions are applicable to the feature you elected.
The Polaris Income Plus and Polaris Income Plus Daily Living Benefits were available from May 1, 2018 through September 8, 2019. Effective September 9, 2019, Polaris Income Plus and Polaris Income Plus Daily are no longer available for election.
Below is a glossary of Living Benefit Terms and a summary of the key features of the optional Living Benefits offered in your contract.
Glossary of Living Benefit Terms
Anniversary Value
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.
Benefit Effective Date
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.
Benefit Quarter
Each consecutive 3 month period starting on the Benefit Effective Date.
Benefit Quarter Anniversary
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.
For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.
Benefit Year
Each consecutive one year period starting on the Benefit Effective Date.
Benefit Year Anniversary
The date on which each Benefit Year begins.
Contract Year
Each consecutive one year period starting on the contract issue date.
Covered Person(s)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.
Excess Withdrawal
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.
Highest Anniversary Value
For Polaris Income Plus, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.
Income Base
The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income

Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.
Income Credit
For Polaris Income Plus only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:
Optional Living Benefit	Income Credit (as a percentage of the Income Credit Base)	Income Credit Availability
Polaris Income Plus	6%	Available during the first 12 Benefit Years — the Income Credit is reduced in years withdrawals are taken
Polaris Income Plus Daily	Not available	Not available
Income Credit Base
For Polaris Income Plus only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.
Income Credit Period
For Polaris Income Plus only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.
Investment Requirements
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.
Maximum Annual Withdrawal Amount
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.
Maximum Annual Withdrawal Percentage
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.
Minimum Income Base (for Polaris Income Plus only)
The Minimum Income Base is a guaranteed minimum amount of the Income Base which is calculated on the 12th Benefit Anniversary during the Minimum Income Base period of 12 years, provided no withdrawals are taken prior to the 12th Benefit Year Anniversary. If you take withdrawals prior to the 12th Benefit Anniversary, you will not be eligible to receive the increase to the Income Base on the 12th Benefit Anniversary. The Minimum Income Base
amount is calculated as a percentage of first Benefit Year’s Purchase Payments as follows:
Minimum Income Base Period (if no withdrawals are taken prior to the Benefit Year Anniversary)	Minimum Income Base Percentage (as a Percentage of the 1st Benefit Year’s Purchase Payment)
12 th Benefit Year Anniversary	200%
Minimum Income Base (for Polaris Income Plus Daily only)
The Minimum Income Base is a guaranteed minimum amount of the Income Base determined on each contract Benefit Year Anniversary and up to the 15th Benefit Year Anniversary of the contract. An annual 5% Minimum Income Base Percentage will be applied to the Purchase Payment(s) received prior to the first Benefit Year Anniversary during the Minimum Income Base period of 15 years, provided no withdrawals are taken prior to each Benefit Year Anniversary as follows:
Benefit Year Anniversary (if no withdrawals are taken prior to the Benefit Year Anniversary)	Minimum Income Base Percentage (as a Percentage of the 1st Benefit Year’s Purchase Payment)
1st Benefit Year Anniversary	105%
2nd Benefit Year Anniversary	110%
3rd Benefit Year Anniversary	115%
4th Benefit Year Anniversary	120%
5th Benefit Year Anniversary	125%
6th Benefit Year Anniversary	130%
7th Benefit Year Anniversary	135%
8th Benefit Year Anniversary	140%
9th Benefit Year Anniversary	145%
10th Benefit Year Anniversary	150%
11th Benefit Year Anniversary	155%
12th Benefit Year Anniversary	160%
13th Benefit Year Anniversary	165%
14th Benefit Year Anniversary	170%
15th Benefit Year Anniversary	175%
The Minimum Income Base is only available in the first 15 Benefit Years, provided no withdrawals are taken.
Protected Income Payment
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.
Protected Income Payment Percentage
The percentage used to determine the Protected Income Payment.
Step-up Value
For Polaris Income Plus Daily only, a value used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.
Polaris Income Plus and Polaris Income Plus Daily
How does Polaris Income Plus work?
Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.
There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year’s Purchase Payments (“Minimum Income Base”). Please see “How can the Income Base and Income Credit Base be increased?” below.
How does Polaris Income Plus Daily work?
Unlike Polaris Income Plus, Polaris Income Plus Daily does not offer Income Credits. Instead, Polaris Income Plus Daily’s Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)’ guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year’s Step-up Values. In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. Please see “How can the Income Base be increased for Polaris Income Plus Daily?” below.
What are the differences between Polaris Income Plus and Polaris Income Plus Daily?
Living Benefit Parameter	Polaris Income Plus	Polaris Income Plus Daily
Initial Annual Fee	1.00% One Covered Person 1.25% Two Covered Persons	1.15% One Covered Person 1.35% Two Covered Persons
Minimum Income Base	Minimum Income Base Percentage: 200% Minimum Income Base Period: 12 years if no withdrawals are taken	Range of Minimum Income Base Percentage*: 105% - 175% Minimum Income Base Period: Years 1-15; upon the first withdrawal, no further adjustments are made to the Minimum Income Base
Income Credit	6% Income Credit available in first 12 Benefit Years – the Income Credit is reduced in years withdrawals are taken	N/A
Frequency of Step-up Values	Annual	Daily
Investment Requirements	10% in Secure Value Account 90% in Variable Portfolios (total of 18 investment options)	10% in Secure Value Account 90% in Variable Portfolios (total of 35 investment options)
What determines the amount I can receive each year?
The amount that you receive depends on which living benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.
While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.
If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)’ 65th birthday. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” and “What happens to my living benefit upon the Latest Annuity Date?” below.
Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage Table
The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.
POLARIS INCOME PLUS
Number of Covered Persons and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Income Option 1	Polaris Income Plus Income Option 2	Polaris Income Plus Income Option 3
One Covered Person (Age 45 - 59)	4.0% / 3.0%(2)	4.0% / 3.0%(2)	3.25% / 3.25%
One Covered Person (Age 60 - 64)	5.0% / 3.0%(2)	5.0% / 3.0%(2)	3.75% / 3.75%
One Covered Person (Age 65 - 71)	6.5% / 4.0%	7.5% / 3.0%	5.25% / 5.25%
One Covered Person (Age 72 and Older)	7.0% / 4.0%	8.0% / 3.0%	5.5% / 5.5%
Two Covered Persons (Age 45 - 59)	3.5% / 3.0%(3)	3.5% / 3.0%(3)	3.0% / 3.0%
Two Covered Persons (Age 60 - 64)	4.5% / 3.0%(3)	4.5% / 3.0%(3)	3.5% / 3.5%
Two Covered Persons (Age 65 - 71)	6.0% / 4.0%	7.0% / 3.0%	4.75% / 4.75%
Two Covered Persons (Age 72 and Older)	6.5% / 4.0%	7.5% / 3.0%	5.0% / 5.0%
POLARIS INCOME PLUS DAILY
Number of Covered Person and Age of Covered Person at First Withdrawal(1)	Polaris Income Plus Daily Income Option 1	Polaris Income Plus Daily Income Option 2	Polaris Income Plus Daily Income Option 3
One Covered Person (Age 45 - 59)	3.75% / 2.75%(4)	3.75% / 2.75%(4)	3.0% / 3.0%
One Covered Person (Age 60 - 64)	4.75% / 2.75%(4)	4.75% / 2.75%(4)	3.50% / 3.50%
One Covered Person (Age 65 - 71)	6.5% / 4.0%	7.5% / 3.0%	5.25% / 5.25%
One Covered Person (Age 72 and Older)	7.0% / 4.0%	8.0% / 3.0%	5.5% / 5.5%
Two Covered Persons (Age 45 - 59)	3.25% / 2.75%(5)	3.25% / 2.75%(5)	2.75% / 2.75%
Two Covered Persons (Age 60 - 64)	4.25% / 2.75%(5)	4.25% / 2.75%(5)	3.25% / 3.25%
Two Covered Persons (Age 65 - 71)	6.0% / 4.0%	7.0% / 3.0%	4.75% / 4.75%
Two Covered Persons (Age 72 and Older)	6.5% / 4.0%	7.5% / 3.0%	5.0% / 5.0%
(1)	If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person’s 65th birthday.
(4)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(5)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.

Are there investment requirements if I elect a Living Benefit?
Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.
With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure

Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.
You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.
Investment Requirements for Polaris Income Plus Income Option 1, 2 or 3
If you elect Polaris Income Plus Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:
10% Secure Value Account	Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA Invesco VCP Equity-Income*
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
* You may invest up to a maximum of 50% in each of these Variable Portfolios.
** You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
Investment Requirements for Polaris Income Plus Daily Income Option 1, 2 or 3
If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with the following:
10% Secure Value Account	Up to 90% in one or more of the following Variable Portfolios:
Individually Managed Asset Allocation Portfolios:
SA American Funds Asset Allocation
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth Portfolio
SA Wellington Strategic Multi-Asset Income
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Fixed Income and Money Market Portfolios:
Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
Index Fund-of-Funds Portfolios
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.

How do my investment requirements impact my feature and contract?
Before you elect a living benefit, you should carefully consider whether the investment requirements associated with the living benefits meet your investment objectives and risk tolerance.
The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company’s risk that the Contract Value will be reduced to zero before the Covered Person(s)’ death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.
To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.
We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options.
Rebalancing and Investment Requirements
We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.
Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer (“Default Rebalancing Instructions”) which will replace any previous rebalancing instructions you may have provided.
If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM in the prospectus above.
We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.
What are the factors used to calculate Polaris Income Plus?
The benefit offered by Polaris Income Plus is calculated by considering the factors described below.
First, we consider the Income Credit Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.
Second, we determine if the Anniversary Value is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary
Third, we determine the Income Base which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year’s Purchase Payments.
Fourth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.
Fifth, we determine the Income Credit.
The Income Credit is equal to 6.0% (“Income Credit Percentage”) of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. If no withdrawals are taken during the Benefit Year, the Income Credit Percentage is not reduced. The Income Credit

Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6.0% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.
For example, if you are age 65 and elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6.0% to 2.0%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65 and elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.
Sixth, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.
Please see the table under “What determines the amount I can receive each year?” above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.
Seventh, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the Protected
Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals. Please see “What are the effects of withdrawals on Polaris Income Plus?” below.
What are the factors used to calculate Polaris Income Plus Daily?
The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.
First, we determine the Step-up Values.
Second, we determine the Income Base, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.
Third, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by four factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Step-up Value is achieved on or after the Covered Person(s) 65th birthday.
Please see the table under “What determines the amount I can receive each year?” above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.
Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals. Please see “What are the effects of withdrawals on Polaris Income Plus Daily?” below.

How can the Income Base and Income Credit Base be increased for Polaris Income Plus?
On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.
On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.
Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Since Highest Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base and Income Credit Base will not increase if your contract value is higher on days other than the Benefit Year Anniversaries.
How can the Income Base be increased for Polaris Income Plus Daily?
If no withdrawals have been taken, the Income Base is increased daily to the Step-up Value.
Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year’s Purchase Payments.
After the first withdrawal has been taken, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal (“first look-back”) or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.
After the first look-back, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.
If the contract value has been reduced to zero, the Income Base will no longer be recalculated. Please see “What are the effects of withdrawals on Polaris Income Plus?”and“What are the effects of withdrawals on Polaris Income Plus Daily?”below.
How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?
Increases in the Income Base
Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. Please see “How can the Income Base and Income Credit Base be increased for Polaris Income Plus?” and “How can the Income Base be increased for Polaris Income Plus Daily?” above.
Decreases in the Income Base
Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. Please see “What are the effects of withdrawals on Polaris Income Plus?” and “What are the effects of withdrawals on Polaris Income Plus Daily?” below.
What are the effects of withdrawals on Polaris Income Plus?
The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.
Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

Excess Withdrawals may significantly reduce the value of or terminate the living benefit.
The impact of withdrawals on specific factors is further explained below:
Income Base and Income Credit Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.
Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
All withdrawals from the contract, including withdrawals taken under these living benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Partial withdrawals under these living benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. Please see ACCESS TO YOUR MONEY and EXPENSES in the prospectus above.
What is the fee for Polaris Income Plus?
The fee for Polaris Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Missouri, Oregon, Texas, and Washington, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.00%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.
The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.
Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.
An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.
If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract before the end of a Benefit Quarter, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
What are the effects of withdrawals on Polaris Income Plus Daily?
The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.
Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
Excess Withdrawals may significantly reduce the value of or terminate the living benefit.
The impact of withdrawals on specific factors is further explained below:
Income Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.
Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal
Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
Look-back Periods: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.
All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Please see ACCESS TO YOUR MONEY and EXPENSES in the prospectus above.
What is the fee for Polaris Income Plus Daily?
The fee for Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Hawaii, Missouri, Oregon, Texas, and Washington, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.15%	2.50%	0.60%	±0.40%
Two Covered Persons	1.35%	2.50%	0.60%	±0.40%
*	The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40% / 4).
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the “Average Value of the VIX”). In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.
The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.
Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in your prospectus are guaranteed for the life of your contract.
For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.
If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
What happens if the contract value is reduced to zero while the Income Base is greater than zero?
If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your contract value to zero, no further benefits are payable under the contract and your contract along with the Living Benefit will terminate.
If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.
In addition, for Polaris Income Plus, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.
When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:
1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any option mutually agreeable between you and us.
Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

Additional important information
applicable to POLARIS INCOME PLUS and POLARIS INCOME Plus DAILY

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?
As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual

Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.
Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by our Annuity Service Center.
If you turned age 70 ½ on or after January 1, 2020, the age at which you must begin taking RMDs is 72. If you turned age 70 ½ before January 1, 2020, the age at which you must begin taking RMDs is 70 ½.
If you are transferring from another company and have already reached the age you must begin taking RMDs, you should take the current tax year’s RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning the age you must begin taking RMDs, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of the age you must begin taking RMDs, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.
If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.
What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?
If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or
2.	Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.
What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?
If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or
2.	Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.
The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. Please see “How does Polaris Income Plus work?” and “How does Polaris Income Plus Daily work?” above.
For Polaris Income Plus only
If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.
For Polaris Income Plus Daily only
If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year’s Purchase Payments as described under “How can the Income Base be Increased for Polaris Income Plus Daily?”
Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit. Please see DEATH BENEFITS in the prospectus above.

What happens to my Living Benefit upon the Latest Annuity Date?
If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:
1.	Annuitize the contract value under the contract’s annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus above); or
2.	Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.
3.	Any annuity income option mutually agreeable between you and us.
Once you begin the Income Phase by electing one of the annuity income payment options above: (1) the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus; (2) the Income Base will no longer be adjusted for Step-up Values and no longer eligible for adjustments to the Minimum Income Base if you elected Polaris Income Plus Daily.
If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.
Can I elect to cancel my Living Benefit?
The Living Benefit may not be cancelled by you prior to the 4th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 4th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.
Cancellation Request Received	Cancellation Effective Date
Years 1-4	4th Benefit Year Anniversary
Years 4+	Benefit Quarter Anniversary following the receipt of the cancellation request
Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.
If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 4th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.
What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus or Polaris Income Plus Daily?
Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.
The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. Please see APPENDIX – E STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of any Living Benefit.
Are there circumstances under which my Living Benefit will be automatically cancelled?
The Living Benefit will automatically be cancelled upon the occurrence of one of the following:
1.	Annuitization of the contract; or
2.	Termination or surrender of the contract; or
3.	A death benefit is paid resulting in the contract being terminated; or
4.	An Excess Withdrawal that reduces the contract value and Income Base to zero; or

5.	Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or
6.	A change that removes all Covered Persons from the contract except as noted below and under “Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?”
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.
Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?
Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered Person:
1.	One of the two Covered Persons is removed from the contract, due to reasons other than death; or
2.	The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.
Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under “Can I elect to cancel my living benefit?” above.
Any amounts that we may pay under the feature in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.

Appendix G – Death Benefits Following Spousal Continuation for contracts issued prior to September 9, 2019

If your contract was issued between May 1, 2019 and September 8, 2019 and you elected either the Polaris Income Plus Flex or Polaris Income Plus Daily Flex Living Benefit, please see APPENDIX B – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.
The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse’s death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a living benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse’s date of death.
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.
We define “Continuation Net Purchase Payments” as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define “Continuation Purchase Payments” as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a living benefit was elected.
The term “withdrawals” as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.
The term “Withdrawal Adjustment” is used, if a living benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse’s 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse’s 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing
Spouse’s 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.
The Company will not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations described below assume that no Purchase Payments are received on or after the Continuing Spouse’s 86th birthday. We will not accept Continuation Purchase Payments on or after the first contract anniversary if you have elected a living benefit feature.
Contract Value Death Benefit Payable Upon Continuing Spouse’s Death
The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.
The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.
Return of Purchase Payment and Maximum Anniversary Value death benefit Payable Upon Continuing Spouse’s Death:
A.	The following describes the Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit without election of a living benefit:
1.	Return of Purchase Payment death benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Net Purchase Payments.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.
2.	Maximum Anniversary Value death benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Net Purchase Payments; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death, plus any

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Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.
If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
B.	The following describes the Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit with election of a living benefit:
1.	Return of Purchase Payment death benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Purchase Payments received prior to the first contract anniversary reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.
2.	Maximum Anniversary Value death benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Purchase Payments received prior to the first contract anniversary reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the living benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death and reduced by:
(i)	any Withdrawal Adjustments since that contract anniversary, if the living benefit has not been terminated; or
(ii)	any Withdrawal Adjustments since that contract anniversary, prior to the date the living benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the living benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
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Please forward a copy (without charge) of the Polaris Advisory Variable Annuity Statement of Additional Information to:
(Please print or type and fill in all information.)

Name

Address

City/State/Zip

Contract Issue Date:

Date:	Signed:
Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advisory Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Variable Annuity

Polaris II Variable Annuity

Polaris Platinum II Variable Annuity

Polaris Choice II Variable Annuity

Polaris Choice III Variable Annuity

VARIABLE ANNUITY ACCOUNT FIVE

Seasons Select II Variable Annuity

VARIABLE ANNUITY ACCOUNT SEVEN

Polaris II A-Class Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Polaris Platinum O-Series Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

Polaris Platinum O-Series Variable Annuity

Polaris Preferred Solution Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Platinum Elite Variable Annuity

The date of the Statement of Additional Information has been changed to October 13, 2020.

Dated: October 13, 2020

Please keep this Supplement with your Statement of Additional Information.

Part C — Other Information
Item 24.     Financial Statements and Exhibits
(a)   Financial Statements
The following financial statements are incorporated by reference to Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-223017 and 811-03859, filed on April 27, 2020:
•	The Audited Financial Statements of Variable Separate Account of American General Life Insurance Company as of December 31, 2019 and for each of the two years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
(b)   Exhibits
Exhibit Number	Description	Location
(1)	Resolution Establishing Separate Account	Incorporated by reference to Initial Registration Statement, File Nos. 333-25473 and 811-03859, filed on April 18, 1997, Accession No. 0000950148-97-000989.
(2)	Form of Custody Agreements	Not Applicable
(3)(a)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(3)(b)	Selling Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(4)(a)	AGL Variable Annuity Contract (AG-803 (7/13))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed December 14, 2016, Accession No. 0001193125-16-793053.
(4)(b)	AGL Contract Data Page (AG-805-DP (1/16))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed December 14, 2016, Accession No. 0001193125-16-793053.
(4)(c)	AGL Withdrawal Charge Waiver Endorsement (AGE-8038 (1/16))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed December 14, 2016, Accession No. 0001193125-16-793053.
(4)(d)	AGL Return of Purchase Payment Death Benefit Endorsement (AGE-8022 (8/16))	Incorporated by reference to Post-Effective Amendment No. 12 and Amendment No. 12, File Nos. 333-185762 and 811-03859, filed April 26, 2017, Accession No. 0001193125-17-138989.
(4)(e)	AGL Maximum Anniversary Value Optional Death Benefit Endorsement (AGE-8023 (8/16))	Incorporated by reference to Post-Effective Amendment No. 12 and Amendment No. 12, File Nos. 333-185762 and 811-03859, filed April 26, 2017, Accession No. 0001193125-17-138989.
(4)(f)	AGL Optional Guaranteed Living Benefit Endorsement (Income Plus) (AGE-6248 (12/15))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 9, File Nos. 333-185762 and 811-03859, filed on December 15, 2016, Accession No. 0001193125-16-794181.
(4)(g)	AGL Optional Guaranteed Living Benefit Endorsement (Daily) (AGE-8036 (12/16))	Incorporated by reference to Post-Effective Amendment No. 12 and Amendment No. 12, File Nos. 333-185762 and 811-03859, filed April 26, 2017, Accession No. 0001193125-17-138989.
(4)(h)	AGL Optional Return of Purchase Payment Death Benefit Rider (AGE-8022 (12/18))	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.

Exhibit Number	Description	Location
(4)(i)	AGL Optional Maximum Anniversary Value Death Benefit Rider (AGE-8023 (12/18))	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(4)(j)	AGL Optional Guaranteed Lifetime Income Rider (AGE-8060 (12/18))	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(4)(k)	AGL Optional Guaranteed Lifetime Income Rider (AGE-8075 (12/18))	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(4)(l)	AGL IRA Endorsement (AGE-6171 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed December 14, 2016, Accession No. 0001193125-16-793053.
(4)(m)	AGL Roth IRA Endorsement (AGE-6172 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed December 14, 2016, Accession No. 0001193125-16-793053.
(4)(n)	AGL IRA SEP Endorsement (AGE-6173 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed December 14, 2016, Accession No. 0001193125-16-793053.
(4)(o)	AGL State Deferred Compensation Plan Endorsement (AGE-6066 (12/15)	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed December 14, 2016, Accession No. 0001193125-16-793053.
(4)(p)	AGL Pension and Profit Sharing Plan Endorsement (AGE-6067 (12/15)	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed December 14, 2016, Accession No. 0001193125-16-793053.
(4)(q)	AGL Extended Legacy Program Guide	Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-198223 and 811-03859, filed April 30, 2015, Accession No. 0001193125-15-161094.
(4)(r)	AGL Optional Guaranteed Living Benefit Endorsement (Income Plus) (AGE-8042 (4/16))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 4, File Nos. 333-213338 and 811-03859, filed April 27, 2017, Accession No. 0001193125-17-139875.
(4)(s)	AGL Optional Guaranteed Living Benefit Endorsement (Income Plus Daily) (AGE-8043 (12/16))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 4, File Nos. 333-213338 and 811-03859, filed April 27, 2017, Accession No. 0001193125-17-139875.
(5)	Application for Contract
(5)(a)	AGL Annuity Application (AGA-580 (10/16))	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-223017 and 811-03859, filed on April 27, 2018, Accession No. 0001193125-18-139351.
(6)	Corporate Documents of Depositor
(6)(a)	Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991 (P)	Incorporated by reference to Initial Form Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.
(6)(b)	Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995	Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

Exhibit Number	Description	Location
(6)(c)	Bylaws of American General Life Insurance Company, restated as of June 8, 2005	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.
(7)	Reinsurance Contract	Not Applicable
(8)	Material Contracts
(8)(a)	Anchor Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(b)	SunAmerica Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(c)	American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000101.
(8)(d)	Seasons Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(e)(1)	Goldman Sachs Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 7 Form N-6 Registration Statement, Filed No. 333-90787, filed on December 19, 2003, Accession No. 0001193125-03-097054.
(8)(e)(2)	Amendments to the Goldman Sachs Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed December 14, 2016, Accession No. 0001193125-16-793053.
(8)(f)	Letters of Consent to the Assignment of the Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(9)	Opinion of Counsel and Consent of Depositor	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-223017 and 811-03859, filed on April 27, 2018, Accession No. 0001193125-18-139351.
(10)	Consent	Filed Herewith
(11)	Financial Statements Omitted from Item 23	Not Applicable
(12)	Initial Capitalization Agreement	Not Applicable
(13)	Other
(13)(a)	Power of Attorney — American General Life Insurance Company Directors	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-223017 and 811-03859, filed on April 27, 2020, Accession No. 0001683863-20-005409.

Item 25.     Directors and Officers of the Depositor
The directors and principal officers of the American General Life Insurance Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
K EVIN T. HOGAN (1)	Director, Chairman, Chief Executive Officer, and President
K ATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer
T HOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer
T ERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer
M ICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
J ONATHAN J. NOVAK (2)	Director and Chief Executive Officer, Institutional Markets
A LIREZA VASEGHI (1)	Director, Senior Vice President and Chief Investment Officer
T ODD P. SOLASH (3)	Director and Chief Executive Officer, Individual Retirement
A DAM C. WINSLOW (4)	Director and Chief Executive Officer, Life Insurance
Evelyn Curran	Executive Vice President
Gabriel A. Lopez (3)	Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky (3)	Senior Vice President, Individual Retirement Products
Sabyasachi Ray (1)	Senior Vice President and Chief Operating Officer
David Ditillo (5)	Senior Vice President and Chief Information Officer
Christine A. Nixon (3)	Senior Vice President
Christopher V. Muchmore (3)	Senior Vice President, Market Risk Management
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Sai P. Raman (6)	Senior Vice President, Institutional Markets
Timothy M. Heslin (7)	Senior Vice President and Chief Life Product and Underwriting Officer
C RAIG A. ANDERSON	Senior Vice President and Life Controller
Mallary L. Reznik (3)	Senior Vice President, General Counsel and Assistant Secretary
Christina M. Haley (3)	Senior Vice President, Product Filing
Justin J.W. Caulfield (1)	Vice President and Treasurer
Julie Cotton Hearne	Vice President and Secretary
Mark A. Peterson (7)	Vice President, Distribution
Leo W. Grace	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Mary M. Newitt (3)	Vice President, Product Filing
Daniel R. Cricks	Vice President and Tax Officer
Stephen G. Lunanuova (8)	Vice President and Tax Officer
Barbara J. Moore	Vice President and Tax Officer
T. Clay Spires	Vice President and Tax Officer
Michael E. Treske (3)	Vice President, Distribution
Frank Kophamel	Vice President and Appointed Actuary
Michelle D. Campion (9)	Vice President
Jeffrey S. Flinn	Vice President
Manda Ghaferi (3)	Vice President
Christopher J. Hobson	Vice President
Jennifer N. Miller (9)	Vice President
Thomas A. Musante (9)	Vice President
Stewart R. Polakov (3)	Vice President
Amanda K. Ouslander	Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart	Vice President and Assistant Life Controller
Jennifer A. Roth (3)	Vice President, 38a-1 Compliance Officer
David J. Kumatz (7)	Assistant Secretary
Rosemary Foster	Assistant Secretary
Virginia N. Puzon (3)	Assistant Secretary
Marjorie D. Washington	Assistant Secretary

Names, Positions and Offices Held with Depositor
Lloyd J. Bellow	Assistant Tax Officer
Grace D. Harvey	Illustration Actuary
Laszlo Kulin (8)	Investment Tax Officer
Michael F. Mulligan	Managing Director and Head of Global Guaranteed Investment Contracts
Melissa H. Cozart	Privacy Officer

(1)	175 Water Street, New York, NY 10038
(2)	10880 Wilshire Blvd. Suite 1101, Los Angeles, CA 90024
(3)	21650 Oxnard Street, Woodland Hills, CA 91367
(4)	58 Fenchurch Street, London, United Kingdom, EC3M 4AB
(5)	3211 Shannon Road, Durham, NC 27707
(6)	50 Danbury Road, Wilton, CT 06897
(7)	340 Seven Springs Way, Brentwood, TN, 32027
(8)	80 Pine Street, New York, NY 10005
(9)	777 S. Figueroa Street, Los Angeles, CA 90017
(10)	301 Grant Street, Pittsburgh, PA, 15219
Item 26.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of American General Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-20-023889, filed on February 21, 2020. Exhibit 21 is incorporated herein by reference.
Item 27.     Number of Contract Owners
As of September 30, 2020, the number of Polaris Advisory contracts funded by Variable Separate Account was 137 of which 70 were qualified contracts and 67 were non-qualified contracts.
Item 28.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
American General Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 29.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account VL-R
USL Separate Account USL A
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
James T. Nichols(1)	Director, President and Chief Executive Officer
Terri N. Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Todd P. Solash	Director
Frank Curran(1)	Vice President, Chief Financial Officer, Chief Operating Officer, Controller and Treasurer
Michael Fortey(2)	Chief Compliance Officer
John Thomas Genoy(1)	Vice President
Mallary Loren Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
Thomas Clayton Spires(2)	Vice President, Tax Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address 160 Greene Street, Jersey City, NJ 07311
(2) Principal business address 2919 Allen Parkway, Houston, TX 77019
(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 30.     Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company’s Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.
Item 31.     Management Services
Not Applicable.

Item 32.     Undertakings
General Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Undertakings of the Registrant
Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 8th day of October, 2020.
Variable Separate Account
(Registrant)
BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
        (On behalf of the Registrant and itself)
BY:  /s/   CRAIG A. ANDERSON

         CRAIG A. ANDERSON
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer, and President	October 8, 2020

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	October 8, 2020

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	October 8, 2020

*TERRI N. FIEDLER TERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer	October 8, 2020

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	October 8, 2020

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director and Chief Executive Officer, Institutional Markets	October 8, 2020

ALIREZA VASEGHI	Director, Senior Vice President and Chief Investment Officer

*TODD P. SOLASH TODD P. SOLASH	Director and Chief Executive Officer, Individual Retirement	October 8, 2020

*ADAM C. WINSLOW ADAM C. WINSLOW	Director and Chief Executive Officer, Life Insurance	October 8, 2020

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	October 8, 2020

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	October 8, 2020